UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 002-58043
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 66	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-02716
Amendment No. 98	☑
(Check appropriate box or boxes.)
Nationwide Variable Account

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner, III, Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2018

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2018 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Soloist®
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account
The date of this prospectus is May 1, 2018.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2018), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 36. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	Aberdeen Global Unconstrained Fixed Income Fund: Institutional Service Class
•	Aberdeen U.S. Multi-Cap Equity Fund: Institutional Service Class
•	American Century Income & Growth Fund: Investor Class
•	American Century Short Term Government Fund: Investor Class
•	American Century Ultra® Fund: Investor Class
•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
•	Delaware High-Yield Opportunities Fund: Institutional Class
•	Dreyfus Appreciation Fund, Inc.

•	Dreyfus Intermediate Term Income Fund: Class A
•	Dreyfus S&P 500 Index Fund
•	Federated Bond Fund: Class F Shares
•	Federated High Yield Trust: Service Shares
•	Fidelity Advisor® Balanced Fund: Class M
•	Fidelity Advisor® Equity Income Fund: Class M
•	Fidelity Advisor® Growth Opportunities Fund: Class M
•	Fidelity Asset Manager 50%
•	Fidelity Equity-Income Fund
•	Fidelity Magellan® Fund
•	Fidelity Puritan Fund
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
•	Invesco Mid Cap Growth Fund: Class A
•	Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares
•	MFS® Strategic Income Fund: Class A
•	Nationwide Bond Fund: Institutional Service Class
•	Nationwide Fund: Institutional Service Class
•	Nationwide Government Money Market Fund - Investor Shares
•	Nationwide Growth Fund: Class A
•	Nationwide Inflation-Protected Securities Fund: Institutional Service Class
•	Nationwide S&P 500 Index Fund: Service Class
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Neuberger Berman Socially Responsive Fund: Trust Class
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Virtus Strategic Allocation Fund: Class A
•	Wells Fargo Intrinsic Value Fund: Administrative Class
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Internal Revenue Code to which the only contributions that can be made are contributions under a Simple Plan and rollovers or transfers from another Simple IRA.

Simple Plan – The Savings Incentive Match Plan for Employees of Small Employers. This plan is a written arrangement established under Section 408(p) of the Internal Revenue Code which provides a simplified tax-favored retirement plan for Small Employers. In a Simple Plan, each employee may choose whether to have the Small Employer make payments as contributions under the Simple Plan or to receive these payments directly in cash. A Small Employer that chooses to establish a Simple Plan must make either matching contributions or non-elective contributions. All contributions under a Simple Plan are made to Simple IRAs.
Small Employer – An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Two-Year Period – The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee’s Simple IRA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") for contracts issued on or after January 1,1993 (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum CDSC for contracts issued prior to January 1, 1993	5% [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Variable Account Annual Expenses for contracts issued on or after January 1, 1993
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.05%
Total Variable Account Annual Expenses	1.30%
Variable Account Annual Expenses for contracts issued prior to January 1, 1993
Mortality and Expense Risk Charge	1.30%

[1]	Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without a CDSC. The CDSC is waived:
•	for first year withdrawals of up to 10% of purchase payments for IRAs; or
•	for any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued to fund Qualified Plans.
As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.
[2]	After the first year from the date of any purchase payment, the Contract Owner may withdraw 5% of that purchase payment without a CDSC.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The Contract Maintenance Charge is deducted annually from all contracts on each Contract Anniversary and upon a full surrender of the contract.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account. They are charged on a daily basis at the annualized rate noted above.

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2017, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.47%	2.60%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total Variable Account charges associated with the contract (1.30%).

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.60%)	$1,041	$1,731	$2,431	$4,529	*	$1,331	$2,231	$4,529	$441	$1,331	$2,231	$4,529
Minimum Total Underlying Mutual Fund Operating Expenses (0.47%)	$ 817	$1,071	$1,350	$2,472	*	$ 671	$1,150	$2,472	$217	$ 671	$1,150	$2,472
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years
Synopsis of the Contracts
The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts. Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts. All contracts issued on or after January 1, 1993 were issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.
Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing non-qualified annuities or Individual Retirement Annuities. Such contracts are, however, issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders. Such account holders will be the Annuitant under these contracts. Annuity payments under the contracts are deferred until a selected later date.

For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Mortality and Expense Risk Charge
For contracts issued on or after January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. For contracts issued before January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.30% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract’s standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
For contracts issued on or after January 1, 1993, Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
Each year on the Contract Anniversary (and on the date of surrender upon full surrender of the contact), Nationwide deducts a Contract Maintenance Charge of $30 from the Contract Value. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code established on or after January 1, 1993 and SEP IRAs established between January 1, 1993 and August 1, 1994, the Contract Maintenance Charge varies from $0 to $30 depending on certain underwriting considerations. Such underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code and SEP IRAs established on or after August 1, 1994, the Contract Maintenance Charge varies from $0 to $12. Variances are based on internal underwriting guidelines. The Contract Maintenance Charge will be deducted proportionately from the Fixed Account and Variable Account in the same percentages as purchase payments are allocated at the time of the deduction.

Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
For contracts issued before January 1, 1993, Nationwide will deduct a CDSC not to exceed 5% of purchase payments withdrawn.
As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).

Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges. Refer to Appendix B: Condensed Financial Information for Accumulation Unit value information.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on March 3, 1976 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021

•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives
For the year end December 31, 2017, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.

Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Charges and Deductions
Mortality and Expense Risk Charge
For contracts issued on or after January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. For contracts issued before January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.30% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract’s standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
For contracts issued on or after January 1, 1993, Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn (5% of purchase payments withdrawn for contracts issued prior to January 1, 1993). As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.
For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
For contracts issued on or after January 1, 1993, the CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Starting with the second year after a purchase payment has been made under the contract, 10% of that purchase payment may be withdrawn each year without imposition of the CDSC. This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. The CDSC is waived:
(a)	for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or
(b)	for any amount withdrawn from this contract in order to meet minimum distribution requirements for this contract under the Internal Revenue Code.

For contracts issued before January 1, 1993, Nationwide may deduct a CDSC equal to 5% of the lesser of the total of all purchase payments made within eight years of the date of the withdrawal request, or the amount withdrawn. In no event will any CDSC be charged against any amounts held under the contract for at least eight years. Certain partial withdrawals may be requested for which no CDSC will be assessed. For any purchase payments made, the Contract Owner (or Annuitant, if applicable) may, after the first year from the date of each purchase payment, withdraw without a CDSC, up to 5% of that purchase payment for each year that the purchase payment has remained on deposit (less the amount of such purchase payment previously withdrawn free of charge).
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
For contracts sold to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Internal Revenue Code, SEP IRAs sold on or after January 1, 1993, and Roth IRAs, Nationwide will waive the CDSC when:
•	the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));
•	the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));
•	the plan participant attains age 59½ and has participated in the contract for at least five years, as determined from the Contract Anniversary immediately preceding the distribution;
•	the plan participant has participated in the contract for at least 15 years as determined from the Contract Anniversary immediately preceding the distribution;
•	the plan participant dies; or
•	the contract is annuitized after two years from the inception of the contract.
For Individual Retirement Accounts, Nationwide will waive the CDSC when:
•	the designated Annuitant dies; or
•	the contract is annuitized after two years from the inception of the contract.
No CDSC applies to transfers between or among the various investment options in the contract.
In no event will elimination of the CDSC be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by law.
Contract Maintenance Charge
Each year on the Contract Anniversary (and on the date of surrender upon full surrender of the contact), Nationwide deducts a Contract Maintenance Charge of $30 from the Contract Value. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code established on or after January 1, 1993 and SEP IRAs established between January 1, 1993 and August 1, 1994, the Contract Maintenance Charge varies from $0 to $30 depending on certain underwriting considerations. Such underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code and SEP IRAs established on or after August 1, 1994, the Contract Maintenance Charge varies from $0 to $12. Variances are based on internal underwriting guidelines. The Contract Maintenance Charge will be deducted proportionately from the Fixed Account and Variable Account in the same percentages as purchase payments are allocated at the time of the deduction.

Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Fund Information.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Ownership and Interests in the Contract
Contract Owner
All contract rights are exercised by the Annuitant. Throughout this prospectus, all discussions relating to the rights and capabilities of a Contract Owner under the contracts apply to the Annuitant.

Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Although not the Contract Owner, the Annuitant may exercise contract rights if authorized by the holder of the contract (an Individual Retirement Account or Qualified Plan trustee(s)).
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Annuitant exercising the right of the Contract Owner may request to change the following:
•	Annuitant;
•	Contingent Annuitant;
•	beneficiary; or
•	contingent beneficiary.
The Annuitant must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Annuitant), whether or not the Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.

Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.

Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and

(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Normally, Nationwide will not restrict transfers from the Sub-Accounts to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account. Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.

Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	a Contract Maintenance Charge
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under a Qualified Plan
The contract withdrawal provisions may be modified pursuant to the plan terms and Internal Revenue Code provisions when the contract is issued to fund a Qualified Plan.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.

Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Government Money Market Fund - Investor Shares
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging from the Fixed Account should first inquire as to whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge).
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Death Benefit
Death of Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;

(2)	an election specifying the distribution method; and
(3)	any state required form(s).
For contracts issued on or after May 1, 1998 (or a later date if required by state law):
•	If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
•	If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.
For contracts issued before May 1, 1998 (or before state approval of the death benefit calculation described previously):
•	If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less any amounts withdrawn.
•	If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.
If the Annuitant dies after the Annuitization Date, payment will be determined according to the selected annuity payment option.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted to the Service Center and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.

The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
If the contract is issued to fund a Qualified Plan, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.

Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $500, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.

Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the combined financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Financial Statements
Investment Company Act of 1940 Registration File No. 811-02716
Securities Act of 1933 Registration File No. 002-58043

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. Some of the underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. Others are publicly available underlying mutual funds. Regardless, there is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
Aberdeen Global Unconstrained Fixed Income Fund: Institutional Service Class
Investment Advisor:	Aberdeen Asset Management, Inc.
Sub-advisor:	Aberdeen Asset Managers Limited
Investment Objective:	The fund seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income and capital appreciation.
Aberdeen U.S. Multi-Cap Equity Fund: Institutional Service Class
Investment Advisor:	Aberdeen Asset Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Designation: STTF
Aberdeen U.S. Small Cap Equity Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Aberdeen Asset Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Designation: STTF
American Century Growth Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before August 31, 2011
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Income & Growth Fund: Investor Class
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
American Century International Growth Fund: Investor Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
Designation: STTF
American Century Short Term Government Fund: Investor Class
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks income and investment returns by investing in various types of U.S. government securities.
American Century Ultra® Fund: Investor Class
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
Delaware High-Yield Opportunities Fund: Institutional Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks total return and, as a secondary objective, high current income.
Dreyfus Appreciation Fund, Inc.
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Balanced Opportunity Fund: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before August 30, 2011
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks high total return through a combination of capital appreciation and current income.
Dreyfus Intermediate Term Income Fund: Class A
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to maximize total return, consisting of capital appreciation and current income.
Dreyfus S&P 500 Index Fund
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500 Composite Stock Price Index.
Dreyfus Sustainable U.S. Equity Fund, Inc. (The): Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Newton Investment Management (North America) Limited (Newton)
Investment Objective:	The fund seeks long-term capital appreciation.
Federated Bond Fund: Class F Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High level of current income, as is consistent with the preservation of capital.
Federated High Yield Trust: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Designation: STTF
Fidelity Advisor® Balanced Fund: Class M (formerly, Fidelity Advisor® Balanced Fund: Class T)
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Income and growth of capital.
Fidelity Advisor® Equity Income Fund: Class M (formerly, Fidelity Advisor® Equity Income Fund: Class T)
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500 Index.
Fidelity Advisor® Growth Opportunities Fund: Class M (formerly, Fidelity Advisor® Growth Opportunities Fund: Class T)
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital growth.

Fidelity Advisor® High Income Advantage Fund: Class M (formerly, Fidelity Advisor® High Income Advantage Fund: Class T)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high level of income and the potential for capital gains.
Fidelity Asset Manager 50%
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short term instruments.
Fidelity Capital & Income Fund
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 1999
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks to provide a combination of income and capital growth.
Fidelity Equity-Income Fund
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.
Fidelity Magellan® Fund
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Fidelity Puritan Fund
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 1, 1993
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation, which may occasionally be short term. The secondary goal is income.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Invesco Mid Cap Growth Fund: Class A
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth.

Janus Henderson Forty Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2017
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Henderson Global Research Fund: Class T
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson Research Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2017
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	The investment seeks long-term growth of capital.
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF
MFS® Strategic Income Fund: Class A
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return with an emphasis on high current income, but also considering capital appreciation.
Nationwide Bond Fund: Institutional Service Class
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Designation: STTF
Nationwide Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 25, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	Seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF
Nationwide Fund: Institutional Service Class
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The fund seeks total return through a flexible combination of current income and capital appreciation.
Designation: STTF
Nationwide Government Money Market Fund - Investor Shares
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	Seeks as high level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Growth Fund: Class A
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF

Nationwide Growth Fund: Institutional Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTF
Nationwide Inflation-Protected Securities Fund: Institutional Service Class
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.
Nationwide S&P 500 Index Fund: Service Class
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment seeks to provide investment results that correspond to the price and yield of the S&P 500 Index.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Genesis Fund: Trust Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Guardian Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital; current income is a secondary goal.
Neuberger Berman Large Cap Value Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital
Neuberger Berman Short Duration Bond Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Socially Responsive Fund: Trust Class
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Oppenheimer Global Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The investment seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Templeton Foreign Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Templeton Global Advisors Limited
Investment Objective:	Long-term capital growth.
Virtus Strategic Allocation Fund: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Kayne Anderson Rudnick, Newfleet Asset Management, LLC and Duff & Phelps Investment Management
Investment Objective:	Reasonable income, long-term capital growth and conservation of capital.
Wells Fargo Common Stock Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Wells Fargo Intrinsic Value Fund: Administrative Class
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Large Cap Growth Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts as of December 31, 2017. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.
No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Aberdeen Global Unconstrained Fixed Income Fund: Institutional Service Class - NQ
2017	11.081619	11.115366	0.30%	38,123
2016	10.147839	11.081619	9.20%	45,021
2015	10.788667	10.147839	-5.94%	40,275
2014	11.095401	10.788667	-2.76%	45,516
2013	11.597429	11.095401	-4.33%	50,873
2012	11.224535	11.597429	3.32%	64,761
2011	10.955114	11.224535	2.46%	69,098
2010	10.549735	10.955114	3.84%	234,344
2009*	10.000000	10.549735	5.50%	89,576
Aberdeen U.S. Multi-Cap Equity Fund: Institutional Service Class - Q/NQ
2017	17.203115	20.538927	19.39%	76,645
2016	15.716862	17.203115	9.46%	84,286
2015	16.546179	15.716862	-5.01%	87,681
2014	15.529569	16.546179	6.55%	100,216
2013	12.326161	15.529569	25.99%	111,074
2012	10.734253	12.326161	14.83%	115,225
2011*	10.000000	10.734253	7.34%	136,054
Aberdeen U.S. Small Cap Equity Fund: Class A - NQ
2017	47.027996	51.537023	9.59%	30,458
2016	38.653194	47.027996	21.67%	37,115
2015	36.164338	38.653194	6.88%	33,208
2014	34.329327	36.164338	5.35%	35,641
2013	24.468250	34.329327	40.30%	37,059
2012	21.734180	24.468250	12.58%	39,623
2011	23.508324	21.734180	-7.55%	48,353
2010	18.648184	23.508324	26.06%	0
2009	13.738096	18.648184	35.74%	75,542
2008	25.251905	13.738096	-45.60%	81,505
American Century Growth Fund: Investor Class - NQ
2017	155.737530	199.973020	28.40%	23,429
2016	151.493071	155.737530	2.80%	25,070
2015	146.793120	151.493071	3.20%	29,717
2014	133.716511	146.793120	9.78%	32,800
2013	104.723334	133.716511	27.69%	37,527
2012	93.147510	104.723334	12.43%	45,320
2011	95.227762	93.147510	-2.18%	49,332
2010	82.015831	95.227762	16.11%	0
2009	61.334447	82.015831	33.72%	55,963
2008	99.980990	61.334447	-38.65%	60,777

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Income & Growth Fund: Investor Class - NQ
2017	33.050228	39.350195	19.06%	96,144
2016	29.484181	33.050228	12.09%	105,004
2015	31.667223	29.484181	-6.89%	106,114
2014	28.515657	31.667223	11.05%	108,068
2013	21.286534	28.515657	33.96%	115,075
2012	18.832921	21.286534	13.03%	115,520
2011	18.521282	18.832921	1.68%	134,955
2010	16.445959	18.521282	12.62%	0
2009	14.130376	16.445959	16.39%	175,496
2008	21.918313	14.130376	-35.53%	191,548
American Century International Growth Fund: Investor Class - NQ
2017	28.572534	36.954362	29.34%	9,496
2016	30.723573	28.572534	-7.00%	11,403
2015	30.948228	30.723573	-0.73%	12,950
2014	33.125661	30.948228	-6.57%	15,665
2013	27.297179	33.125661	21.35%	16,745
2012	22.694716	27.297179	20.28%	21,618
2011	26.081800	22.694716	-12.99%	26,185
2010	23.240709	26.081800	12.22%	79,296
2009	17.569048	23.240709	32.28%	35,850
2008	32.490550	17.569048	-45.93%	38,918
American Century Short Term Government Fund: Investor Class - NQ
2017	28.976088	28.661076	-1.09%	20,226
2016	29.235770	28.976088	-0.89%	22,953
2015	29.586616	29.235770	-1.19%	23,527
2014	29.878774	29.586616	-0.98%	27,626
2013	30.395890	29.878774	-1.70%	29,437
2012	30.706131	30.395890	-1.01%	35,304
2011	30.638192	30.706131	0.22%	37,086
2010	30.352033	30.638192	0.94%	0
2009	29.946463	30.352033	1.35%	42,021
2008	28.972208	29.946463	3.36%	44,898
American Century Ultra® Fund: Investor Class - NQ
2017	38.858299	50.589057	30.19%	121,862
2016	37.716286	38.858299	3.03%	133,704
2015	35.997204	37.716286	4.78%	150,715
2014	33.182123	35.997204	8.48%	161,109
2013	24.554610	33.182123	35.14%	179,335
2012	21.788653	24.554610	12.69%	200,190
2011	21.814917	21.788653	-0.12%	226,301
2010	18.961139	21.814917	15.05%	338,737
2009	14.192489	18.961139	33.60%	277,603
2008	24.681509	14.192489	-42.50%	313,110
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ
2017	8.612317	11.130469	29.24%	77,592
2016	9.238414	8.612317	-6.78%	84,582
2015*	10.000000	9.238414	-7.62%	91,820

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware High-Yield Opportunities Fund: Institutional Class - NQ
2017	19.780712	20.945107	5.89%	36,769
2016	17.659248	19.780712	12.01%	40,079
2015	19.140010	17.659248	-7.74%	45,923
2014	19.485749	19.140010	-1.77%	47,405
2013	18.096881	19.485749	7.67%	51,699
2012	15.575699	18.096881	16.19%	53,365
2011	15.440728	15.575699	0.87%	43,302
2010	13.409347	15.440728	15.15%	0
2009*	10.000000	13.409347	34.09%	51,698
Dreyfus Appreciation Fund, Inc. - NQ
2017	20.982705	26.228651	25.00%	62,005
2016	19.824301	20.982705	5.84%	73,232
2015	20.603434	19.824301	-3.78%	78,079
2014	19.280197	20.603434	6.86%	86,143
2013	16.084197	19.280197	19.87%	93,718
2012	14.790833	16.084197	8.74%	92,607
2011	13.923603	14.790833	6.23%	101,035
2010	12.239306	13.923603	13.76%	234,846
2009	10.247505	12.239306	19.44%	110,097
2008	15.352184	10.247505	-33.25%	118,113
Dreyfus Balanced Opportunity Fund: Class Z - NQ
2017	15.653836	17.262158	10.27%	35,750
2016	14.394319	15.653836	8.75%	45,088
2015	14.639991	14.394319	-1.68%	35,725
2014	13.785789	14.639991	6.20%	38,238
2013	11.528169	13.785789	19.58%	39,142
2012	10.297491	11.528169	11.95%	40,726
2011	10.617811	10.297491	-3.02%	41,356
2010	9.494402	10.617811	11.83%	165,521
2009	7.883643	9.494402	20.43%	65,248
2008	11.063044	7.883643	-28.74%	69,693
Dreyfus Intermediate Term Income Fund: Class A - NQ
2017	12.703238	13.068052	2.87%	94,604
2016	12.639826	12.703238	0.50%	105,338
2015	12.994399	12.639826	-2.73%	117,563
2014	12.566449	12.994399	3.41%	133,452
2013	12.900636	12.566449	-2.59%	107,842
2012	12.194805	12.900636	5.79%	117,378
2011	11.513495	12.194805	5.92%	126,265
2010	10.700287	11.513495	7.60%	0
2009	9.258117	10.700287	15.58%	148,448
2008*	10.000000	9.258117	-7.42%	171,020

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus S&P 500 Index Fund - NQ
2017	53.783496	64.367181	19.68%	210,963
2016	48.936354	53.783496	9.90%	219,191
2015	49.132876	48.936354	-0.40%	236,442
2014	43.996247	49.132876	11.68%	252,626
2013	33.831142	43.996247	30.05%	267,603
2012	29.689633	33.831142	13.95%	276,731
2011	29.590879	29.689633	0.33%	308,314
2010	26.170165	29.590879	13.07%	550,828
2009	21.037370	26.170165	24.40%	359,565
2008	33.984921	21.037370	-38.10%	390,208
Dreyfus Sustainable U.S. Equity Fund, Inc. (The): Class Z - NQ
2017	36.741407	41.764862	13.67%	7,480
2016	33.817205	36.741407	8.65%	10,969
2015	35.393589	33.817205	-4.45%	13,859
2014	31.692349	35.393589	11.68%	20,815
2013	23.947291	31.692349	32.34%	16,880
2012	21.729676	23.947291	10.21%	18,331
2011	21.863890	21.729676	-0.61%	21,232
2010	19.347463	21.863890	13.01%	0
2009	14.705790	19.347463	31.56%	26,615
2008	22.678149	14.705790	-35.15%	28,727
Federated Bond Fund: Class F Shares - NQ
2017	24.287955	25.560983	5.24%	52,983
2016	22.734176	24.287955	6.83%	54,961
2015	23.498442	22.734176	-3.25%	57,966
2014	22.510772	23.498442	4.39%	61,716
2013	22.629059	22.510772	-0.52%	70,211
2012	20.801322	22.629059	8.79%	79,949
2011	19.879497	20.801322	4.64%	71,356
2010	18.170017	19.879497	9.41%	275,280
2009	14.563247	18.170017	24.77%	81,072
2008	16.458348	14.563247	-11.51%	90,719
Federated High Yield Trust: Service Shares - NQ
2017	23.623791	25.051113	6.04%	46,698
2016	20.908335	23.623791	12.99%	44,718
2015	21.970882	20.908335	-4.84%	54,225
2014	21.393435	21.970882	2.70%	56,163
2013	19.321476	21.393435	10.72%	74,483
2012	16.543484	19.321476	16.79%	81,020
2011	16.196889	16.543484	2.14%	78,508
2010	14.098872	16.196889	14.88%	0
2009	9.184845	14.098872	53.50%	96,655
2008	12.946951	9.184845	-29.06%	85,570

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Advisor Balanced Fund: Class M - NQ
2017	25.147160	28.738973	14.28%	36,522
2016	23.876171	25.147160	5.32%	71,592
2015	24.246690	23.876171	-1.53%	70,241
2014	22.417732	24.246690	8.16%	76,575
2013	18.935126	22.417732	18.39%	66,146
2012	17.113725	18.935126	10.64%	66,501
2011	17.132244	17.113725	-0.11%	59,697
2010	15.359638	17.132244	11.54%	0
2009	12.259147	15.359638	25.29%	70,667
2008	18.259649	12.259147	-32.86%	68,727
Fidelity Advisor Equity Income Fund: Class M - NQ
2017	33.317773	36.841151	10.58%	47,085
2016	28.785086	33.317773	15.75%	50,422
2015	30.574015	28.785086	-5.85%	55,331
2014	28.647767	30.574015	6.72%	58,254
2013	22.812261	28.647767	25.58%	62,482
2012	19.825574	22.812261	15.06%	76,388
2011	20.043620	19.825574	-1.09%	82,492
2010	17.950917	20.043620	11.66%	0
2009	14.635198	17.950917	22.66%	103,627
2008	25.030175	14.635198	-41.53%	127,058
Fidelity Advisor Growth Opportunities Fund: Class M - NQ
2017	24.605340	32.633086	32.63%	90,186
2016	24.998916	24.605340	-1.57%	85,084
2015	24.215753	24.998916	3.23%	106,324
2014	22.017070	24.215753	9.99%	113,907
2013	16.366977	22.017070	34.52%	114,109
2012	13.966719	16.366977	17.19%	118,799
2011	13.907808	13.966719	0.42%	127,085
2010	11.417505	13.907808	21.81%	0
2009	7.875789	11.417505	44.97%	152,316
2008	17.883749	7.875789	-55.96%	170,528
Fidelity Advisor High Income Advantage Fund: Class M - NQ
2017	33.293868	36.588639	9.90%	11,311
2016	29.736150	33.293868	11.96%	11,807
2015	31.078976	29.736150	-4.32%	14,511
2014	30.320517	31.078976	2.50%	16,834
2013	27.914960	30.320517	8.62%	18,775
2012	23.956129	27.914960	16.53%	21,112
2011	24.319659	23.956129	-1.49%	22,674
2010	20.907088	24.319659	16.32%	0
2009	12.503411	20.907088	67.21%	29,631
2008	20.744811	12.503411	-39.73%	33,218

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Asset Manager 50% - NQ
2017	31.508379	35.473940	12.59%	40,100
2016	29.993864	31.508379	5.05%	42,107
2015	30.522037	29.993864	-1.73%	43,694
2014	29.317611	30.522037	4.11%	49,475
2013	26.065612	29.317611	12.48%	55,673
2012	23.714002	26.065612	9.92%	63,385
2011	24.181900	23.714002	-1.93%	67,768
2010	21.583277	24.181900	12.04%	135,268
2009	16.700070	21.583277	29.24%	76,622
2008	23.435864	16.700070	-28.74%	84,558
Fidelity Capital & Income Fund - NQ
2017	143.758596	158.415302	10.20%	1,359
2016	131.528097	143.758596	9.30%	1,801
2015	134.500558	131.528097	-2.21%	2,126
2014	128.394333	134.500558	4.76%	2,534
2013	118.573891	128.394333	8.28%	2,945
2012	103.198398	118.573891	14.90%	3,635
2011	106.589493	103.198398	-3.18%	4,043
2010	92.198442	106.589493	15.61%	0
2009	54.264341	92.198442	69.91%	4,474
2008	80.733607	54.264341	-32.79%	4,633
Fidelity Equity-Income Fund - NQ
2017	161.734939	180.963163	11.89%	31,047
2016	139.592664	161.734939	15.86%	34,104
2015	146.598905	139.592664	-4.78%	40,068
2014	136.667151	146.598905	7.27%	41,708
2013	108.443425	136.667151	26.03%	45,454
2012	93.722795	108.443425	15.71%	48,465
2011	99.617103	93.722795	-5.92%	53,403
2010	87.664859	99.617103	13.63%	110,594
2009	68.567882	87.664859	27.85%	61,956
2008	119.045787	68.567882	-42.40%	70,057
Fidelity Magellan® Fund - NQ
2017	45.328816	56.604468	24.88%	124,033
2016	43.637227	45.328816	3.88%	138,345
2015	42.488991	43.637227	2.70%	172,996
2014	37.736610	42.488991	12.59%	188,529
2013	28.259020	37.736610	33.54%	202,330
2012	24.266573	28.259020	16.45%	218,594
2011	27.797155	24.266573	-12.70%	242,476
2010	25.054565	27.797155	10.95%	340,110
2009	17.986592	25.054565	39.30%	317,718
2008	36.015823	17.986592	-50.06%	340,577

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Puritan Fund - NQ
2017	51.676877	60.568152	17.21%	103,573
2016	49.848455	51.676877	3.67%	116,266
2015	49.625622	49.848455	0.45%	118,299
2014	45.400754	49.625622	9.31%	120,282
2013	38.225038	45.400754	18.77%	129,234
2012	34.037337	38.225038	12.30%	132,343
2011	34.254588	34.037337	-0.63%	144,530
2010	30.432253	34.254588	12.56%	0
2009	24.337414	30.432253	25.04%	174,283
2008	34.808803	24.337414	-30.08%	192,799
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class - NQ
2017	40.942792	43.214366	5.55%	69
2016	36.193194	40.942792	13.12%	69
2015	38.050053	36.193194	-4.88%	69
2014	38.110931	38.050053	-0.16%	69
2013	36.445450	38.110931	4.57%	69
2012	32.326998	36.445450	12.74%	542
2011	31.482570	32.326998	2.68%	870
2010	28.023266	31.482570	12.34%	1,090
2009	19.722453	28.023266	42.09%	871
2008	26.637843	19.722453	-25.96%	872
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2017	8.753031	11.230398	28.30%	157,333
2016	9.361183	8.753031	-6.50%	142,283
2015*	10.000000	9.361183	-6.39%	162,530
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A - NQ
2017	27.553587	29.428677	6.81%	74,298
2016	24.145309	27.553587	14.12%	80,080
2015	25.508552	24.145309	-5.34%	85,398
2014	24.087129	25.508552	5.90%	95,773
2013	19.104491	24.087129	26.08%	108,318
2012	16.868656	19.104491	13.25%	117,679
2011	17.401163	16.868656	-3.06%	134,013
2010	15.824543	17.401163	9.96%	218,016
2009	12.541243	15.824543	26.18%	167,045
2008	20.529099	12.541243	-38.91%	192,643
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2017	8.453341	9.736587	15.18%	133,863
2016	7.991008	8.453341	5.79%	158,768
2015	8.658440	7.991008	-7.71%	180,842
2014*	10.000000	8.658440	-13.42%	192,712
Invesco Mid Cap Growth Fund: Class A - Q/NQ
2017	31.424764	37.907275	20.63%	79,228
2016	31.690924	31.424764	-0.84%	87,045
2015	31.720594	31.690924	-0.09%	99,807
2014	29.777037	31.720594	6.53%	102,420

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Global Research Fund: Class T - NQ
2017	20.646010	25.830346	25.11%	66,646
2016	20.526220	20.646010	0.58%	73,771
2015	21.286886	20.526220	-3.57%	81,137
2014	20.108556	21.286886	5.86%	91,256
2013	15.976764	20.108556	25.86%	102,747
2012	13.508116	15.976764	18.28%	113,396
2011	15.885426	13.508116	-14.97%	130,323
2010	13.920206	15.885426	14.12%	201,045
2009	10.243736	13.920206	35.89%	180,217
2008	18.877687	10.243736	-45.74%	204,627
Janus Henderson Forty Fund: Class T - Q/NQ
2017*	10.000000	11.202701	12.03%	1,214,211
Janus Henderson Research Fund: Class T - Q/NQ
2017*	10.000000	11.247974	12.48%	314,715
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares - NQ
2017	37.058114	41.633971	12.35%	75,927
2016	32.387162	37.058114	14.42%	78,110
2015	33.645236	32.387162	-3.74%	96,650
2014	30.707048	33.645236	9.57%	90,882
2013	22.983046	30.707048	33.61%	87,582
2012	20.238201	22.983046	13.47%	88,210
2011	22.806510	20.238201	-11.26%	95,564
2010	18.731525	22.806510	21.75%	169,401
2009	12.247135	18.731525	52.95%	99,016
2008	19.012543	12.247135	-35.58%	103,477
MFS® Strategic Income Fund: Class A - NQ
2017	19.160440	19.986820	4.31%	66,292
2016	18.001240	19.160440	6.44%	48,471
2015	18.624024	18.001240	-3.34%	63,628
2014	18.323509	18.624024	1.64%	67,591
2013	18.327715	18.323509	-0.02%	80,144
2012	16.772811	18.327715	9.27%	85,387
2011	16.288195	16.772811	2.98%	79,260
2010	15.016726	16.288195	8.47%	146,955
2009	12.174056	15.016726	23.35%	69,165
2008	13.987361	12.174056	-12.96%	56,766

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Bond Fund: Institutional Service Class - NQ
2017	81.582308	83.657751	2.54%	69
2016	79.908658	81.582308	2.09%	69
2015	80.852433	79.908658	-1.17%	69
2014	78.485795	80.852433	3.02%	69
2013	79.797503	78.485795	-1.64%	70
2012	74.640591	79.797503	6.91%	70
2011	70.929496	74.640591	5.23%	70
2010	66.475212	70.929496	6.70%	70
2009	58.077823	66.475212	14.46%	70
2008	61.698018	58.077823	-5.87%	71
Nationwide Bond Fund: Institutional Service Class - Q
2017	81.933595	84.017969	2.54%	16,158
2016	80.252732	81.933595	2.09%	17,326
2015	81.200566	80.252732	-1.17%	13,704
2014	78.823734	81.200566	3.02%	14,024
2013	80.141095	78.823734	-1.64%	14,507
2012	74.961972	80.141095	6.91%	15,949
2011	71.234893	74.961972	5.23%	16,724
2010	66.761427	71.234893	6.70%	18,174
2009	58.327880	66.761427	14.46%	18,205
2008	61.963663	58.327880	-5.87%	18,611
Nationwide Fund: Class A - Q/NQ
2017	16.458874	19.479921	18.36%	34,976
2016	14.981399	16.458874	9.86%	38,399
2015	15.067377	14.981399	-0.57%	39,433
2014	13.634875	15.067377	10.51%	45,352
2013	10.619429	13.634875	28.40%	49,840
2012	9.418220	10.619429	12.75%	59,348
2011*	10.000000	9.418220	-5.82%	78,149
Nationwide Fund: Institutional Service Class - NQ
2017	212.548277	252.174642	18.64%	54
2016	193.083904	212.548277	10.08%	54
2015	193.633738	193.083904	-0.28%	54
2014	174.884865	193.633738	10.72%	54
2013	135.844557	174.884865	28.74%	54
2012	120.217214	135.844557	13.00%	54
2011	121.324448	120.217214	-0.91%	55
2010	108.998542	121.324448	11.31%	55
2009	87.776814	108.998542	24.18%	55
2008	152.049479	87.776814	-42.27%	55

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Fund: Institutional Service Class - Q
2017	204.059193	242.102900	18.64%	10,020
2016	185.372219	204.059193	10.08%	11,488
2015	185.900080	185.372219	-0.28%	13,113
2014	167.900026	185.900080	10.72%	14,321
2013	130.418974	167.900026	28.74%	14,627
2012	115.415779	130.418974	13.00%	15,531
2011	116.478791	115.415779	-0.91%	19,837
2010	104.645167	116.478791	11.31%	21,924
2009	84.271014	104.645167	24.18%	23,539
2008	145.976641	84.271014	-42.27%	24,470
Nationwide Government Money Market Fund - Investor Shares - On and After 12/25/82 - NQ
2017	28.546637	28.269655	-0.97%	488
2016	28.921591	28.546637	-1.30%	1,893
2015	29.301724	28.921591	-1.30%	2,590
2014	29.687655	29.301724	-1.30%	2,595
2013	30.078670	29.687655	-1.30%	2,308
2012	30.475923	30.078670	-1.30%	215
2011	30.875958	30.475923	-1.30%	217
2010	31.282581	30.875958	-1.30%	219
2009	31.687620	31.282581	-1.28%	221
2008	31.447901	31.687620	0.76%	223
Nationwide Government Money Market Fund - Investor Shares - On and After 12/25/82 - Q
2017	22.528141	22.309551	-0.97%	214,297
2016	22.824045	22.528141	-1.30%	236,180
2015	23.124036	22.824045	-1.30%	243,499
2014	23.428601	23.124036	-1.30%	302,631
2013	23.737179	23.428601	-1.30%	329,691
2012	24.050680	23.737179	-1.30%	363,529
2011	24.366370	24.050680	-1.30%	350,112
2010	24.687267	24.366370	-1.30%	362,623
2009	25.006911	24.687267	-1.28%	386,001
2008	24.817732	25.006911	0.76%	439,069
Nationwide Government Money Market Fund - Investor Shares - Pre 12/25/82 - Q
2017	28.367355	28.092102	-0.97%	529
2016	28.739954	28.367355	-1.30%	558
2015	29.117700	28.739954	-1.30%	778
2014	29.501207	29.117700	-1.30%	810
2013	29.889766	29.501207	-1.30%	843
2012	30.284526	29.889766	-1.30%	775
2011	30.682048	30.284526	-1.30%	808
2010	31.086120	30.682048	-1.30%	1,425
2009	31.488615	31.086120	-1.28%	2,228
2008	31.250402	31.488615	0.76%	2,384

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Growth Fund: Class A - NQ
2017	21.716301	27.191095	25.21%	16,979
2016	21.372234	21.716301	1.61%	17,772
2015	20.697889	21.372234	3.26%	26,140
2014	18.364162	20.697889	12.71%	23,367
2013	14.254038	18.364162	28.83%	20,419
2012	12.786939	14.254038	11.47%	22,021
2011	13.214101	12.786939	-3.23%	22,728
2010	11.025351	13.214101	19.85%	93,365
2009	8.424717	11.025351	30.87%	22,868
2008	13.962273	8.424717	-39.66%	21,063
Nationwide Growth Fund: Institutional Service Class - NQ
2017	140.491822	176.322249	25.50%	111
2016	137.876009	140.491822	1.90%	112
2015	132.980337	137.876009	3.68%	112
2014	117.653327	132.980337	13.03%	112
2013	90.984064	117.653327	29.31%	112
2012	81.398278	90.984064	11.78%	113
2011	83.974377	81.398278	-3.07%	113
2010	69.861368	83.974377	20.20%	113
2009	53.159100	69.861368	31.42%	114
2008	87.868286	53.159100	-39.50%	114
Nationwide Growth Fund: Institutional Service Class - Q
2017	133.057299	166.991665	25.50%	1,157
2016	130.579899	133.057299	1.90%	1,437
2015	125.943299	130.579899	3.68%	2,124
2014	111.427365	125.943299	13.03%	2,414
2013	86.169387	111.427365	29.31%	2,726
2012	77.090860	86.169387	11.78%	3,040
2011	79.530639	77.090860	-3.07%	3,984
2010	66.164459	79.530639	20.20%	4,820
2009	50.346039	66.164459	31.42%	5,083
2008	83.218499	50.346039	-39.50%	6,081
Nationwide Inflation-Protected Securities Fund: Institutional Service Class - Q/NQ
2017*	10.000000	10.032382	0.32%	103,326
Nationwide S&P 500 Index Fund: Service Class - NQ
2017	18.093531	21.639188	19.60%	108,071
2016	16.465074	18.093531	9.89%	102,371
2015	16.542729	16.465074	-0.47%	91,795
2014	14.825503	16.542729	11.58%	96,345
2013	11.408756	14.825503	29.95%	113,183
2012	10.022420	11.408756	13.83%	102,631
2011	10.007110	10.022420	0.15%	94,459
2010	8.863308	10.007110	12.90%	0
2009	7.129157	8.863308	24.32%	102,329
2008	11.549381	7.129157	-38.27%	96,783

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - NQ
2017	18.916111	22.111844	16.89%	72,036
2016	17.507053	18.916111	8.05%	67,594
2015	17.916475	17.507053	-2.29%	84,998
2014	17.290472	17.916475	3.62%	98,227
2013	13.766996	17.290472	25.59%	95,124
2012	12.034807	13.766996	14.39%	92,312
2011	12.691970	12.034807	-5.18%	94,736
2010	11.217984	12.691970	13.14%	0
2009	8.934928	11.217984	25.55%	127,979
2008	14.333878	8.934928	-37.67%	105,895
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - NQ
2017	13.666224	14.255584	4.31%	69,092
2016	13.279531	13.666224	2.91%	69,909
2015	13.418913	13.279531	-1.04%	54,185
2014	13.086543	13.418913	2.54%	45,138
2013	12.647793	13.086543	3.47%	28,612
2012	12.184176	12.647793	3.81%	31,472
2011	11.992806	12.184176	1.60%	26,297
2010	11.474587	11.992806	4.52%	152,265
2009	10.657533	11.474587	7.67%	26,698
2008	11.489938	10.657533	-7.24%	11,637
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - NQ
2017	16.795465	18.720701	11.46%	151,189
2016	15.881656	16.795465	5.75%	147,383
2015	16.144879	15.881656	-1.63%	164,453
2014	15.551774	16.144879	3.81%	179,352
2013	13.510177	15.551774	15.11%	169,920
2012	12.352942	13.510177	9.37%	160,517
2011	12.520363	12.352942	-1.34%	175,826
2010	11.437006	12.520363	9.47%	221,981
2009	9.726441	11.437006	17.59%	136,654
2008	12.830858	9.726441	-24.19%	118,611
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - NQ
2017	18.149681	20.902281	15.17%	184,151
2016	16.950431	18.149681	7.08%	192,578
2015	17.299948	16.950431	-2.02%	198,100
2014	16.699985	17.299948	3.59%	199,795
2013	13.825975	16.699985	20.79%	188,259
2012	12.314057	13.825975	12.28%	204,481
2011	12.746997	12.314057	-3.40%	222,295
2010	11.445822	12.746997	11.37%	330,958
2009	9.322569	11.445822	22.78%	190,707
2008	13.767168	9.322569	-32.28%	176,763

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - NQ
2017	15.424342	16.626716	7.80%	48,725
2016	14.783832	15.424342	4.33%	45,703
2015	14.983130	14.783832	-1.33%	57,213
2014	14.493556	14.983130	3.38%	64,027
2013	13.289691	14.493556	9.06%	66,850
2012	12.463126	13.289691	6.63%	68,753
2011	12.371750	12.463126	0.74%	64,339
2010	11.550912	12.371750	7.11%	0
2009	10.215525	11.550912	13.07%	42,401
2008	12.182922	10.215525	-16.15%	39,270
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2017	10.233039	12.679636	23.91%	30,556
2016	10.630202	10.233039	-3.74%	27,894
2015	10.841177	10.630202	-1.95%	24,760
2014	11.134515	10.841177	-2.63%	17,776
2013	9.317313	11.134515	19.50%	14,615
2012	8.171995	9.317313	14.02%	10,693
2011	9.161036	8.171995	-10.80%	10,409
2010	8.155696	9.161036	12.33%	0
2009	6.071023	8.155696	34.34%	1,551
2008*	10.000000	6.071023	-39.29%	58
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2017	14.072567	17.045717	21.13%	15,648
2016	14.100165	14.072567	-0.20%	16,275
2015	14.866112	14.100165	-5.15%	19,984
2014	16.397851	14.866112	-9.34%	17,099
2013	13.833939	16.397851	18.53%	14,639
2012	11.723024	13.833939	18.01%	7,687
2011	13.562540	11.723024	-13.56%	5,784
2010	12.921098	13.562540	4.96%	22,219
2009*	10.000000	12.921098	29.21%	2,858
Neuberger Berman Genesis Fund: Trust Class - NQ
2017	49.668994	56.622933	14.00%	87,431
2016	42.624572	49.668994	16.53%	92,240
2015	43.121482	42.624572	-1.15%	105,550
2014	43.823336	43.121482	-1.60%	125,937
2013	32.435007	43.823336	35.11%	141,288
2012	29.925495	32.435007	8.39%	154,675
2011	28.985077	29.925495	3.24%	184,779
2010	24.194600	28.985077	19.80%	0
2009	19.417000	24.194600	24.61%	248,226
2008	29.298334	19.417000	-33.73%	292,463

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Guardian Fund: Investor Class - NQ
2017	36.390091	44.971988	23.58%	31,558
2016	33.764618	36.390091	7.78%	35,051
2015	35.918878	33.764618	-6.00%	40,821
2014	33.304928	35.918878	7.85%	46,519
2013	24.289868	33.304928	37.11%	50,223
2012	21.815443	24.289868	11.34%	56,334
2011	22.770658	21.815443	-4.19%	64,271
2010	19.303970	22.770658	17.96%	0
2009	15.020634	19.303970	28.52%	78,552
2008	24.631927	15.020634	-39.02%	93,599
Neuberger Berman Large Cap Value Fund: Investor Class - NQ
2017	54.598109	61.111272	11.93%	40,916
2016	43.139023	54.598109	26.56%	48,012
2015	49.838763	43.139023	-13.44%	53,703
2014	45.484488	49.838763	9.57%	61,190
2013	35.074152	45.484488	29.68%	74,102
2012	30.385090	35.074152	15.43%	75,068
2011	34.693280	30.385090	-12.42%	90,001
2010	30.458601	34.693280	13.90%	269,627
2009	19.768724	30.458601	54.07%	115,319
2008	41.715684	19.768724	-52.61%	124,627
Neuberger Berman Short Duration Bond Fund: Investor Class - NQ
2017	14.695667	14.613165	-0.56%	21,569
2016	14.774237	14.695667	-0.53%	24,214
2015	14.929237	14.774237	-1.04%	32,995
2014	15.058136	14.929237	-0.86%	35,390
2013	15.159108	15.058136	-0.67%	43,120
2012	14.728675	15.159108	2.92%	47,472
2011	14.815507	14.728675	-0.59%	46,949
2010	14.165466	14.815507	4.59%	174,545
2009	12.661390	14.165466	11.88%	51,020
2008	15.277793	12.661390	-17.13%	59,144
Neuberger Berman Socially Responsive Fund: Trust Class - NQ
2017	22.143415	25.876617	16.86%	19,800
2016	20.416353	22.143415	8.46%	22,479
2015	20.800823	20.416353	-1.85%	29,669
2014	19.110122	20.800823	8.85%	29,472
2013	14.034428	19.110122	36.17%	29,513
2012	12.834377	14.034428	9.35%	16,676
2011	13.412151	12.834377	-4.31%	19,311
2010	11.087395	13.412151	20.97%	0
2009	8.618537	11.087395	28.65%	15,734
2008	14.292033	8.618537	-39.70%	15,403

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Global Fund: Class A - NQ
2017	72.811581	97.914757	34.48%	30,581
2016	73.651603	72.811581	-1.14%	34,158
2015	71.826876	73.651603	2.54%	41,620
2014	71.301641	71.826876	0.74%	48,133
2013	56.984042	71.301641	25.13%	53,521
2012	47.815096	56.984042	19.18%	58,974
2011	53.056989	47.815096	-9.88%	70,024
2010	46.469590	53.056989	14.18%	472,552
2009	33.822234	46.469590	37.39%	99,144
2008	58.109405	33.822234	-41.80%	112,726
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2017	10.188688	13.709185	34.55%	290,269
2016	10.338762	10.188688	-1.45%	294,830
2015	10.103888	10.338762	2.32%	337,649
2014*	10.000000	10.103888	1.04%	342,070
Templeton Foreign Fund: Class A - NQ
2017	29.117196	33.647634	15.56%	18,907
2016	26.425966	29.117196	10.18%	20,503
2015	28.817186	26.425966	-8.30%	23,282
2014	32.732269	28.817186	-11.96%	27,914
2013	26.077611	32.732269	25.52%	30,856
2012	22.286569	26.077611	17.01%	34,374
2011	25.867577	22.286569	-13.84%	37,534
2010	24.154422	25.867577	7.09%	0
2009	16.344198	24.154422	47.79%	58,953
2008	30.717251	16.344198	-46.79%	78,668
Virtus Strategic Allocation Fund: Class A - NQ
2017	27.321655	32.287064	18.17%	24,077
2016	27.557621	27.321655	-0.86%	25,408
2015	29.080034	27.557621	-5.24%	37,097
2014	28.149780	29.080034	3.30%	38,495
2013	24.705983	28.149780	13.94%	31,246
2012	22.331372	24.705983	10.63%	39,829
2011	22.294929	22.331372	0.16%	32,704
2010	20.200179	22.294929	10.37%	55,447
2009	16.588127	20.200179	21.77%	33,587
2008	22.663423	16.588127	-26.81%	32,818
Wells Fargo Common Stock Fund: Class A - NQ
2017	10.912868	12.662481	16.03%	120,438
2016	9.701228	10.912868	12.49%	132,004
2015*	10.000000	9.701228	-2.99%	162,600

No Additional Contract Options Elected Total - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Intrinsic Value Fund: Administrative Class - Q/NQ
2017	13.614749	15.568679	14.35%	43,904
2016	12.839244	13.614749	6.04%	48,317
2015	13.089478	12.839244	-1.91%	59,399
2014	11.998892	13.089478	9.09%	62,337
2013*	10.000000	11.998892	19.99%	68,031
Wells Fargo Large Cap Growth Fund: Class A - Q/NQ
2017	9.483743	12.442340	31.20%	192,578
2016	9.851864	9.483743	-3.74%	216,400
2015*	10.000000	9.851864	-1.48%	228,435

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered a marriage for federal tax purposes. The final regulations definition of marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. The regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopts Rev. Proc. 2013-17 holding that relationships entered into as civil unions, or registered domestic partnerships that is not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2018, that amount is $12,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.

Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Soloist®
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2018
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2018. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $236 billion as of December 31, 2017.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
2

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations and Statements of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period

Putnam Growth Opportunities Fund - Class A (PUGOA)

	Statement of Operations	Year ended December 31, 2017
	Statements of Changes in Contract Owners’ Equity	October 21, 2016 to December 31, 2016 and the year ended December 31, 2017
Janus Forty Fund - Class T (JAFRT)

	Statement of Operations	April 28, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	April 28, 2017 to December 31, 2017
Janus Research Fund - Class T (JMERC)

	Statement of Operations	April 28, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	April 28, 2017 to December 31, 2017
Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)

	Statement of Operations	December 1, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	December 1, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

ABERDEEN FUNDS

Aberdeen Small Cap Fund - Class A (PRSCA)

Global Fixed Income Fund - Institutional Service Class (ADGFIS)

U.S. Equity Fund - Institutional Service Class (ADUES)

AMERICAN CENTURY INVESTORS, INC.

International Growth Fund - Class A (TCIGA)

International Growth Fund - Investor Class (TCIGR)

Growth Fund - Investor Class (TCG)

Income & Growth Fund - Class A (ACIGA)

Income & Growth Fund - Investor Class (IGF)

Short-Term Government Fund - Investor Class (BSTG)

Ultra(R) Fund - Investor Class (TCUL)

VP International Fund - Class II (ACVI2)

DELAWARE FUNDS BY MACQUARIE

High-Yield Opportunities Fund - Institutional Class (DWHYOI)

DREYFUS CORPORATION

Appreciation Fund, Inc. (DAF)

Balanced Opportunity Fund - Class Z (DPBOZ)

Dreyfus S&P 500 Index Fund (DSPI)

Intermediate Term Income Fund - Class A (DPITIA)

Opportunistic Small Cap Fund (DROSC)

Third Century Fund, Inc. - Class Z (DTC)

FEDERATED INVESTORS

Bond Fund - Class F Shares (FBDF)

Equity Income Fund, Inc. - Class F Shares (FEQIF)

Federated High Yield Trust: Service Shares (FHYT)

Intermediate Corporate Bond Fund - Service Shares (FIIF)

FIDELITY INVESTMENTS

Capital & Income Fund (FCI)

Equity-Income Fund (FEI)

High Income Portfolio - Initial Class (FHIP)

Magellan(R) Fund (FMG)

Puritan Fund (FPR)

Advisor Balanced Fund - Class A (FABA)

Advisor Balanced Fund - Class T (FAB)

Advisor Equity Growth Fund - Class A (FAEGA)

Advisor Equity Income Fund - Class A (FAEIA)

Advisor Equity Income Fund - Class T (FAEI)

VIP Overseas Portfolio - Service Class 2 (FO2)

Advisor Growth Opportunities Fund - Class A (FAGOA)

Advisor Growth Opportunities Fund - Class T (FAGO)

Advisor High Income Advantage Fund - Class T (FAHY)

Advisor Overseas Fund - Class A (FAOA)

Asset Manager 50% (FAM)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Templeton Foreign Securities Fund - Class 2 (TIF2)

Balance Sheet Investment Fund - Class A (FRBSI)

Foreign Fund - Class A (TFF)

Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)

Small-Mid Cap Growth Fund - Class A (FSCG)

INVESCO INVESTMENTS

Real Estate Fund - Class A (AREA)

Small Cap Growth Fund - Investor Class (ASCGI)

Equity and Income Fund - Class A (VKEIA)

Growth and Income Fund - Class A (VKGIA)

Invesco Mid Cap Growth Fund - Class A (VKGA)

JANUS HENDERSON INVESTORS

Balanced Fund - Class S (JBS)

Overseas Fund: Class S (JOS)

Global Research Fund - Class T (JWF)

Global Research Fund - Class S (JWS)

LAZARD FUNDS

U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Strategic Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Bond Fund - Institutional Service Class (NBF)

Bond Index Fund - Class A (NBIXA)

Nationwide Fund: Class A (NFA)

Nationwide Fund - Institutional Service Class (NF)

Government Bond Fund - Institutional Service Class (NGBF)

Nationwide Growth Fund - Institutional Class (NGF)

International Index Fund - Class A (NIIXA)

Investor Destinations Aggressive Fund - Service Class (IDAS)

Investor Destinations Conservative Fund - Service Class (IDCS)

Investor Destinations Moderate Fund - Service Class (IDMS)

Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)

Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)

Mid Cap Market Index Fund - Class A (NMCIXA)

Nationwide Government Money Market Fund - Investor Class (MMF)

Money Market Fund - Service Class (MMFR)

Nationwide Growth Fund - Class A (NGFA)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

S&P 500 Index Fund - Service Class (NIXR)

Small Cap Index Fund - Class A (NSCIXA)

Templeton NVIT International Value Fund - Class III (NVTIV3)

NEUBERGER & BERMAN MANAGEMENT, INC.

Genesis Fund - Trust Class (NBGST)

Guardian Fund - Investor Class (NBGF)

Guardian Fund - Trust Class (NBGT)

Large Cap Value Fund - Investor Class (PF)

Large Cap Value Fund - Trust Class (NBPT)

Short Duration Bond Fund - Investor Class (NLMB)

Socially Responsive Fund - Trust Class (NBSRT)

OPPENHEIMER FUNDS

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Capital Appreciation Fund- Class A (OCAF)

Global Fund - Class A (OGF)

Global Strategic Income Fund - Class A (OSI)

PIMCO FUNDS

PIMCO Total Return Fund - Class A (PMTRA)

PUTNAM INVESTMENTS

Putnam International Equity Fund - Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Balanced Fund: Class A (PBF)

WADDELL & REED, INC.

Advisors Small Cap Fund - Class A (WRASCA)

WELLS FARGO FUNDS

Advantage Funds(R)-Common Stock Fund - Class A (SACSA)

Advantage Funds(R)-Enterprise Fund - Class A (WFENAD)

Advantage Funds(R)-Growth Fund - Class A (SGRA)

Advantage - Large Cap Core - Class A (WFLCCA)

Advantage Large Cap Growth Fund - Class A (WFLGA)

Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
Aberdeen Small Cap Fund - Class A (PRSCA)
50,566 shares (cost $1,343,845)	$1,853,254
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
41,342 shares (cost $422,277)	423,753
U.S. Equity Fund - Institutional Service Class (ADUES)
119,439 shares (cost $1,314,515)	1,574,209
International Growth Fund - Class A (TCIGA)
5,017 shares (cost $55,400)	67,179
International Growth Fund - Investor Class (TCIGR)
26,445 shares (cost $302,568)	350,930
Growth Fund - Investor Class (TCG)
173,489 shares (cost $4,835,599)	5,693,901
Income & Growth Fund - Class A (ACIGA)
35,695 shares (cost $1,057,024)	1,400,659
Income & Growth Fund - Investor Class (IGF)
96,267 shares (cost $2,979,667)	3,783,303
Short-Term Government Fund - Investor Class (BSTG)
106,964 shares (cost $1,038,427)	1,016,158
Ultra(R) Fund - Investor Class (TCUL)
183,295 shares (cost $5,515,099)	7,958,656
VP International Fund - Class II (ACVI2)
93,652 shares (cost $987,360)	1,138,805
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
199,848 shares (cost $810,272)	769,416
Appreciation Fund, Inc. (DAF)
75,907 shares (cost $3,058,021)	2,737,950
Balanced Opportunity Fund - Class Z (DPBOZ)
37,802 shares (cost $737,563)	858,488
Dreyfus S&P 500 Index Fund (DSPI)
251,233 shares (cost $10,727,176)	13,579,127
Intermediate Term Income Fund - Class A (DPITIA)
92,454 shares (cost $1,280,621)	1,236,113
Opportunistic Small Cap Fund (DROSC)
3,947 shares (cost $129,178)	144,922
Third Century Fund, Inc. - Class Z (DTC)
39,059 shares (cost $526,376)	442,541
Bond Fund - Class F Shares (FBDF)
173,564 shares (cost $1,645,538)	1,626,295
Equity Income Fund, Inc. - Class F Shares (FEQIF)
1,187 shares (cost $29,569)	30,071
Federated High Yield Trust: Service Shares (FHYT)
261,093 shares (cost $1,736,910)	1,796,318
Intermediate Corporate Bond Fund - Service Shares (FIIF)
27,830 shares (cost $264,195)	255,483
Capital & Income Fund (FCI)
20,906 shares (cost $193,362)	215,331
Equity-Income Fund (FEI)
92,580 shares (cost $4,525,258)	5,619,628
High Income Portfolio - Initial Class (FHIP)
548 shares (cost $3,019)	2,987
Magellan(R) Fund (FMG)
67,140 shares (cost $5,696,970)	7,020,845
Puritan Fund (FPR)
267,858 shares (cost $5,436,525)	6,273,236
Advisor Balanced Fund - Class A (FABA)
6,529 shares (cost $114,692)	136,134
Advisor Balanced Fund - Class T (FAB)
49,767 shares (cost $975,965)	1,049,593
Advisor Equity Growth Fund - Class A (FAEGA)
9,350 shares (cost $668,408)	1,020,986

Advisor Equity Income Fund - Class A (FAEIA)
56,932 shares (cost $1,522,675)	$1,843,446
Advisor Equity Income Fund - Class T (FAEI)
52,407 shares (cost $1,413,276)	1,734,672
VIP Overseas Portfolio - Service Class 2 (FO2)
96,902 shares (cost $1,929,911)	2,195,792
Advisor Growth Opportunities Fund - Class A (FAGOA)
9,711 shares (cost $510,548)	628,572
Advisor Growth Opportunities Fund - Class T (FAGO)
45,721 shares (cost $2,508,720)	2,943,044
Advisor High Income Advantage Fund - Class T (FAHY)
45,567 shares (cost $463,437)	520,835
Advisor Overseas Fund - Class A (FAOA)
38 shares (cost $633)	933
Asset Manager 50% (FAM)
77,860 shares (cost $1,272,511)	1,422,508
Templeton Foreign Securities Fund - Class 2 (TIF2)
127,702 shares (cost $2,042,181)	1,975,551
Balance Sheet Investment Fund - Class A (FRBSI)
33,527 shares (cost $1,362,270)	1,315,921
Foreign Fund - Class A (TFF)
102,371 shares (cost $554,196)	826,136
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
133,557 shares (cost $3,119,529)	3,786,353
Small-Mid Cap Growth Fund - Class A (FSCG)
27,809 shares (cost $986,916)	981,925
Real Estate Fund - Class A (AREA)
31,165 shares (cost $724,159)	663,192
Small Cap Growth Fund - Investor Class (ASCGI)
9,017 shares (cost $347,930)	353,663
Equity and Income Fund - Class A (VKEIA)
40,803 shares (cost $407,182)	447,202
Growth and Income Fund - Class A (VKGIA)
38,450 shares (cost $955,782)	1,036,989
Invesco Mid Cap Growth Fund - Class A (VKGA)
110,366 shares (cost $3,876,803)	4,167,416
Balanced Fund - Class S (JBS)
36,204 shares (cost $1,054,571)	1,188,932
Forty Fund - Class T (JAFRT)
477,216 shares (cost $14,362,506)	14,755,507
Overseas Fund - Class S (JOS)
1,889 shares (cost $62,774)	61,690
Janus Research Fund - Class T (JMERC)
85,632 shares (cost $3,697,362)	3,975,027
Global Research Fund - Class T (JWF)
22,333 shares (cost $906,226)	1,758,064
Global Research Fund - Class S (JWS)
3,790 shares (cost $200,224)	302,966
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
237,949 shares (cost $3,324,157)	3,264,659
MFS Strategic Income Fund - Class A (MSI)
199,843 shares (cost $1,334,626)	1,324,959
Bond Fund - Institutional Service Class (NBF)
155,476 shares (cost $1,532,102)	1,506,560
Bond Index Fund - Class A (NBIXA)
29,006 shares (cost $329,336)	319,937
Nationwide Fund: Class A (NFA)
42,190 shares (cost $683,550)	1,056,022
Nationwide Fund - Institutional Service Class (NF)
112,674 shares (cost $1,888,283)	2,772,915
Nationwide Growth Fund - Institutional Class (NGF)
19,446 shares (cost $193,470)	238,605
International Index Fund - Class A (NIIXA)
499 shares (cost $3,159)	4,229

Investor Destinations Aggressive Fund - Service Class (IDAS)
118,966 shares (cost $1,170,298)	$1,215,836
Investor Destinations Conservative Fund - Service Class (IDCS)
53,292 shares (cost $550,762)	550,503
Investor Destinations Moderate Fund - Service Class (IDMS)
316,744 shares (cost $3,116,227)	3,199,110
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
297,136 shares (cost $2,933,632)	3,119,929
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
57,303 shares (cost $585,149)	589,071
Mid Cap Market Index Fund - Class A (NMCIXA)
52,695 shares (cost $904,219)	934,806
Nationwide Government Money Market Fund - Investor Class (MMF)
4,809,540 shares (cost $4,809,540)	4,809,540
Money Market Fund - Service Class (MMFR)
2,060,436 shares (cost $2,060,436)	2,060,436
Nationwide Growth Fund - Class A (NGFA)
56,869 shares (cost $616,546)	662,521
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
117,121 shares (cost $1,458,644)	1,592,846
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
97,713 shares (cost $1,005,562)	984,950
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
231,164 shares (cost $2,914,504)	3,009,753
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
272,798 shares (cost $3,436,108)	3,849,183
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
71,252 shares (cost $814,235)	810,137
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
33,316 shares (cost $362,816)	399,788
S&P 500 Index Fund - Service Class (NIXR)
262,123 shares (cost $3,620,245)	4,201,835
Small Cap Index Fund - Class A (NSCIXA)
35,652 shares (cost $483,659)	490,578
Templeton NVIT International Value Fund - Class III (NVTIV3)
22,051 shares (cost $260,643)	281,811
Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)
174,429 shares (cost $1,712,426)	1,709,405
Genesis Fund - Trust Class (NBGST)
134,047 shares (cost $7,099,309)	7,727,804
Guardian Fund - Investor Class (NBGF)
81,145 shares (cost $1,283,873)	1,419,220
Guardian Fund - Trust Class (NBGT)
18,097 shares (cost $196,202)	189,291
Large Cap Value Fund - Investor Class (PF)
80,065 shares (cost $2,281,264)	2,500,416
Large Cap Value Fund - Trust Class (NBPT)
4,511 shares (cost $141,457)	141,096
Short Duration Bond Fund - Investor Class (NLMB)
40,617 shares (cost $322,458)	315,191
Socially Responsive Fund - Trust Class (NBSRT)
38,236 shares (cost $1,387,706)	1,460,238
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
116,779 shares (cost $4,611,925)	5,474,623
Capital Appreciation Fund- Class A (OCAF)
16,902 shares (cost $882,697)	986,756
Global Fund- Class A (OGF)
39,280 shares (cost $2,357,306)	3,770,112
Global Strategic Income Fund - Class A (OSI)
108,102 shares (cost $450,769)	427,004
PIMCO Total Return Fund - Class A (PMTRA)
150,528 shares (cost $1,643,418)	1,545,924
Putnam Growth Opportunities Fund - Class A (PUGOA)
1,567 shares (cost $38,154)	49,053

Putnam International Equity Fund - Class A (PUIGA)
218 shares (cost $4,916)	$5,699
Virtus Balanced Fund: Class A (PBF)
53,282 shares (cost $774,402)	777,386
Advisors Small Cap Fund - Class A (WRASCA)
29,520 shares (cost $488,662)	487,372
Advantage Funds(R) - Common Stock Fund - Class A (SACSA)
92,933 shares (cost $2,063,978)	2,135,589
Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)
2,413 shares (cost $105,646)	111,422
Advantage Funds(R) - Growth Fund - Class A (SGRA)
22,423 shares (cost $903,618)	752,065
Advantage - Large Cap Core - Class A (WFLCCA)
6,838 shares (cost $113,927)	134,774
Advantage Large Cap Growth Fund - Class A (WFLGA)
52,466 shares (cost $2,503,363)	2,396,133
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
52,783 shares (cost $653,690)	683,538

Total Investments	$197,413,237

Accounts Receivable - High-Yield Opportunities Fund - Institutional Class (DWHYOI)	715
Accounts Receivable - Intermediate Term Income Fund - Class A (DPITIA)	177
Accounts Receivable - Equity Income Fund, Inc. - Class F Shares (FEQIF)	11
Accounts Receivable - Advisor Overseas Fund - Class A (FAOA)	14
Accounts Receivable - Socially Responsive Fund - Trust Class (NBSRT)	82
Accounts Receivable - Putnam International Equity Fund - Class A (PUIGA)	6
Accounts Payable - High Income Portfolio - Initial Class (FHIP)	(5)
Accounts Payable - Advisor Equity Income Fund - Class A (FAEIA)	(57)
Accounts Payable - Nationwide Fund: Class A (NFA)	(79)
Accounts Payable - Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)	(93)
Accounts Payable - Genesis Fund - Trust Class (NBGST)	(152)
Accounts Payable - Guardian Fund - Trust Class (NBGT)	(50)
Accounts Payable - PIMCO Total Return Fund - Class A (PMTRA)	(100)
Other Accounts Payable	(457)

$197,413,249

Contract Owners’ Equity:
Accumulation units	197,382,754
Contracts in payout (annuitization) period (note 1f)	30,495

Total Contract Owners’ Equity (note 5)	$197,413,249

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	PRSCA	ADGFIS	ADUES	TCIGA	TCIGR	TCG	ACIGA
Reinvested dividends	$2,247,310	-	-	6,668	433	3,142	9,082	28,268
Mortality and expense risk charges (note 2)	(2,451,641)	(23,671)	(6,082)	(19,568)	(767)	(4,689)	(69,018)	(16,182)

Net investment income (loss)	(204,331)	(23,671)	(6,082)	(12,900)	(334)	(1,547)	(59,936)	12,086

Realized gain (loss) on investments	6,763,739	192,581	(3,260)	70,839	550	26,871	214,096	141,015
Change in unrealized gain (loss) on investments	11,798,047	(7,492)	9,410	64,967	12,254	51,618	634,980	(2,692)

Net gain (loss) on investments	18,561,786	185,089	6,150	135,806	12,804	78,489	849,076	138,323

Reinvested capital gains	12,262,616	-	1,396	143,690	2,772	14,556	527,616	91,097

Net increase (decrease) in contract owners’ equity resulting from operations	$30,620,071	161,418	1,464	266,596	15,242	91,498	1,316,756	241,506

Investment Activity:	IGF	BSTG	TCUL	ACVI2	DWHYOI	DAF	DPBOZ	DSPI
Reinvested dividends	$87,125	10,972	12,170	8,373	42,513	31,641	8,961	199,532
Mortality and expense risk charges (note 2)	(47,332)	(13,649)	(95,113)	(14,098)	(10,114)	(34,020)	(11,754)	(166,800)

Net investment income (loss)	39,793	(2,677)	(82,943)	(5,725)	32,399	(2,379)	(2,793)	32,732

Realized gain (loss) on investments	145,889	(2,938)	538,017	4,738	(18,746)	(13,687)	81,753	329,512
Change in unrealized gain (loss) on investments	200,725	(5,531)	1,065,089	278,983	30,279	227,663	(24,442)	984,543

Net gain (loss) on investments	346,614	(8,469)	1,603,106	283,721	11,533	213,976	57,311	1,314,055

Reinvested capital gains	245,375	-	432,262	-	-	387,728	35,653	949,814

Net increase (decrease) in contract owners’ equity resulting from operations	$631,782	(11,146)	1,952,425	277,996	43,932	599,325	90,171	2,296,601

Investment Activity:	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT	FIIF	FCI
Reinvested dividends	$30,474	-	4,140	62,621	507	91,908	7,592	9,379
Mortality and expense risk charges (note 2)	(16,734)	(1,754)	(5,996)	(21,329)	(346)	(24,941)	(3,474)	(3,016)

Net investment income (loss)	13,740	(1,754)	(1,856)	41,292	161	66,967	4,118	6,363

Realized gain (loss) on investments	(4,258)	2,139	(310)	1,671	4,625	17,914	(2,052)	19,050
Change in unrealized gain (loss) on investments	16,909	9,600	(24,824)	40,202	(1,656)	37,327	2,111	(4,337)

Net gain (loss) on investments	12,651	11,739	(25,134)	41,873	2,969	55,241	59	14,713

Reinvested capital gains	10,502	15,936	89,185	1,969	974	-	3,010	2,418

Net increase (decrease) in contract owners’ equity resulting from operations	$36,893	25,921	62,195	85,134	4,104	122,208	7,187	23,494

Investment Activity:	FEI	FHIP	FMG	FPR	FABA	FAB	FAEGA	FAEIA
Reinvested dividends	$110,471	158	53,477	85,176	1,603	14,708	-	30,942
Mortality and expense risk charges (note 2)	(71,186)	(37)	(87,036)	(80,525)	(1,534)	(21,851)	(11,398)	(23,140)

Net investment income (loss)	39,285	121	(33,559)	4,651	69	(7,143)	(11,398)	7,802

Realized gain (loss) on investments	67,597	1	37,022	312,249	1,841	308,836	32,017	201,885
Change in unrealized gain (loss) on investments	250,282	37	866,170	487,727	8,884	(147,868)	119,899	(177,032)

Net gain (loss) on investments	317,879	38	903,192	799,976	10,725	160,968	151,916	24,853

Reinvested capital gains	259,471	-	607,827	173,948	6,819	73,192	112,427	152,977

Net increase (decrease) in contract owners’ equity resulting from operations	$616,635	159	1,477,460	978,575	17,613	227,017	252,945	185,632

Investment Activity:	FAEI	FO2	FAGOA	FAGO	FAHY	FAOA	FAM	TIF2
Reinvested dividends	$25,061	24,660	-	-	24,391	8	19,181	51,478
Mortality and expense risk charges (note 2)	(22,270)	(24,335)	(6,622)	(32,023)	(6,607)	(7)	(17,639)	(25,567)

Net investment income (loss)	2,791	325	(6,622)	(32,023)	17,784	1	1,542	25,911

Realized gain (loss) on investments	88,423	(56)	2,730	146,676	24,445	10	68,579	(76,315)
Change in unrealized gain (loss) on investments	(61,716)	454,676	110,787	356,271	6,571	174	50,310	329,304

Net gain (loss) on investments	26,707	454,620	113,517	502,947	31,016	184	118,889	252,989

Reinvested capital gains	142,655	1,919	44,821	205,163	-	25	40,263	-

Net increase (decrease) in contract owners’ equity resulting from operations	$172,153	456,864	151,716	676,087	48,800	210	160,694	278,900

Investment Activity:	FRBSI	TFF	TMSF	FSCG	AREA	ASCGI	VKEIA	VKGIA
Reinvested dividends	$14,321	11,375	77,240	-	7,726	-	8,585	17,864
Mortality and expense risk charges (note 2)	(16,689)	(10,429)	(49,559)	(12,685)	(8,677)	(3,973)	(5,675)	(12,436)

Net investment income (loss)	(2,368)	946	27,681	(12,685)	(951)	(3,973)	2,910	5,428

Realized gain (loss) on investments	2,277	47,571	299,118	91,815	(6,895)	(288)	10,359	44,486
Change in unrealized gain (loss) on investments	53,301	71,835	(224,850)	30,482	25,779	45,080	5,031	(17,094)

Net gain (loss) on investments	55,578	119,406	74,268	122,297	18,884	44,792	15,390	27,392

Reinvested capital gains	83,955	-	165,698	79,305	30,330	28,539	19,874	89,157

Net increase (decrease) in contract owners’ equity resulting from operations	$137,165	120,352	267,647	188,917	48,263	69,358	38,174	121,977

Investment Activity:	VKGA	JBS	JAFRT	JOS	JMERC	JWF	JWS	LSC
Reinvested dividends	$-	18,618	111,164	940	18,147	10,547	937	8,170
Mortality and expense risk charges (note 2)	(50,713)	(13,503)	(123,793)	(698)	(33,400)	(21,963)	(3,462)	(39,795)

Net investment income (loss)	(50,713)	5,115	(12,629)	242	(15,253)	(11,416)	(2,525)	(31,625)

Realized gain (loss) on investments	47,919	31,301	77,348	(1,750)	16,574	119,760	27,466	(13,379)
Change in unrealized gain (loss) on investments	416,392	100,757	393,001	15,809	277,665	266,055	37,172	27,367

Net gain (loss) on investments	464,311	132,058	470,349	14,059	294,239	385,815	64,638	13,988

Reinvested capital gains	332,436	38,397	1,148,769	-	173,194	-	-	380,513

Net increase (decrease) in contract owners’ equity resulting from operations	$746,034	175,570	1,606,489	14,301	452,180	374,399	62,113	362,876

Investment Activity:	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF	NIIXA
Reinvested dividends	$33,781	41,301	7,864	8,404	29,136	30,153	912	103
Mortality and expense risk charges (note 2)	(13,890)	(20,143)	(5,088)	(12,971)	(35,004)	(20,592)	(2,875)	(40)

Net investment income (loss)	19,891	21,158	2,776	(4,567)	(5,868)	9,561	(1,963)	63

Realized gain (loss) on investments	(2,231)	(1,132)	(12,481)	55,386	218,351	(74,846)	21,418	21
Change in unrealized gain (loss) on investments	22,826	19,750	18,210	37,638	24,266	82,179	11,193	576

Net gain (loss) on investments	20,595	18,618	5,729	93,024	242,617	7,333	32,611	597

Reinvested capital gains	-	-	-	84,344	224,449	-	21,519	148

Net increase (decrease) in contract owners’ equity resulting from operations	$40,486	39,776	8,505	172,801	461,198	16,894	52,167	808

Investment Activity:	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR
Reinvested dividends	$27,471	11,345	73,087	71,035	13,206	7,033	16,888	4,682
Mortality and expense risk charges (note 2)	(15,929)	(6,516)	(42,932)	(38,409)	(7,822)	(10,868)	(68,502)	(29,669)

Net investment income (loss)	11,542	4,829	30,155	32,626	5,384	(3,835)	(51,614)	(24,987)

Realized gain (loss) on investments	83,107	29	191,351	134,608	(8,461)	28,309	-	-
Change in unrealized gain (loss) on investments	(17,026)	15,158	(18,455)	18,032	32,470	(9,831)	-	-

Net gain (loss) on investments	66,081	15,187	172,896	152,640	24,009	18,478	-	-

Reinvested capital gains	130,201	5,004	176,134	273,377	20,567	101,863	48	21

Net increase (decrease) in contract owners’ equity resulting from operations	$207,824	25,020	379,185	458,643	49,960	116,506	(51,566)	(24,966)

Investment Activity:	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR
Reinvested dividends	$973	23,048	19,002	51,062	59,795	14,940	3,878	54,076
Mortality and expense risk charges (note 2)	(7,686)	(18,751)	(12,614)	(36,281)	(46,827)	(9,763)	(4,914)	(48,906)

Net investment income (loss)	(6,713)	4,297	6,388	14,781	12,968	5,177	(1,036)	5,170

Realized gain (loss) on investments	(5,422)	75,798	(3,523)	53,969	153,285	3,785	1,677	141,194
Change in unrealized gain (loss) on investments	85,520	38,843	17,826	66,400	113,194	15,564	77,905	342,225

Net gain (loss) on investments	80,098	114,641	14,303	120,369	266,479	19,349	79,582	483,419

Reinvested capital gains	62,566	102,736	20,177	167,599	230,547	31,874	-	206,217

Net increase (decrease) in contract owners’ equity resulting from operations	$135,951	221,674	40,868	302,749	509,994	56,400	78,546	694,806

Investment Activity:	NSCIXA	NVTIV3	NIPSIS	NBGST	NBGF	NBGT	PF	NBPT
Reinvested dividends	$3,453	5,338	10,262	5,899	8,187	1,280	30,919	1,458
Mortality and expense risk charges (note 2)	(6,036)	(3,465)	(1,658)	(93,499)	(17,280)	(2,058)	(33,415)	(1,686)

Net investment income (loss)	(2,583)	1,873	8,604	(87,600)	(9,093)	(778)	(2,496)	(228)

Realized gain (loss) on investments	35,583	(13,711)	(8)	351,588	75,927	(1,620)	109,032	(646)
Change in unrealized gain (loss) on investments	(47,481)	62,846	(3,021)	(206,015)	131,150	21,370	7,924	6,962

Net gain (loss) on investments	(11,898)	49,135	(3,029)	145,573	207,077	19,750	116,956	6,316

Reinvested capital gains	70,871	-	-	926,884	83,251	17,813	176,031	9,472

Net increase (decrease) in contract owners’ equity resulting from operations	$56,390	51,008	5,575	984,857	281,235	36,785	290,491	15,560

Investment Activity:	NLMB	NBSRT	OVGSS	OCAF	OGF	OSI	PMTRA	PUGOA
Reinvested dividends	$4,672	6,135	34,101	124	19,724	18,662	36,033	123
Mortality and expense risk charges (note 2)	(4,417)	(16,668)	(61,551)	(11,929)	(44,477)	(5,434)	(19,435)	(583)

Net investment income (loss)	255	(10,533)	(27,450)	(11,805)	(24,753)	13,228	16,598	(460)

Realized gain (loss) on investments	(1,224)	27,474	(9,834)	114,515	74,855	(6,569)	(13,525)	2,165
Change in unrealized gain (loss) on investments	(823)	127,597	1,433,536	33,793	783,620	14,267	51,311	10,427

Net gain (loss) on investments	(2,047)	155,071	1,423,702	148,308	858,475	7,698	37,786	12,592

Reinvested capital gains	-	75,719	-	84,036	190,905	-	-	788

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,792)	220,257	1,396,252	220,539	1,024,627	20,926	54,384	12,920

Investment Activity:	PUIGA	PBF	WRASCA	SACSA	WFENAD	SGRA	WFLCCA	WFLGA
Reinvested dividends	$19	10,934	-	-	-	-	885	-
Mortality and expense risk charges (note 2)	(73)	(9,827)	(4,777)	(25,683)	(1,399)	(8,099)	(1,210)	(29,032)

Net investment income (loss)	(54)	1,107	(4,777)	(25,683)	(1,399)	(8,099)	(325)	(29,032)

Realized gain (loss) on investments	11	(6,883)	(6,260)	1,137	1,952	(9,764)	1,139	(1,993)
Change in unrealized gain (loss) on investments	1,177	124,543	28,743	118,150	12,918	23,293	17,271	183,064

Net gain (loss) on investments	1,188	117,660	22,483	119,287	14,870	13,529	18,410	181,071

Reinvested capital gains	-	5,329	61,076	211,941	11,258	186,851	1,458	447,930

Net increase (decrease) in contract owners’ equity resulting from operations	$1,134	124,096	78,782	305,545	24,729	192,281	19,543	599,969

Investment Activity:	WFAIVD	JF	JTF
Reinvested dividends	$4,555	19,916	19,007
Mortality and expense risk charges (note 2)	(8,542)	(15,324)	(57,418)

Net investment income (loss)	(3,987)	4,592	(38,411)

Realized gain (loss) on investments	7,873	561,186	661,516
Change in unrealized gain (loss) on investments	36,100	(263,417)	320,335

Net gain (loss) on investments	43,973	297,769	981,851

Reinvested capital gains	48,463	115,179	330,343

Net increase (decrease) in contract owners’ equity resulting from operations	$88,449	417,540	1,273,783

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		PRSCA		ADGFIS		ADUES
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(204,331)	(124,220)	(23,671)	(25,057)	(6,082)	(5,900)	(12,900)	(14,356)
Realized gain (loss) on investments	6,763,739	3,169,734	192,581	663,692	(3,260)	(4,262)	70,839	65,797
Change in unrealized gain (loss) on investments	11,798,047	384,418	(7,492)	(229,201)	9,410	42,351	64,967	(81,009)
Reinvested capital gains	12,262,616	7,241,895	-	-	1,396	5,610	143,690	153,861

Net increase (decrease)in contract owners’ equity resulting from operations	30,620,071	10,671,827	161,418	409,434	1,464	37,799	266,596	124,293

Equity transactions:
Purchase payments received from contract owners (note 3)	8,947,657	8,938,816	105,320	49,352	25,045	19,759	53,853	45,271
Transfers between funds	-	-	(257,877)	(9,009)	(47,903)	85,443	(19,259)	43,283
Redemptions (note 3)	(26,538,757)	(29,987,947)	(173,926)	(713,973)	(53,314)	(52,366)	(175,590)	(139,428)
Annuity benefits	(1,906)	(356)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(133,203)	(142,233)	(987)	(1,119)	(425)	(423)	(1,330)	(1,377)
Contingent deferred sales charges (note 2)	(25,636)	(23,193)	(24)	(156)	(8)	-	(36)	(117)
Adjustments to maintain reserves	(5,576)	(1,467)	(70)	(22)	(14)	(10)	(10)	(13)

Net equity transactions	(17,757,421)	(21,216,380)	(327,564)	(674,927)	(76,619)	52,403	(142,372)	(52,381)

Net change in contract owners’ equity	12,862,650	(10,544,553)	(166,146)	(265,493)	(75,155)	90,202	124,224	71,912
Contract owners’ equity beginning of period	184,550,599	195,095,152	2,019,370	2,284,863	498,906	408,704	1,449,982	1,378,070

Contract owners’ equity end of period	$197,413,249	184,550,599	1,853,224	2,019,370	423,751	498,906	1,574,206	1,449,982

CHANGES IN UNITS:
Beginning units	7,834,655	8,727,046	44,273	63,911	45,021	40,275	84,286	87,681
Units purchased	2,580,007	956,200	2,843	11,752	2,821	10,438	3,450	9,447
Units redeemed	(1,898,083)	(1,848,591)	(9,900)	(31,390)	(9,719)	(5,692)	(11,091)	(12,842)

Ending units	8,516,579	7,834,655	37,216	44,273	38,123	45,021	76,645	84,286

	TCIGA		TCIGR		TCG		ACIGA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(334)	(582)	(1,547)	(2,927)	(59,936)	(36,600)	12,086	13,858
Realized gain (loss) on investments	550	1,163	26,871	12,788	214,096	127,507	141,015	33,716
Change in unrealized gain (loss) on investments	12,254	(4,814)	51,618	(36,434)	634,980	(165,618)	(2,692)	94,369
Reinvested capital gains	2,772	-	14,556	-	527,616	209,271	91,097	24,051

Net increase (decrease) in contract owners’ equity resulting from operations	15,242	(4,233)	91,498	(26,573)	1,316,756	134,560	241,506	165,994

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	92,990	120,836	21,854	39,558
Transfers between funds	-	-	(1,971)	(22,499)	(8,963)	(113,129)	(26,169)	11,013
Redemptions (note 3)	(686)	(3,395)	(63,841)	(22,382)	(435,248)	(718,321)	(350,745)	(228,127)
Annuity benefits	-	-	-	-	(191)	-	-	-
Contract maintenance charges (note 2)	-	-	(555)	(598)	(3,723)	(4,040)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(285)	(221)	(67)	(289)
Adjustments to maintain reserves	(26)	(19)	(25)	(5)	(365)	18	(93)	(9)

Net equity transactions	(712)	(3,414)	(66,392)	(45,484)	(355,785)	(714,857)	(355,220)	(177,854)

Net change in contract owners’ equity	14,530	(7,647)	25,106	(72,057)	960,971	(580,297)	(113,714)	(11,860)
Contract owners’ equity beginning of period	52,633	60,280	325,813	397,870	4,732,920	5,313,217	1,514,365	1,526,225

Contract owners’ equity end of period	$67,163	52,633	350,919	325,813	5,693,891	4,732,920	1,400,651	1,514,365

CHANGES IN UNITS:
Beginning units	5,517	5,866	11,403	12,950	90,504	95,491	94,876	107,376
Units purchased	-	-	-	-	2,651	5,432	1,934	6,062
Units redeemed	(62)	(349)	(1,907)	(1,547)	(7,916)	(10,419)	(22,604)	(18,562)

Ending units	5,455	5,517	9,496	11,403	85,239	90,504	74,206	94,876

	IGF		BSTG		TCUL		ACVI2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$39,793	34,584	(2,677)	(7,808)	(82,943)	(69,495)	(5,725)	(3,524)
Realized gain (loss) on investments	145,889	43,232	(2,938)	(4,260)	538,017	349,355	4,738	(17,148)
Change in unrealized gain (loss) on investments	200,725	235,713	(5,531)	1,190	1,065,089	(342,897)	278,983	(50,653)
Reinvested capital gains	245,375	55,866	-	-	432,262	294,552	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	631,782	369,395	(11,146)	(10,878)	1,952,425	231,515	277,996	(71,325)

Equity transactions:
Purchase payments received from contract owners (note 3)	197,852	188,909	43,050	47,085	355,390	179,074	93,426	63,166
Transfers between funds	(20,779)	123,202	(29,093)	(28,975)	260,674	182,668	(29,620)	(62,742)
Redemptions (note 3)	(492,496)	(336,108)	(92,742)	(92,152)	(1,339,229)	(939,930)	(162,843)	(67,201)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,409)	(3,639)	(739)	(787)	(6,049)	(6,237)	(445)	(486)
Contingent deferred sales charges (note 2)	(57)	(21)	(9)	(53)	(343)	(420)	(256)	(204)
Adjustments to maintain reserves	(14)	(16)	(21)	(23)	(38)	(29)	(48)	(29)

Net equity transactions	(318,903)	(27,673)	(79,554)	(74,905)	(729,595)	(584,874)	(99,786)	(67,496)

Net change in contract owners’ equity	312,879	341,722	(90,700)	(85,783)	1,222,830	(353,359)	178,210	(138,821)
Contract owners’ equity beginning of period	3,470,406	3,128,684	1,106,816	1,192,599	6,735,832	7,089,191	960,598	1,099,419

Contract owners’ equity end of period	$3,783,285	3,470,406	1,016,116	1,106,816	7,958,662	6,735,832	1,138,808	960,598

CHANGES IN UNITS:
Beginning units	105,004	106,114	58,445	63,426	252,800	262,570	111,506	118,995
Units purchased	7,056	10,757	3,179	12,608	19,470	36,215	10,145	9,098
Units redeemed	(15,916)	(11,867)	(5,872)	(17,589)	(43,856)	(45,985)	(19,372)	(16,587)

Ending units	96,144	105,004	55,752	58,445	228,414	252,800	102,279	111,506

	DWHYOI		DAF		DPBOZ		DSPI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$32,399	35,643	(2,379)	5,186	(2,793)	1,252	32,732	50,307
Realized gain (loss) on investments	(18,746)	(29,946)	(13,687)	75,403	81,753	20,197	329,512	270,821
Change in unrealized gain (loss) on investments	30,279	82,889	227,663	(503,261)	(24,442)	46,183	984,543	(215,551)
Reinvested capital gains	-	-	387,728	571,634	35,653	-	949,814	965,208

Net increase (decrease) in contract owners’ equity resulting from operations	43,932	88,586	599,325	148,962	90,171	67,632	2,296,601	1,070,785

Equity transactions:
Purchase payments received from contract owners (note 3)	77,195	73,232	107,035	90,465	21,346	32,147	709,985	689,421
Transfers between funds	(10,440)	(8,544)	(108,052)	(25,732)	(81,202)	200,295	(125,819)	64,828
Redemptions (note 3)	(132,314)	(170,346)	(441,360)	(216,118)	(109,211)	(98,704)	(1,079,434)	(1,595,324)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(722)	(881)	(1,347)	(1,472)	(452)	(487)	(10,612)	(11,125)
Contingent deferred sales charges (note 2)	(61)	(1)	(439)	(21)	-	(100)	(456)	(293)
Adjustments to maintain reserves	(250)	(221)	2	(74)	(38)	(68)	(29)	(43)

Net equity transactions	(66,592)	(106,761)	(444,161)	(152,952)	(169,557)	133,083	(506,365)	(852,536)

Net change in contract owners’ equity	(22,660)	(18,175)	155,164	(3,990)	(79,386)	200,715	1,790,236	218,249
Contract owners’ equity beginning of period	792,791	810,966	2,582,813	2,586,803	937,832	737,117	11,788,858	11,570,609

Contract owners’ equity end of period	$770,131	792,791	2,737,977	2,582,813	858,446	937,832	13,579,094	11,788,858

CHANGES IN UNITS:
Beginning units	40,079	45,923	141,580	149,963	59,877	51,166	219,191	236,442
Units purchased	4,256	6,257	5,706	5,225	2,303	15,825	17,639	19,490
Units redeemed	(7,566)	(12,101)	(27,135)	(13,608)	(12,482)	(7,114)	(25,867)	(36,741)

Ending units	36,769	40,079	120,151	141,580	49,698	59,877	210,963	219,191

	DPITIA		DROSC		DTC		FBDF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$13,740	9,985	(1,754)	(1,377)	(1,856)	(1,658)	41,292	45,587
Realized gain (loss) on investments	(4,258)	533	2,139	(7,241)	(310)	25,335	1,671	(4,277)
Change in unrealized gain (loss) on investments	16,909	(5,263)	9,600	20,480	(24,824)	350	40,202	66,467
Reinvested capital gains	10,502	951	15,936	455	89,185	21,044	1,969	783

Net increase (decrease) in contract owners’ equity resulting from operations	36,893	6,206	25,921	12,317	62,195	45,071	85,134	108,560

Equity transactions:
Purchase payments received from contract owners (note 3)	57,837	56,094	7,514	6,027	8,590	8,633	79,434	67,142
Transfers between funds	5,085	31,603	8,609	20,342	(56,248)	(6,614)	19,383	(16,299)
Redemptions (note 3)	(200,813)	(240,808)	(8,205)	(38,780)	(91,097)	(103,886)	(191,477)	(137,523)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(893)	(1,027)	-	-	(448)	(486)	(1,229)	(1,264)
Contingent deferred sales charges (note 2)	(31)	-	-	(113)	-	(41)	(40)	-
Adjustments to maintain reserves	78	90	(4)	(4)	(12)	(17)	(18)	(31)

Net equity transactions	(138,737)	(154,048)	7,914	(12,528)	(139,215)	(102,411)	(93,947)	(87,975)

Net change in contract owners’ equity	(101,844)	(147,842)	33,835	(211)	(77,020)	(57,340)	(8,813)	20,585
Contract owners’ equity beginning of period	1,338,134	1,485,976	111,087	111,298	519,557	576,897	1,635,121	1,614,536

Contract owners’ equity end of period	$1,236,290	1,338,134	144,922	111,087	442,537	519,557	1,626,308	1,635,121

CHANGES IN UNITS:
Beginning units	105,338	117,563	5,445	6,249	21,203	24,200	68,476	72,232
Units purchased	4,865	7,653	1,288	1,489	221	252	4,975	3,377
Units redeemed	(15,599)	(19,878)	(927)	(2,293)	(3,898)	(3,249)	(8,810)	(7,133)

Ending units	94,604	105,338	5,806	5,445	17,526	21,203	64,641	68,476

	FEQIF		FHYT		FIIF		FCI
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$161	221	66,967	77,342	4,118	4,979	6,363	7,527
Realized gain (loss) on investments	4,625	1,115	17,914	(3,634)	(2,052)	(1,809)	19,050	687
Change in unrealized gain (loss) on investments	(1,656)	(148)	37,327	163,463	2,111	3,322	(4,337)	12,032
Reinvested capital gains	974	464	-	-	3,010	735	2,418	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,104	1,652	122,208	237,171	7,187	7,227	23,494	20,246

Equity transactions:
Purchase payments received from contract owners (note 3)	33,577	-	158,529	121,673	6,440	4,389	-	-
Transfers between funds	(33,894)	-	21,565	754,919	5,736	7,051	(42,832)	-
Redemptions (note 3)	-	(8,040)	(876,040)	(529,611)	(42,227)	(37,428)	(23,937)	(40,624)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,060)	(1,252)	-	-	(294)	(301)
Contingent deferred sales charges (note 2)	-	-	(458)	(34)	(30)	(5)	-	-
Adjustments to maintain reserves	(2)	7	(33)	(47)	(39)	6	(54)	(41)

Net equity transactions	(319)	(8,033)	(697,497)	345,648	(30,120)	(25,987)	(67,117)	(40,966)

Net change in contract owners’ equity	3,785	(6,381)	(575,289)	582,819	(22,933)	(18,760)	(43,623)	(20,720)
Contract owners’ equity beginning of period	26,297	32,678	2,371,595	1,788,776	278,392	297,152	258,909	279,629

Contract owners’ equity end of period	$30,082	26,297	1,796,306	2,371,595	255,459	278,392	215,286	258,909

CHANGES IN UNITS:
Beginning units	1,838	2,479	97,140	84,526	16,228	17,742	1,801	2,126
Units purchased	2,150	-	9,054	38,104	1,246	1,871	-	-
Units redeemed	(2,150)	(641)	(35,275)	(25,490)	(2,919)	(3,385)	(442)	(325)

Ending units	1,838	1,838	70,919	97,140	14,555	16,228	1,359	1,801

	FEI		FHIP		FMG		FPR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$39,285	65,497	121	113	(33,559)	(49,183)	4,651	27,514
Realized gain (loss) on investments	67,597	(112,837)	1	(1)	37,022	(73,553)	312,249	3,689
Change in unrealized gain (loss) on investments	250,282	736,389	37	218	866,170	199,235	487,727	70,377
Reinvested capital gains	259,471	110,878	-	-	607,827	147,362	173,948	118,592

Net increase (decrease) in contract owners’ equity resulting from operations	616,635	799,927	159	330	1,477,460	223,861	978,575	220,172

Equity transactions:
Purchase payments received from contract owners (note 3)	177,847	245,456	-	-	187,454	302,622	332,381	386,300
Transfers between funds	(117,571)	(92,208)	-	-	(58,308)	(198,505)	(128,858)	304,190
Redemptions (note 3)	(569,531)	(1,024,010)	-	-	(849,317)	(1,597,896)	(911,945)	(794,253)
Annuity benefits	(391)	(356)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,453)	(4,798)	-	-	(7,214)	(7,959)	(4,793)	(5,144)
Contingent deferred sales charges (note 2)	(188)	(1,669)	-	-	(224)	(177)	(374)	(16)
Adjustments to maintain reserves	234	335	(2)	(2)	(44)	3	(25)	(7)

Net equity transactions	(514,053)	(877,250)	(2)	(2)	(727,653)	(1,501,912)	(713,614)	(108,930)

Net change in contract owners’ equity	102,582	(77,323)	157	328	749,807	(1,278,051)	264,961	111,242
Contract owners’ equity beginning of period	5,517,052	5,594,375	2,825	2,497	6,271,015	7,549,066	6,008,264	5,897,022

Contract owners’ equity end of period	$5,619,634	5,517,052	2,982	2,825	7,020,822	6,271,015	6,273,225	6,008,264

CHANGES IN UNITS:
Beginning units	34,104	40,068	69	69	138,345	172,996	116,266	118,299
Units purchased	1,290	2,053	-	-	4,190	8,811	9,499	17,210
Units redeemed	(4,347)	(8,017)	-	-	(18,502)	(43,462)	(22,192)	(19,243)

Ending units	31,047	34,104	69	69	124,033	138,345	103,573	116,266

	FABA		FAB		FAEGA		FAEIA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$69	(3)	(7,143)	(5,474)	(11,398)	(10,741)	7,802	13,517
Realized gain (loss) on investments	1,841	4,283	308,836	11,612	32,017	112,709	201,885	20,590
Change in unrealized gain (loss) on investments	8,884	(68)	(147,868)	76,383	119,899	(144,873)	(177,032)	192,783
Reinvested capital gains	6,819	394	73,192	7,923	112,427	46,476	152,977	42,245

Net increase (decrease) in contract owners’ equity resulting from operations	17,613	4,606	227,017	90,444	252,945	3,571	185,632	269,135

Equity transactions:
Purchase payments received from contract owners (note 3)	-	33,703	66,823	64,147	14,294	15,758	89,654	43,978
Transfers between funds	(52)	42	95,031	82,394	17,822	(11,369)	16,196	(22,882)
Redemptions (note 3)	(2,770)	(1,702)	(1,137,814)	(112,246)	(35,144)	(94,915)	(346,948)	(248,645)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,553)	(1,466)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(238)	(1)	(13)	(154)	(2,504)	(85)
Adjustments to maintain reserves	(23)	11	4	(23)	(57)	-	(98)	(51)

Net equity transactions	(2,845)	32,054	(977,747)	32,805	(3,098)	(90,680)	(243,700)	(227,685)

Net change in contract owners’ equity	14,768	36,660	(750,730)	123,249	249,847	(87,109)	(58,068)	41,450
Contract owners’ equity beginning of period	121,388	84,728	1,800,335	1,677,086	771,145	858,254	1,901,457	1,860,007

Contract owners’ equity end of period	$136,156	121,388	1,049,605	1,800,335	1,020,992	771,145	1,843,389	1,901,457

CHANGES IN UNITS:
Beginning units	6,912	5,141	71,592	70,241	63,534	69,961	89,257	101,379
Units purchased	-	2,257	6,127	6,219	2,781	11,892	8,688	2,677
Units redeemed	(153)	(486)	(41,197)	(4,868)	(3,115)	(18,319)	(19,619)	(14,799)

Ending units	6,759	6,912	36,522	71,592	63,200	63,534	78,326	89,257

	FAEI		FO2		FAGOA		FAGO
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,791	6,808	325	(1,958)	(6,622)	(6,271)	(32,023)	(30,252)
Realized gain (loss) on investments	88,423	10,426	(56)	(63,831)	2,730	123,836	146,676	325,735
Change in unrealized gain (loss) on investments	(61,716)	184,746	454,676	(63,499)	110,787	(177,422)	356,271	(639,304)
Reinvested capital gains	142,655	35,869	1,919	2,874	44,821	62,339	205,163	290,663

Net increase (decrease) in contract owners’ equity resulting from operations	172,153	237,849	456,864	(126,414)	151,716	2,482	676,087	(53,158)

Equity transactions:
Purchase payments received from contract owners (note 3)	60,447	79,626	115,476	131,947	7,373	8,275	133,192	139,909
Transfers between funds	(23,450)	(78,140)	108,484	(77,155)	20,562	(107,245)	302,523	(134,155)
Redemptions (note 3)	(152,661)	(150,219)	(81,682)	(412,290)	(4,059)	(10,335)	(258,997)	(513,449)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,720)	(1,876)	(839)	(838)	-	-	(3,218)	(3,511)
Contingent deferred sales charges (note 2)	(29)	-	(26)	(792)	-	(1)	(54)	(90)
Adjustments to maintain reserves	(23)	1	(54)	(26)	(45)	(28)	(7)	(10)

Net equity transactions	(117,436)	(150,608)	141,359	(359,154)	23,831	(109,334)	173,439	(511,306)

Net change in contract owners’ equity	54,717	87,241	598,223	(485,568)	175,547	(106,852)	849,526	(564,464)
Contract owners’ equity beginning of period	1,679,949	1,592,708	1,597,555	2,083,123	453,000	559,852	2,093,521	2,657,985

Contract owners’ equity end of period	$1,734,666	1,679,949	2,195,778	1,597,555	628,547	453,000	2,943,047	2,093,521

CHANGES IN UNITS:
Beginning units	50,422	55,331	182,467	222,466	32,143	39,198	85,084	106,324
Units purchased	3,848	2,781	28,237	23,201	1,748	11,012	16,163	6,784
Units redeemed	(7,185)	(7,690)	(15,247)	(63,200)	(323)	(18,067)	(11,061)	(28,024)

Ending units	47,085	50,422	195,457	182,467	33,568	32,143	90,186	85,084

	FAHY		FAOA		FAM		TIF2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$17,784	17,874	1	2	1,542	3,436	25,911	11,955
Realized gain (loss) on investments	24,445	37,993	10	1	68,579	4,842	(76,315)	(126,280)
Change in unrealized gain (loss) on investments	6,571	4,197	174	(53)	50,310	46,608	329,304	189,966
Reinvested capital gains	-	-	25	1	40,263	6,879	-	32,600

Net increase (decrease) in contract owners’ equity resulting from operations	48,800	60,064	210	(49)	160,694	61,765	278,900	108,241

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	35,634	32,333	112,182	137,114
Transfers between funds	33,103	(23,013)	-	-	131,617	23,205	(82,960)	(4,119)
Redemptions (note 3)	(62,088)	(53,583)	1	1	(230,400)	(99,441)	(272,723)	(334,929)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(401)	(503)	-	-	(1,601)	(1,680)	(687)	(802)
Contingent deferred sales charges (note 2)	-	-	-	-	(143)	-	(78)	(91)
Adjustments to maintain reserves	32	(24)	(2)	(8)	(19)	(11)	(31)	(43)

Net equity transactions	(29,354)	(77,123)	(1)	(7)	(64,912)	(45,594)	(244,297)	(202,870)

Net change in contract owners’ equity	19,446	(17,059)	209	(56)	95,782	16,171	34,603	(94,629)
Contract owners’ equity beginning of period	501,382	518,441	738	794	1,326,723	1,310,552	1,940,952	2,035,581

Contract owners’ equity end of period	$520,828	501,382	947	738	1,422,505	1,326,723	1,975,555	1,940,952

CHANGES IN UNITS:
Beginning units	15,948	18,235	63	63	42,107	43,694	229,506	254,674
Units purchased	1,195	672	-	-	5,010	2,126	17,384	23,909
Units redeemed	(2,099)	(2,959)	-	-	(7,017)	(3,713)	(44,094)	(49,077)

Ending units	15,044	15,948	63	63	40,100	42,107	202,796	229,506

	FRBSI		TFF		TMSF		FSCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,368)	(9,523)	946	4,984	27,681	31,876	(12,685)	(12,253)
Realized gain (loss) on investments	2,277	(79,995)	47,571	32,730	299,118	32,340	91,815	11,398
Change in unrealized gain (loss) on investments	53,301	230,765	71,835	38,341	(224,850)	272,713	30,482	(32,858)
Reinvested capital gains	83,955	79,024	-	-	165,698	176,062	79,305	64,772

Net increase (decrease) in contract owners’ equity resulting from operations	137,165	220,271	120,352	76,055	267,647	512,991	188,917	31,059

Equity transactions:
Purchase payments received from contract owners (note 3)	29,952	34,229	-	-	167,476	219,174	19,708	32,679
Transfers between funds	(27,930)	1,119	(105)	(9,687)	(73,885)	76,645	(2,144)	(15,773)
Redemptions (note 3)	(169,632)	(192,720)	(101,537)	(83,503)	(706,763)	(490,702)	(264,305)	(40,679)
Annuity benefits	-	-	-	-	(63)	-	-	-
Contract maintenance charges (note 2)	-	-	(780)	(895)	(2,047)	(2,146)	-	-
Contingent deferred sales charges (note 2)	(332)	(622)	-	(53)	(1,855)	(1,177)	(2,138)	(33)
Adjustments to maintain reserves	(17)	6	(56)	(36)	(126)	(63)	(8)	(32)

Net equity transactions	(167,959)	(157,988)	(102,478)	(94,174)	(617,263)	(198,269)	(248,887)	(23,838)

Net change in contract owners’ equity	(30,794)	62,283	17,874	(18,119)	(349,616)	314,722	(59,970)	7,221
Contract owners’ equity beginning of period	1,346,742	1,284,459	808,259	826,378	4,135,990	3,821,268	1,041,908	1,034,687

Contract owners’ equity end of period	$1,315,948	1,346,742	826,133	808,259	3,786,374	4,135,990	981,938	1,041,908

CHANGES IN UNITS:
Beginning units	44,400	50,386	31,810	35,755	158,078	166,821	75,688	77,471
Units purchased	1,085	2,522	-	-	7,708	14,443	1,430	2,684
Units redeemed	(6,350)	(8,508)	(4,148)	(3,945)	(30,615)	(23,186)	(17,281)	(4,467)

Ending units	39,135	44,400	27,662	31,810	135,171	158,078	59,837	75,688

	AREA		ASCGI		VKEIA		VKGIA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(951)	3,138	(3,973)	(3,855)	2,910	1,658	5,428	4,482
Realized gain (loss) on investments	(6,895)	(8,253)	(288)	(58,892)	10,359	2,011	44,486	54,850
Change in unrealized gain (loss) on investments	25,779	(25,520)	45,080	35,939	5,031	31,018	(17,094)	37,793
Reinvested capital gains	30,330	82,295	28,539	25,018	19,874	10,186	89,157	50,897

Net increase (decrease) in contract owners’ equity resulting from operations	48,263	51,660	69,358	(1,790)	38,174	44,873	121,977	148,022

Equity transactions:
Purchase payments received from contract owners (note 3)	12,734	13,667	31,286	5,008	22,415	22,818	37,223	19,557
Transfers between funds	35,155	(209,958)	572	(266,834)	26,377	47,635	3,028	11,986
Redemptions (note 3)	(84,532)	(201,112)	(51,839)	(48,971)	(53,287)	(3,073)	(138,154)	(151,757)
Annuity benefits	(62)	-	-	-	-	-	(151)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7)	(168)	-	(165)	-	-	(108)	(47)
Adjustments to maintain reserves	(92)	(24)	(63)	(3)	(2)	7	(331)	(11)

Net equity transactions	(36,804)	(397,595)	(20,044)	(310,965)	(4,497)	67,387	(98,493)	(120,272)

Net change in contract owners’ equity	11,459	(345,935)	49,314	(312,755)	33,677	112,260	23,484	27,750
Contract owners’ equity beginning of period	651,732	997,667	304,323	617,078	413,540	301,280	1,013,491	985,741

Contract owners’ equity end of period	$663,191	651,732	353,637	304,323	447,217	413,540	1,036,975	1,013,491

CHANGES IN UNITS:
Beginning units	43,562	69,382	15,116	33,487	27,536	22,758	35,360	40,588
Units purchased	3,036	3,325	1,591	318	3,173	5,665	1,896	3,120
Units redeemed	(5,297)	(29,145)	(2,462)	(18,689)	(3,447)	(887)	(5,268)	(8,348)

Ending units	41,301	43,562	14,245	15,116	27,262	27,536	31,988	35,360

	VKGA		JBS		JAFRT		JOS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(50,713)	(51,970)	5,115	7,397	(12,629)	-	242	(337)
Realized gain (loss) on investments	47,919	4,683	31,301	19,993	77,348	-	(1,750)	(10,144)
Change in unrealized gain (loss) on investments	416,392	(108,137)	100,757	(12,034)	393,001	-	15,809	4,411
Reinvested capital gains	332,436	100,656	38,397	13,014	1,148,769	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	746,034	(54,768)	175,570	28,370	1,606,489	-	14,301	(6,070)

Equity transactions:
Purchase payments received from contract owners (note 3)	161,572	170,626	49,262	19,072	465,457	-	2,484	2,380
Transfers between funds	(43,604)	(232,941)	(27,956)	(33,911)	13,711,974	-	(310)	(17,008)
Redemptions (note 3)	(467,941)	(936,180)	(104,611)	(118,028)	(1,021,213)	-	(4,469)	(2,920)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,817)	(2,979)	-	-	(6,975)	-	-	-
Contingent deferred sales charges (note 2)	(848)	(211)	(209)	(74)	(205)	-	-	(14)
Adjustments to maintain reserves	(94)	(36)	(46)	19	(11)	-	(17)	(9)

Net equity transactions	(353,732)	(1,001,721)	(83,560)	(132,922)	13,149,027	-	(2,312)	(17,571)

Net change in contract owners’ equity	392,302	(1,056,489)	92,010	(104,552)	14,755,516	-	11,989	(23,641)
Contract owners’ equity beginning of period	3,775,077	4,831,566	1,096,926	1,201,478	-	-	49,701	73,342

Contract owners’ equity end of period	$4,167,379	3,775,077	1,188,936	1,096,926	14,755,516	-	61,690	49,701

CHANGES IN UNITS:
Beginning units	119,579	151,162	62,729	70,702	-	-	5,883	7,958
Units purchased	5,105	9,316	4,421	4,705	1,413,351	-	255	288
Units redeemed	(15,277)	(40,899)	(8,874)	(12,678)	(96,278)	-	(480)	(2,363)

Ending units	109,407	119,579	58,276	62,729	1,317,073	-	5,658	5,883

	JMERC		JWF		JWS		LSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(15,253)	-	(11,416)	(9,139)	(2,525)	(2,181)	(31,625)	(26,700)
Realized gain (loss) on investments	16,574	-	119,760	80,504	27,466	20,687	(13,379)	(17,904)
Change in unrealized gain (loss) on investments	277,665	-	266,055	(65,254)	37,172	(17,704)	27,367	358,104
Reinvested capital gains	173,194	-	-	-	-	-	380,513	77,005

Net increase (decrease) in contract owners’ equity resulting from operations	452,180	-	374,399	6,111	62,113	802	362,876	390,505

Equity transactions:
Purchase payments received from contract owners (note 3)	59,881	-	-	251	2,529	2,604	229,843	239,907
Transfers between funds	3,776,465	-	(17,619)	(26,100)	(130)	(995)	(33,473)	(372,688)
Redemptions (note 3)	(311,350)	-	(164,458)	(123,794)	(20,434)	(39,247)	(280,032)	(486,922)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,038)	-	(2,153)	(2,302)	-	-	(2,453)	(2,717)
Contingent deferred sales charges (note 2)	(86)	-	(6)	-	-	(67)	(208)	(115)
Adjustments to maintain reserves	(27)	-	(29)	(1)	(19)	(24)	(4)	(57)

Net equity transactions	3,522,845	-	(184,265)	(151,946)	(18,054)	(37,729)	(86,327)	(622,592)

Net change in contract owners’ equity	3,975,025	-	190,134	(145,835)	44,059	(36,927)	276,549	(232,087)
Contract owners’ equity beginning of period	-	-	1,567,926	1,713,761	258,917	295,844	2,988,076	3,220,163

Contract owners’ equity end of period	$3,975,025	-	1,758,060	1,567,926	302,976	258,917	3,264,625	2,988,076

CHANGES IN UNITS:
Beginning units	-	-	79,326	87,163	14,454	16,594	80,865	99,677
Units purchased	383,635	-	-	34	1,402	272	6,669	9,301
Units redeemed	(30,268)	-	(9,048)	(7,871)	(2,319)	(2,412)	(8,894)	(28,113)

Ending units	353,367	-	70,278	79,326	13,537	14,454	78,640	80,865

	MSI		NBF		NBIXA		NFA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$19,891	22,536	21,158	16,343	2,776	3,233	(4,567)	(1,622)
Realized gain (loss) on investments	(2,231)	(20,735)	(1,132)	10,635	(12,481)	(2,470)	55,386	43,170
Change in unrealized gain (loss) on investments	22,826	53,935	19,750	(3,886)	18,210	(9,485)	37,638	19,383
Reinvested capital gains	-	-	-	6,065	-	728	84,344	29,432

Net increase (decrease) in contract owners’ equity resulting from operations	40,486	55,736	39,776	29,157	8,505	(7,994)	172,801	90,363

Equity transactions:
Purchase payments received from contract owners (note 3)	57,411	36,241	83,763	70,717	13,653	12,705	5,457	(21)
Transfers between funds	412,345	(226,898)	(79,872)	343,975	3,902	283,896	(10,219)	(58,757)
Redemptions (note 3)	(113,397)	(81,075)	(108,154)	(125,565)	(294,581)	(53,806)	(108,143)	(59,715)
Annuity benefits	-	-	-	-	-	-	(279)	-
Contract maintenance charges (note 2)	(589)	(658)	(1,122)	(1,259)	-	-	(403)	(419)
Contingent deferred sales charges (note 2)	-	(1)	(21)	(22)	(142)	(36)	(260)	-
Adjustments to maintain reserves	(16)	(2)	(36)	(81)	(11)	(41)	(571)	(21)

Net equity transactions	355,754	(272,393)	(105,442)	287,765	(277,179)	242,718	(114,418)	(118,933)

Net change in contract owners’ equity	396,240	(216,657)	(65,666)	316,922	(268,674)	234,724	58,383	(28,570)
Contract owners’ equity beginning of period	928,726	1,145,383	1,572,200	1,255,278	588,621	353,897	997,560	1,026,130

Contract owners’ equity end of period	$1,324,966	928,726	1,506,534	1,572,200	319,947	588,621	1,055,943	997,560

CHANGES IN UNITS:
Beginning units	48,471	63,628	24,945	21,593	35,640	22,073	60,505	68,364
Units purchased	23,947	2,274	1,583	5,908	1,197	17,675	-	-
Units redeemed	(6,126)	(17,431)	(3,118)	(2,556)	(17,198)	(4,108)	(6,656)	(7,859)

Ending units	66,292	48,471	23,410	24,945	19,639	35,640	53,849	60,505

	NF		NGBF		NGF		NIIXA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(5,868)	973	9,561	7,428	(1,963)	(1,684)	63	57
Realized gain (loss) on investments	218,351	176,580	(74,846)	(27,704)	21,418	50,784	21	8
Change in unrealized gain (loss) on investments	24,266	(10,622)	82,179	3,337	11,193	(57,140)	576	(87)
Reinvested capital gains	224,449	79,856	-	713	21,519	10,689	148	7

Net increase (decrease) in contract owners’ equity resulting from operations	461,198	246,787	16,894	(16,226)	52,167	2,649	808	(15)

Equity transactions:
Purchase payments received from contract owners (note 3)	89,687	124,504	64,193	122,764	-	-	-	-
Transfers between funds	(15,148)	(192,811)	(1,672,591)	57,685	-	(1,075)	-	-
Redemptions (note 3)	(423,648)	(212,486)	(185,644)	(508,198)	(41,442)	(100,890)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,338)	(2,624)	(1,375)	(1,748)	(463)	(541)	-	-
Contingent deferred sales charges (note 2)	(731)	(57)	(36)	(228)	(38)	(28)	-	-
Adjustments to maintain reserves	8	(148)	(41)	(32)	(70)	103	(10)	(6)

Net equity transactions	(352,170)	(283,622)	(1,795,494)	(329,757)	(42,013)	(102,431)	(10)	(6)

Net change in contract owners’ equity	109,028	(36,835)	(1,778,600)	(345,983)	10,154	(99,782)	798	(21)
Contract owners’ equity beginning of period	2,663,845	2,700,680	1,778,600	2,124,583	228,481	328,263	3,431	3,452

Contract owners’ equity end of period	$2,772,873	2,663,845	-	1,778,600	238,635	228,481	4,229	3,431

CHANGES IN UNITS:
Beginning units	30,263	30,566	94,820	111,217	3,460	5,437	284	284
Units purchased	1,182	2,773	9,309	24,168	-	-	-	-
Units redeemed	(4,272)	(3,076)	(104,129)	(40,565)	(386)	(1,977)	-	-

Ending units	27,173	30,263	-	94,820	3,074	3,460	284	284

	IDAS		IDCS		IDMS		IDMAS
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$11,542	6,974	4,829	3,775	30,155	25,771	32,626	21,332
Realized gain (loss) on investments	83,107	69,748	29	(827)	191,351	97,506	134,608	118,795
Change in unrealized gain (loss) on investments	(17,026)	(70,038)	15,158	10,784	(18,455)	(110,829)	18,032	(121,960)
Reinvested capital gains	130,201	96,715	5,004	5,331	176,134	201,147	273,377	205,140

Net increase (decrease) in contract owners’ equity resulting from operations	207,824	103,399	25,020	19,063	379,185	213,595	458,643	223,307

Equity transactions:
Purchase payments received from contract owners (note 3)	57,263	46,768	35,211	12,568	117,298	150,244	95,593	128,660
Transfers between funds	(10,618)	(22,359)	(1,546)	(2,927)	(41,740)	(42,170)	(28,583)	(88,812)
Redemptions (note 3)	(267,684)	(146,660)	(68,709)	(82,129)	(647,766)	(682,260)	(423,879)	(240,408)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(520)	(885)	(53)	(309)	(247)	(1,334)	(575)	(3,284)
Adjustments to maintain reserves	(32)	(42)	(27)	8	(62)	(51)	(58)	(31)

Net equity transactions	(221,591)	(123,178)	(35,124)	(72,789)	(572,517)	(575,571)	(357,502)	(203,875)

Net change in contract owners’ equity	(13,767)	(19,779)	(10,104)	(53,726)	(193,332)	(361,976)	101,141	19,432
Contract owners’ equity beginning of period	1,229,574	1,249,353	560,597	614,323	3,392,428	3,754,404	3,018,771	2,999,339

Contract owners’ equity end of period	$1,215,807	1,229,574	550,493	560,597	3,199,096	3,392,428	3,119,912	3,018,771

CHANGES IN UNITS:
Beginning units	76,082	84,163	38,450	43,709	214,185	252,181	184,542	198,017
Units purchased	3,295	3,464	4,905	1,675	7,424	11,574	6,063	8,857
Units redeemed	(15,690)	(11,545)	(7,256)	(6,934)	(41,042)	(49,570)	(26,673)	(22,332)

Ending units	63,687	76,082	36,099	38,450	180,567	214,185	163,932	184,542

	IDMCS		NMCIXA		MMF		MMFR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,384	4,405	(3,835)	(1,734)	(51,614)	(71,200)	(24,987)	(36,177)
Realized gain (loss) on investments	(8,461)	9,932	28,309	29,245	-	-	-	-
Change in unrealized gain (loss) on investments	32,470	4,407	(9,831)	41,462	-	-	-	-
Reinvested capital gains	20,567	22,426	101,863	70,474	48	-	21	-

Net increase (decrease) in contract owners’ equity resulting from operations	49,960	41,170	116,506	139,447	(51,566)	(71,200)	(24,966)	(36,177)

Equity transactions:
Purchase payments received from contract owners (note 3)	44,012	225,880	30,924	26,985	368,471	415,628	72,413	121,283
Transfers between funds	6,394	2,776	(6,170)	(10,280)	268,107	541,323	(154,563)	740,433
Redemptions (note 3)	(203,815)	(580,712)	(91,011)	(98,783)	(1,160,185)	(1,142,422)	(588,183)	(1,087,173)
Annuity benefits	-	-	-	-	-	-	(29)	-
Contract maintenance charges (note 2)	-	-	-	-	(5,392)	(5,804)	-	-
Contingent deferred sales charges (note 2)	(249)	(253)	(4)	(44)	(438)	(1,867)	(511)	(489)
Adjustments to maintain reserves	(45)	(20)	(112)	(21)	(34)	(16)	(86)	(12)

Net equity transactions	(153,703)	(352,329)	(66,373)	(82,143)	(529,471)	(193,158)	(670,959)	(225,958)

Net change in contract owners’ equity	(103,743)	(311,159)	50,133	57,304	(581,037)	(264,358)	(695,925)	(262,135)
Contract owners’ equity beginning of period	692,788	1,003,947	884,628	827,324	5,390,564	5,654,922	2,756,374	3,018,509

Contract owners’ equity end of period	$589,045	692,788	934,761	884,628	4,809,527	5,390,564	2,060,449	2,756,374

CHANGES IN UNITS:
Beginning units	44,434	67,963	31,031	34,386	238,631	246,868	267,666	289,326
Units purchased	3,168	15,358	1,919	3,487	39,502	59,443	31,015	101,549
Units redeemed	(12,553)	(38,887)	(4,126)	(6,842)	(62,819)	(67,680)	(95,843)	(123,209)

Ending units	35,049	44,434	28,824	31,031	215,314	238,631	202,838	267,666

	NGFA		GVIDA		GVIDC		GVIDM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(6,713)	(5,783)	4,297	2,396	6,388	8,782	14,781	14,878
Realized gain (loss) on investments	(5,422)	5,194	75,798	174,584	(3,523)	(4,711)	53,969	137,498
Change in unrealized gain (loss) on investments	85,520	(22,524)	38,843	(156,216)	17,826	1,013	66,400	(146,503)
Reinvested capital gains	62,566	28,143	102,736	89,985	20,177	14,900	167,599	148,062

Net increase (decrease) in contract owners’ equity resulting from operations	135,951	5,030	221,674	110,749	40,868	19,984	302,749	153,935

Equity transactions:
Purchase payments received from contract owners (note 3)	44,564	119,212	299,012	277,994	71,289	66,416	459,115	412,626
Transfers between funds	(44,561)	(85,748)	(37,120)	(16,410)	(34,254)	203,309	20,890	(7,012)
Redemptions (note 3)	(46,548)	(212,202)	(166,196)	(578,381)	(46,910)	(52,913)	(432,240)	(727,026)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(625)	(764)	(3,060)	(3,105)	(1,116)	(948)	(5,054)	(5,107)
Contingent deferred sales charges (note 2)	(3)	(71)	(57)	(298)	(304)	-	(3,117)	(1,726)
Adjustments to maintain reserves	5	(39)	(20)	3	(18)	(7)	(30)	(8)

Net equity transactions	(47,168)	(179,612)	92,559	(320,197)	(11,313)	215,857	39,564	(328,253)

Net change in contract owners’ equity	88,783	(174,582)	314,233	(209,448)	29,555	235,841	342,313	(174,318)
Contract owners’ equity beginning of period	573,754	748,336	1,278,616	1,488,064	955,392	719,551	2,667,457	2,841,775

Contract owners’ equity end of period	$662,537	573,754	1,592,849	1,278,616	984,947	955,392	3,009,770	2,667,457

CHANGES IN UNITS:
Beginning units	26,297	34,894	67,594	84,998	69,909	54,185	158,259	178,303
Units purchased	2,479	6,280	17,290	16,280	5,520	23,863	27,138	31,524
Units redeemed	(4,510)	(14,877)	(12,848)	(33,684)	(6,337)	(8,139)	(25,112)	(51,568)

Ending units	24,266	26,297	72,036	67,594	69,092	69,909	160,285	158,259

	GVDMA		GVDMC		NVMIG6		NIXR
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$12,968	16,535	5,177	4,264	(1,036)	(163)	5,170	10,148
Realized gain (loss) on investments	153,285	141,026	3,785	15,149	1,677	868	141,194	192,928
Change in unrealized gain (loss) on investments	113,194	(182,335)	15,564	(16,586)	77,905	(17,941)	342,225	(66,237)
Reinvested capital gains	230,547	257,127	31,874	24,401	-	6,036	206,217	193,805

Net increase (decrease) in contract owners’ equity resulting from operations	509,994	232,353	56,400	27,228	78,546	(11,200)	694,806	330,644

Equity transactions:
Purchase payments received from contract owners (note 3)	412,182	461,111	168,148	101,301	68,343	43,762	250,722	209,912
Transfers between funds	(32,157)	55,700	(39,812)	(7,864)	16,073	34,520	(7,561)	281,836
Redemptions (note 3)	(529,553)	(605,420)	(77,945)	(259,440)	(58,233)	(47,368)	(345,155)	(517,766)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,472)	(5,769)	(1,556)	(1,543)	(309)	(273)	(1,943)	(1,602)
Contingent deferred sales charges (note 2)	(1,030)	(610)	(34)	(555)	(3)	-	(80)	(49)
Adjustments to maintain reserves	(17)	(16)	(3)	(15)	(21)	-	(42)	(88)

Net equity transactions	(156,047)	(95,004)	48,798	(168,116)	25,850	30,641	(104,059)	(27,757)

Net change in contract owners’ equity	353,947	137,349	105,198	(140,888)	104,396	19,441	590,747	302,887
Contract owners’ equity beginning of period	3,495,229	3,357,880	704,939	845,827	295,390	275,949	3,611,084	3,308,197

Contract owners’ equity end of period	$3,849,176	3,495,229	810,137	704,939	399,786	295,390	4,201,831	3,611,084

CHANGES IN UNITS:
Beginning units	192,578	198,100	45,703	57,213	28,854	25,950	215,301	218,846
Units purchased	21,318	31,484	10,516	6,730	8,439	8,087	18,297	37,460
Units redeemed	(29,745)	(37,006)	(7,494)	(18,240)	(5,777)	(5,183)	(25,445)	(41,005)

Ending units	184,151	192,578	48,725	45,703	31,516	28,854	208,153	215,301

	NSCIXA		NVTIV3		NIPSIS		NBGST
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(2,583)	(521)	1,873	1,872	8,604	-	(87,600)	(83,957)
Realized gain (loss) on investments	35,583	26,060	(13,711)	(35,953)	(8)	-	351,588	625,076
Change in unrealized gain (loss) on investments	(47,481)	26,419	62,846	28,071	(3,021)	-	(206,015)	94,820
Reinvested capital gains	70,871	32,566	-	4,391	-	-	926,884	411,436

Net increase (decrease) in contract owners’ equity resulting from operations	56,390	84,524	51,008	(1,619)	5,575	-	984,857	1,047,375

Equity transactions:
Purchase payments received from contract owners (note 3)	16,225	16,848	40,282	39,951	7,133	-	184,313	158,052
Transfers between funds	(18,777)	16,187	(2,077)	9,207	1,701,688	-	(262,017)	(170,733)
Redemptions (note 3)	(95,694)	(46,280)	(58,332)	(103,319)	(4,947)	-	(530,724)	(797,274)
Annuity benefits	(78)	-	-	-	-	-	(365)	-
Contract maintenance charges (note 2)	-	-	(451)	(437)	(127)	-	(2,601)	(2,894)
Contingent deferred sales charges (note 2)	(8)	(10)	(49)	-	-	-	(441)	(181)
Adjustments to maintain reserves	(158)	(33)	(23)	(12)	(10)	-	(739)	27

Net equity transactions	(98,490)	(13,288)	(20,650)	(54,610)	1,703,737	-	(612,574)	(813,003)

Net change in contract owners’ equity	(42,100)	71,236	30,358	(56,229)	1,709,312	-	372,283	234,372
Contract owners’ equity beginning of period	532,653	461,417	251,446	307,675	-	-	7,355,369	7,120,997

Contract owners’ equity end of period	$490,553	532,653	281,804	251,446	1,709,312	-	7,727,652	7,355,369

CHANGES IN UNITS:
Beginning units	21,570	22,349	17,854	21,806	-	-	150,005	169,278
Units purchased	752	2,798	3,050	5,377	172,811	-	4,776	16,815
Units redeemed	(4,628)	(3,577)	(4,378)	(9,329)	(2,437)	-	(16,818)	(36,088)

Ending units	17,694	21,570	16,526	17,854	170,374	-	137,963	150,005

	NBGF		NBGT		PF		NBPT
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(9,093)	(8,942)	(778)	(439)	(2,496)	(14,553)	(228)	97
Realized gain (loss) on investments	75,927	23,605	(1,620)	(3,343)	109,032	144,904	(646)	(2,711)
Change in unrealized gain (loss) on investments	131,150	(60,638)	21,370	(10,376)	7,924	365,497	6,962	20,061
Reinvested capital gains	83,251	139,939	17,813	25,734	176,031	73,131	9,472	5,886

Net increase (decrease) in contract owners’ equity resulting from operations	281,235	93,964	36,785	11,576	290,491	568,979	15,560	23,333

Equity transactions:
Purchase payments received from contract owners (note 3)	22,654	15,430	-	-	64,592	70,356	-	-
Transfers between funds	13	(27,161)	(169)	40	(5,707)	42,823	(24)	32,896
Redemptions (note 3)	(159,076)	(183,857)	(3,455)	(7,969)	(468,023)	(375,258)	(10,345)	(16,435)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,098)	(1,157)	-	-	(2,192)	(2,179)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(27)	(11)	-	-
Adjustments to maintain reserves	(11)	(15)	(58)	(8)	(69)	(41)	(30)	(31)

Net equity transactions	(137,518)	(196,760)	(3,682)	(7,937)	(411,426)	(264,310)	(10,399)	16,430

Net change in contract owners’ equity	143,717	(102,796)	33,103	3,639	(120,935)	304,669	5,161	39,763
Contract owners’ equity beginning of period	1,275,509	1,378,305	156,138	152,499	2,621,364	2,316,695	135,933	96,170

Contract owners’ equity end of period	$1,419,226	1,275,509	189,241	156,138	2,500,429	2,621,364	141,094	135,933

CHANGES IN UNITS:
Beginning units	35,051	40,821	8,235	8,668	48,012	53,703	6,564	5,871
Units purchased	569	480	10	10	1,655	4,856	-	1,619
Units redeemed	(4,062)	(6,250)	(170)	(443)	(8,751)	(10,547)	(488)	(926)

Ending units	31,558	35,051	8,075	8,235	40,916	48,012	6,076	6,564

	NLMB		NBSRT		OVGSS		OCAF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$255	(618)	(10,533)	(2,247)	(27,450)	(21,491)	(11,805)	(10,789)
Realized gain (loss) on investments	(1,224)	(2,769)	27,474	60,875	(9,834)	(140,457)	114,515	49,248
Change in unrealized gain (loss) on investments	(823)	2,007	127,597	(15,784)	1,433,536	(219,230)	33,793	(118,639)
Reinvested capital gains	-	-	75,719	84,205	-	295,931	84,036	38,641

Net increase (decrease) in contract owners’ equity resulting from operations	(1,792)	(1,380)	220,257	127,049	1,396,252	(85,247)	220,539	(41,539)

Equity transactions:
Purchase payments received from contract owners (note 3)	7,838	15,957	78,076	77,963	304,364	294,765	54,452	55,829
Transfers between funds	(2,898)	(88,281)	(33,418)	114,234	305,115	(180,731)	(13,393)	(6,218)
Redemptions (note 3)	(43,397)	(57,501)	(143,165)	(289,726)	(652,664)	(622,703)	(253,518)	(98,492)
Annuity benefits	-	-	-	-	(297)	-	-	-
Contract maintenance charges (note 2)	(395)	(426)	(639)	(673)	(2,385)	(2,448)	-	-
Contingent deferred sales charges (note 2)	-	-	(237)	(105)	(897)	(514)	(2,079)	(268)
Adjustments to maintain reserves	(6)	(4)	(22)	(12)	(528)	(55)	(50)	(50)

Net equity transactions	(38,858)	(130,255)	(99,405)	(98,319)	(47,292)	(511,686)	(214,588)	(49,199)

Net change in contract owners’ equity	(40,650)	(131,635)	120,852	28,730	1,348,960	(596,933)	5,951	(90,738)
Contract owners’ equity beginning of period	355,841	487,476	1,339,468	1,310,738	4,125,681	4,722,614	980,769	1,071,507

Contract owners’ equity end of period	$315,191	355,841	1,460,320	1,339,468	5,474,641	4,125,681	986,720	980,769

CHANGES IN UNITS:
Beginning units	24,214	32,995	59,715	63,610	404,756	456,661	80,925	85,139
Units purchased	555	1,503	3,986	10,075	55,320	34,458	5,121	5,139
Units redeemed	(3,200)	(10,284)	(8,105)	(13,970)	(61,332)	(86,363)	(20,528)	(9,353)

Ending units	21,569	24,214	55,596	59,715	398,744	404,756	65,518	80,925

	OGF		OSI		PMTRA		PUGOA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(24,753)	(20,299)	13,228	12,099	16,598	24,598	(460)	(111)
Realized gain (loss) on investments	74,855	19,016	(6,569)	(14,201)	(13,525)	(30,366)	2,165	(162)
Change in unrealized gain (loss) on investments	783,620	(63,381)	14,267	25,505	51,311	28,458	10,427	472
Reinvested capital gains	190,905	-	-	-	-	-	788	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,024,627	(64,664)	20,926	23,403	54,384	22,690	12,920	199

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	10,763	11,472	29,828	42,954	720	106
Transfers between funds	(4,712)	(135,318)	7,511	(17,104)	49,685	(93,417)	(92)	47,417
Redemptions (note 3)	(375,704)	(462,871)	(45,533)	(86,391)	(201,132)	(306,946)	(11,981)	(221)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,737)	(2,975)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(60)	-	(330)	(284)	(281)	(68)	-	-
Adjustments to maintain reserves	(58)	22	(28)	22	19	240	(20)	5

Net equity transactions	(383,271)	(601,142)	(27,617)	(92,285)	(121,881)	(357,237)	(11,373)	47,307

Net change in contract owners’ equity	641,356	(665,806)	(6,691)	(68,882)	(67,497)	(334,547)	1,547	47,506
Contract owners’ equity beginning of period	3,128,798	3,794,604	433,723	502,605	1,613,321	1,947,868	47,506	-

Contract owners’ equity end of period	$3,770,154	3,128,798	427,032	433,723	1,545,824	1,613,321	49,053	47,506

CHANGES IN UNITS:
Beginning units	69,088	80,907	20,954	25,507	81,775	99,941	4,597	-
Units purchased	-	-	1,551	703	4,305	2,778	144	5,996
Units redeemed	(7,117)	(11,819)	(2,855)	(5,256)	(10,386)	(20,944)	(1,072)	(1,399)

Ending units	61,971	69,088	19,650	20,954	75,694	81,775	3,669	4,597

	PUIGA		PBF		WRASCA		SACSA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(54)	73	1,107	1,485	(4,777)	(3,900)	(25,683)	(25,646)
Realized gain (loss) on investments	11	-	(6,883)	3,234	(6,260)	(4,774)	1,137	(62,216)
Change in unrealized gain (loss) on investments	1,177	(267)	124,543	(63,652)	28,743	27,366	118,150	250,850
Reinvested capital gains	-	-	5,329	55,155	61,076	16,187	211,941	73,738

Net increase (decrease) in contract owners’ equity resulting from operations	1,134	(194)	124,096	(3,778)	78,782	34,879	305,545	236,726

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	40,697	103,243	5,173	5,706	40,754	70,032
Transfers between funds	-	-	(7,760)	(336,489)	106,336	(35,410)	83,603	48,074
Redemptions (note 3)	-	-	(73,155)	(90,448)	(23,907)	(18,068)	(293,727)	(438,101)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(662)	(629)	-	-	(879)	(1,065)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(139)	(45)
Adjustments to maintain reserves	(7)	(2)	(29)	(15)	(11)	(4)	(15)	(28)

Net equity transactions	(7)	(2)	(40,909)	(324,338)	87,591	(47,776)	(170,403)	(321,133)

Net change in contract owners’ equity	1,127	(196)	83,187	(328,116)	166,373	(12,897)	135,142	(84,407)
Contract owners’ equity beginning of period	4,578	4,774	694,189	1,022,305	320,990	333,887	2,000,462	2,084,869

Contract owners’ equity end of period	$5,705	4,578	777,376	694,189	487,363	320,990	2,135,604	2,000,462

CHANGES IN UNITS:
Beginning units	265	265	25,408	37,097	9,896	11,537	183,270	214,900
Units purchased	-	-	1,389	3,875	3,597	204	11,577	22,791
Units redeemed	-	-	(2,720)	(15,564)	(1,188)	(1,845)	(26,260)	(54,421)

Ending units	265	265	24,077	25,408	12,305	9,896	168,587	183,270

	WFENAD		SGRA		WFLCCA		WFLGA
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,399)	(1,274)	(8,099)	(7,912)	(325)	(526)	(29,032)	(27,204)
Realized gain (loss) on investments	1,952	(5,021)	(9,764)	(93,198)	1,139	(3,604)	(1,993)	(22,530)
Change in unrealized gain (loss) on investments	12,918	2,860	23,293	(54,482)	17,271	7,284	183,064	(143,303)
Reinvested capital gains	11,258	4,174	186,851	107,826	1,458	-	447,930	106,625

Net increase (decrease) in contract owners’ equity resulting from operations	24,729	739	192,281	(47,766)	19,543	3,154	599,969	(86,412)

Equity transactions:
Purchase payments received from contract owners (note 3)	10,170	3,479	2,598	2,734	41,255	3,368	59,159	53,585
Transfers between funds	(796)	(461)	(17,225)	(309,605)	(1,956)	(23,418)	(67,425)	271
Redemptions (note 3)	(16,931)	(30,841)	(24,116)	(52,874)	(4,958)	(24,708)	(246,705)	(164,483)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(1,070)	(1,185)
Contingent deferred sales charges (note 2)	-	(143)	-	(297)	(8)	(115)	(65)	-
Adjustments to maintain reserves	(19)	(12)	(13)	(39)	(20)	(5)	(24)	(5)

Net equity transactions	(7,576)	(27,978)	(38,756)	(360,081)	34,313	(44,878)	(256,130)	(111,817)

Net change in contract owners’ equity	17,153	(27,239)	153,525	(407,847)	53,856	(41,724)	343,839	(198,229)
Contract owners’ equity beginning of period	94,264	121,503	598,535	1,006,382	80,912	122,636	2,052,282	2,250,511

Contract owners’ equity end of period	$111,417	94,264	752,060	598,535	134,768	80,912	2,396,121	2,052,282

CHANGES IN UNITS:
Beginning units	9,247	12,247	60,714	99,943	7,725	12,525	216,400	228,435
Units purchased	1,421	450	311	1,745	3,434	403	6,322	6,502
Units redeemed	(2,047)	(3,450)	(3,667)	(40,974)	(586)	(5,203)	(30,144)	(18,537)

Ending units	8,621	9,247	57,358	60,714	10,573	7,725	192,578	216,400

	WFAIVD		JF		JTF		PVF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(3,987)	13	4,592	(39,537)	(38,411)	(43,275)	-	(281)
Realized gain (loss) on investments	7,873	8,678	561,186	165,996	661,516	(727,585)	-	(7,257)
Change in unrealized gain (loss) on investments	36,100	(12,652)	(263,417)	(327,541)	320,335	888,344	-	7,197
Reinvested capital gains	48,463	40,982	115,179	171,066	330,343	174,591	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	88,449	37,021	417,540	(30,016)	1,273,783	292,075	-	(341)

Equity transactions:
Purchase payments received from contract owners (note 3)	20,285	24,834	18,100	82,940	98,661	296,009	-	570
Transfers between funds	(1,774)	(13,919)	(3,782,949)	(71,308)	(13,603,463)	(362,231)	-	(65,309)
Redemptions (note 3)	(80,512)	(151,907)	(91,755)	(394,076)	(798,870)	(2,058,289)	-	(8,016)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(641)	(759)	(1,380)	(3,855)	(4,668)	(12,770)	-	-
Contingent deferred sales charges (note 2)	(89)	(62)	-	(125)	-	(882)	-	(26)
Adjustments to maintain reserves	(15)	(22)	(9)	(64)	(49)	3	-	1

Net equity transactions	(62,746)	(141,835)	(3,857,993)	(386,488)	(14,308,389)	(2,138,160)	-	(72,780)

Net change in contract owners’ equity	25,703	(104,814)	(3,440,453)	(416,504)	(13,034,606)	(1,846,085)	-	(73,121)
Contract owners’ equity beginning of period	657,824	762,638	3,440,453	3,856,957	13,034,606	14,880,691	-	73,121

Contract owners’ equity end of period	$683,527	657,824	-	3,440,453	-	13,034,606	-	-

CHANGES IN UNITS:
Beginning units	48,317	59,399	137,438	152,297	270,720	312,178	-	3,394
Units purchased	1,414	2,673	562	4,796	1,700	11,207	-	85
Units redeemed	(5,827)	(13,755)	(138,000)	(19,655)	(272,420)	(52,665)	-	(3,479)

Ending units	43,904	48,317	-	137,438	-	270,720	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

ABERDEEN FUNDS
Aberdeen Small Cap Fund - Class A (PRSCA)
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
U.S. Equity Fund - Institutional Service Class (ADUES)
AMERICAN CENTURY INVESTORS, INC.
International Growth Fund - Class A (TCIGA)
International Growth Fund - Investor Class (TCIGR)
Growth Fund - Investor Class (TCG)
Income & Growth Fund - Class A (ACIGA)
Income & Growth Fund - Investor Class (IGF)
Short-Term Government Fund - Investor Class (BSTG)
Ultra(R) Fund - Investor Class (TCUL)
VP International Fund - Class II (ACVI2)
DELAWARE FUNDS BY MACQUARIE
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
DREYFUS CORPORATION
Appreciation Fund, Inc. (DAF)
Balanced Opportunity Fund - Class Z (DPBOZ)
Dreyfus S&P 500 Index Fund (DSPI)
Intermediate Term Income Fund - Class A (DPITIA)
Opportunistic Small Cap Fund (DROSC)
Third Century Fund, Inc. - Class Z (DTC)
FEDERATED INVESTORS
Bond Fund - Class F Shares (FBDF)
Equity Income Fund, Inc. - Class F Shares (FEQIF)
Federated High Yield Trust: Service Shares (FHYT)
Intermediate Corporate Bond Fund - Service Shares (FIIF)
FIDELITY INVESTMENTS
Capital & Income Fund (FCI)
Equity-Income Fund (FEI)
High Income Portfolio - Initial Class (FHIP)
Magellan(R) Fund (FMG)
Puritan Fund (FPR)
Advisor Balanced Fund - Class A (FABA)
Advisor Balanced Fund - Class T (FAB)
Advisor Equity Growth Fund - Class A (FAEGA)
Advisor Equity Income Fund - Class A (FAEIA)
Advisor Equity Income Fund - Class T (FAEI)
VIP Overseas Portfolio - Service Class 2 (FO2)
Advisor Growth Opportunities Fund - Class A (FAGOA)
Advisor Growth Opportunities Fund - Class T (FAGO)
Advisor High Income Advantage Fund - Class T (FAHY)
Advisor Overseas Fund - Class A (FAOA)
Asset Manager 50% (FAM)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Templeton Foreign Securities Fund - Class 2 (TIF2)
Balance Sheet Investment Fund - Class A (FRBSI)
Foreign Fund - Class A (TFF)
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
Small-Mid Cap Growth Fund - Class A (FSCG)

INVESCO INVESTMENTS

Real Estate Fund - Class A (AREA)

Small Cap Growth Fund - Investor Class (ASCGI)

Equity and Income Fund - Class A (VKEIA)

Growth and Income Fund - Class A (VKGIA)

Invesco Mid Cap Growth Fund - Class A (VKGA)

JANUS HENDERSON INVESTORS

Balanced Fund - Class S (JBS)

Forty Fund - Class T (JAFRT)

Overseas Fund - Class S (JOS)

Janus Research Fund - Class T (JMERC)

Global Research Fund - Class T (JWF)

Global Research Fund - Class S (JWS)

LAZARD FUNDS

U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Strategic Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Bond Fund - Institutional Service Class (NBF)

Bond Index Fund - Class A (NBIXA)

Nationwide Fund: Class A (NFA)

Nationwide Fund - Institutional Service Class (NF)

Nationwide Growth Fund - Institutional Class (NGF)

International Index Fund - Class A (NIIXA)

Investor Destinations Aggressive Fund - Service Class (IDAS)

Investor Destinations Conservative Fund - Service Class (IDCS)

Investor Destinations Moderate Fund - Service Class (IDMS)

Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)

Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)

Mid Cap Market Index Fund - Class A (NMCIXA)

Nationwide Government Money Market Fund - Investor Class (MMF)

Money Market Fund - Service Class (MMFR)

Nationwide Growth Fund - Class A (NGFA)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)*

NVIT Cardinal Conservative Fund - Class II (NVCCN2)*

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Money Market Fund - Class I (SAM)*

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

S&P 500 Index Fund - Service Class (NIXR)

Small Cap Index Fund - Class A (NSCIXA)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)

NEUBERGER & BERMAN MANAGEMENT, INC.

Genesis Fund - Trust Class (NBGST)

Guardian Fund - Investor Class (NBGF)

Guardian Fund - Trust Class (NBGT)

Large Cap Value Fund - Investor Class (PF)

Large Cap Value Fund - Trust Class (NBPT)

Short Duration Bond Fund - Investor Class (NLMB)

Socially Responsive Fund - Trust Class (NBSRT)

OPPENHEIMER FUNDS

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

Capital Appreciation Fund- Class A (OCAF)

Global Fund- Class A (OGF)

Global Strategic Income Fund - Class A (OSI)

PIMCO FUNDS

PIMCO Total Return Fund - Class A (PMTRA)

PUTNAM INVESTMENTS

Putnam Growth Opportunities Fund - Class A (PUGOA)

Putnam International Equity Fund - Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Balanced Fund: Class A (PBF)

WADDELL & REED, INC.

Advisors Small Cap Fund - Class A (WRASCA)

WELLS FARGO FUNDS

Advantage Funds(R) - Common Stock Fund - Class A (SACSA)

Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)

Advantage Funds(R) - Growth Fund - Class A (SGRA)

Advantage - Large Cap Core - Class A (WFLCCA)

Advantage Large Cap Growth Fund - Class A (WFLGA)

Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)

*	At December 31, 2017, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 2.55%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.70% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Maximum Guaranteed Lifetime Withdrawal Fee - assessed annually as a percentage of the benefit base through a redemption in unit values	1.20%
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Seven Year CDSC Option	0.25%
Five Year CDSC Option	0.10%
Reduced Purchase Payment Option	0.25% - 0.30%
Five-Year Reset Death Benefit Option	0.05%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2017.

	Total	PRSCA	ADGFIS	ADUES	TCIGA	TCIGR	TCG	ACIGA

0.95%	$87,005	$179	$-	$-	$-	$-	$332	$3,005
1.05%	3,825	-	-	-	-	-	-	716
1.10%	53,697	-	-	-	-	-	4,182	1,721
1.15%	28,561	-	-	-	-	-	-	271
1.20%	179,587	1,505	-	-	471	-	1,587	4,226
1.25%	26,564	746	-	-	46	-	146	1,196
1.30%	1,824,412	20,306	6,082	19,568	-	4,689	57,120	65
1.35%	46,811	20	-	-	-	-	387	1,212
1.40%	25,441	119	-	-	55	-	1,055	703
1.45%	132,502	786	-	-	123	-	3,448	1,991
1.50%	29,061	10	-	-	72	-	761	260
1.60%	843	-	-	-	-	-	-	-
1.65%	5,804	-	-	-	-	-	-	571
1.70%	5,314	-	-	-	-	-	-	-
1.75%	557	-	-	-	-	-	-	-
1.80%	388	-	-	-	-	-	-	-
1.85%	1	-	-	-	-	-	-	1
1.90%	1,238	-	-	-	-	-	-	244
2.05%	30	-	-	-	-	-	-	-

Totals	$2,451,641	$23,671	$6,082	$19,568	$767	$4,689	$69,018	$16,182

	IGF	BSTG	TCUL	ACVI2	DWHYOI	DAF	DPBOZ	DSPI

0.95%	$-	$917	$3,499	$116	$-	$1,904	$397	$-
1.05%	-	-	-	-	-	-	120	-
1.10%	-	81	5,543	308	-	582	-	-
1.15%	-	212	29	386	-	-	-	-
1.20%	-	548	6,064	1,354	-	6,127	650	-
1.25%	-	1	238	26	-	594	-	-
1.30%	47,332	8,041	75,309	10,836	10,114	20,739	8,756	166,800
1.35%	-	59	1,207	300	-	1,378	100	-
1.40%	-	82	139	285	-	54	105	-
1.45%	-	3,475	2,599	441	-	1,656	1,614	-
1.50%	-	137	470	23	-	889	4	-
1.60%	-	-	16	4	-	-	8	-
1.65%	-	80	-	19	-	86	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	16	-	-	-	11	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$47,332	$13,649	$95,113	$14,098	$10,114	$34,020	$11,754	$166,800

	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT	FIIF	FCI

0.95%	$-	$44	$435	$654	$-	$2,476	$247	$-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	4	3	-	222	-	-
1.15%	-	-	-	-	-	492	86	-
1.20%	-	359	427	1,283	119	3,148	1,333	-
1.25%	-	58	293	43	227	287	-	-
1.30%	16,734	-	4,545	17,726	-	14,679	-	3,016
1.35%	-	-	-	26	-	240	471	-
1.40%	-	92	-	-	-	334	228	-
1.45%	-	28	292	1,560	-	2,303	274	-
1.50%	-	1,173	-	-	-	645	445	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	390	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	16	-	115	-	-
2.05%	-	-	-	18	-	-	-	-

Totals	$16,734	$1,754	$5,996	$21,329	$346	$24,941	$3,474	$3,016

	FEI	FHIP	FMG	FPR	FABA	FAB	FAEGA	FAEIA

0.95%	$-	$-	$-	$-	$41	$-	$1,564	$2,266
1.05%	-	-	-	-	528	-	-	140
1.10%	-	-	-	-	-	-	1,216	590
1.15%	-	-	-	-	-	-	201	1,144
1.20%	-	-	-	-	168	-	2,830	5,334
1.25%	-	-	-	-	295	-	202	1,646
1.30%	71,186	37	87,036	80,525	-	21,851	-	-
1.35%	-	-	-	-	321	-	537	1,890
1.40%	-	-	-	-	12	-	218	1,076
1.45%	-	-	-	-	158	-	3,528	7,122
1.50%	-	-	-	-	11	-	669	1,257
1.60%	-	-	-	-	-	-	-	92
1.65%	-	-	-	-	-	-	433	312
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	41
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	230
2.05%	-	-	-	-	-	-	-	-

Totals	$71,186	$37	$87,036	$80,525	$1,534	$21,851	$11,398	$23,140

	FAEI	FO2	FAGOA	FAGO	FAHY	FAOA	FAM	TIF2

0.95%	$-	$387	$871	$-	$94	$-	$-	$464
1.05%	-	-	-	-	-	-	-	192
1.10%	-	138	137	-	4	-	-	672
1.15%	-	228	285	-	-	-	-	660
1.20%	-	2,588	3,391	-	1,164	-	-	2,497
1.25%	-	4	58	-	31	-	-	303
1.30%	22,270	19,385	-	32,023	5,270	-	17,639	17,354
1.35%	-	283	246	-	-	7	-	250
1.40%	-	192	429	-	-	-	-	1,036
1.45%	-	1,038	919	-	36	-	-	1,576
1.50%	-	64	286	-	-	-	-	530
1.60%	-	-	-	-	-	-	-	-
1.65%	-	28	-	-	-	-	-	33
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	8	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$22,270	$24,335	$6,622	$32,023	$6,607	$7	$17,639	$25,567

	FRBSI	TFF	TMSF	FSCG	AREA	ASCGI	VKEIA	VKGIA

0.95%	$1,691	$756	$4,016	$2,347	$1,050	$599	$26	$1,628
1.05%	-	72	525	336	-	-	-	-
1.10%	201	237	1,073	497	117	1	65	803
1.15%	729	-	1,032	75	1,222	-	-	806
1.20%	4,923	533	5,428	3,027	1,331	1,979	384	3,678
1.25%	483	4	989	1,049	370	249	12	275
1.30%	44	8,162	28,543	-	48	77	-	65
1.35%	1,171	132	1,615	262	458	100	4,892	793
1.40%	1,397	6	477	1,484	720	-	-	1,361
1.45%	5,544	463	3,598	2,045	3,222	777	292	2,719
1.50%	217	4	1,421	1,112	36	116	-	277
1.60%	4	-	366	36	12	19	-	5
1.65%	285	60	319	364	77	56	-	26
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	41	51	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	116	-	14	-	-	-
2.05%	-	-	-	-	-	-	4	-

Totals	$16,689	$10,429	$49,559	$12,685	$8,677	$3,973	$5,675	$12,436

	VKGA	JBS	JAFRT	JOS	JMERC	JWF	JWS	LSC

0.95%	$2,484	$1,891	$973	$165	$682	$-	$587	$476
1.05%	54	-	-	-	-	-	-	-
1.10%	2,590	-	786	-	255	58	-	1
1.15%	99	4,448	-	-	81	-	-	-
1.20%	3,096	3,410	4,168	141	1,197	33	1,270	53
1.25%	564	630	938	-	222	280	203	63
1.30%	37,750	-	114,758	-	30,280	21,509	-	38,655
1.35%	776	532	222	150	177	-	391	-
1.40%	418	640	446	-	50	-	51	-
1.45%	2,460	1,553	1,149	50	357	83	876	454
1.50%	406	399	208	192	56	-	4	-
1.60%	15	-	49	-	-	-	-	-
1.65%	1	-	95	-	36	-	80	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	1	-	7	-	-	93
2.05%	-	-	-	-	-	-	-	-

Totals	$50,713	$13,503	$123,793	$698	$33,400	$21,963	$3,462	$39,795

	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF	NIIXA

0.95%	$-	$223	$1,113	$288	$294	$1,402	$171	$-
1.05%	-	142	-	-	-	218	-	-
1.10%	-	-	24	1,292	-	135	-	31
1.15%	-	-	319	59	432	1,195	-	-
1.20%	-	82	490	1,130	1,234	1,991	58	-
1.25%	-	76	-	42	384	41	-	1
1.30%	13,890	18,227	67	8,517	31,104	13,081	2,641	-
1.35%	-	-	76	295	164	293	1	1
1.40%	-	-	81	13	31	199	-	-
1.45%	-	1,374	2,721	1,154	1,293	2,001	4	7
1.50%	-	-	197	162	44	1	-	-
1.60%	-	-	-	19	-	-	-	-
1.65%	-	-	-	-	24	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	15	-	-	-	35	-	-
2.05%	-	4	-	-	-	-	-	-

Totals	$13,890	$20,143	$5,088	$12,971	$35,004	$20,592	$2,875	$40

	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR

0.95%	$1,133	$2,269	$3,302	$6,376	$674	$2,061	$-	$4,427
1.05%	-	-	-	-	-	-	-	-
1.10%	133	-	2,466	-	639	306	-	5,910
1.15%	289	131	2,010	266	728	776	-	690
1.20%	4,749	1,870	11,990	11,295	1,739	2,604	-	8,286
1.25%	1,534	38	1,429	158	905	27	-	1,020
1.30%	-	-	80	-	-	-	68,502	167
1.35%	1,864	667	3,126	6,819	1,418	689	-	1,064
1.40%	1,559	-	235	696	167	1,179	-	1,018
1.45%	3,531	1,468	11,639	8,707	1,482	1,825	-	4,511
1.50%	1,119	73	832	3,824	57	1,263	-	1,788
1.60%	18	-	-	15	13	-	-	11
1.65%	-	-	615	197	-	138	-	-
1.70%	-	-	4,613	-	-	-	-	701
1.75%	-	-	541	-	-	-	-	16
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	54	56	-	-	-	60
2.05%	-	-	-	-	-	-	-	-

Totals	$15,929	$6,516	$42,932	$38,409	$7,822	$10,868	$68,502	$29,669

	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR

0.95%	$416	$-	$-	$60	$-	$-	$-	$2,747
1.05%	-	-	-	-	-	-	-	-
1.10%	249	-	-	491	-	-	-	1,678
1.15%	-	-	-	93	-	-	121	1,023
1.20%	513	-	-	1,179	-	-	5	6,798
1.25%	267	-	-	56	-	-	-	1,835
1.30%	5,434	18,751	12,614	34,183	46,827	9,763	4,788	27,176
1.35%	164	-	-	58	-	-	-	1,713
1.40%	50	-	-	-	-	-	-	209
1.45%	593	-	-	161	-	-	-	3,143
1.50%	-	-	-	-	-	-	-	2,378
1.60%	-	-	-	-	-	-	-	24
1.65%	-	-	-	-	-	-	-	53
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	125
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	4

Totals	$7,686	$18,751	$12,614	$36,281	$46,827	$9,763	$4,914	$48,906

	NSCIXA	NVTIV3	NIPSIS	NBGST	NBGF	NBGT	PF	NBPT

0.95%	$786	$-	$115	$3,925	$-	$376	$-	$331
1.05%	-	-	18	-	-	-	-	-
1.10%	313	96	3	5,828	-	194	-	4
1.15%	79	43	99	665	-	-	-	-
1.20%	1,843	-	171	11,177	-	899	-	624
1.25%	322	-	3	1,632	-	-	-	122
1.30%	-	3,250	1,043	61,168	17,280	-	33,415	-
1.35%	583	-	27	2,168	-	54	-	-
1.40%	466	76	15	1,588	-	14	-	-
1.45%	1,331	-	161	4,000	-	521	-	604
1.50%	234	-	-	1,347	-	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	79	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	3	1	-	-	-	1
2.05%	-	-	-	-	-	-	-	-

Totals	$6,036	$3,465	$1,658	$93,499	$17,280	$2,058	$33,415	$1,686

	NLMB	NBSRT	OVGSS	OCAF	OGF	OSI	PMTRA	PUGOA

0.95%	$-	$1,010	$2,297	$1,454	$2,413	$468	$2,168	$114
1.05%	-	-	-	516	149	-	-	-
1.10%	-	6,249	540	1,377	1,785	179	705	-
1.15%	-	510	597	340	-	157	5,202	-
1.20%	-	1,063	4,689	4,314	1,338	2,019	4,039	298
1.25%	-	19	428	377	509	590	590	-
1.30%	4,417	6,446	45,099	-	36,364	61	-	-
1.35%	-	62	1,193	489	242	683	1,341	34
1.40%	-	49	901	546	194	465	849	-
1.45%	-	923	4,527	1,004	1,142	783	3,491	113
1.50%	-	337	1,156	855	238	3	332	24
1.60%	-	-	13	19	19	26	7	-
1.65%	-	-	69	598	1	-	621	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	40	-	-	90	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	42	-	83	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$4,417	$16,668	$61,551	$11,929	$44,477	$5,434	$19,435	$583

	PUIGA	PBF	WRASCA	SACSA	WFENAD	SGRA	WFLCCA	WFLGA

0.95%	$-	$-	$555	$1,212	$133	$2,512	$124	$-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	207	36	1	146	136	-
1.15%	-	-	54	-	29	133	-	-
1.20%	-	-	2,100	2,627	138	1,733	305	-
1.25%	-	-	265	336	-	266	-	-
1.30%	-	9,827	-	18,531	-	-	-	29,032
1.35%	-	-	51	70	43	450	128	-
1.40%	-	-	633	56	162	452	50	-
1.45%	72	-	847	2,348	850	2,407	467	-
1.50%	1	-	53	455	43	-	-	-
1.60%	-	-	12	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	12	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

Totals	$73	$9,827	$4,777	$25,683	$1,399	$8,099	$1,210	$29,032

	WFAIVD	JF	JTF

0.95%	$-	$305	$488
1.05%	-	99	-
1.10%	-	112	345
1.15%	-	35	-
1.20%	-	540	1,833
1.25%	-	109	412
1.30%	8,542	13,848	53,353
1.35%	-	77	99
1.40%	-	22	202
1.45%	-	156	532
1.50%	-	2	89
1.60%	-	-	21
1.65%	-	15	43
1.70%	-	-	-
1.75%	-	-	-
1.80%	-	-	-
1.85%	-	-	-
1.90%	-	4	1
2.05%	-	-	-

Totals	$8,542	$15,324	$57,418

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $1,179,675 and $524,600, respectively, and total transfers from the Separate Account to the fixed account were $2,366,085 and $2,054,641, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $0 and $20,667 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and December 31, 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$197,413,237	$-	$-	$197,413,237

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
Aberdeen Small Cap Fund - Class A (PRSCA)	$99,837	$451,069
Global Fixed Income Fund - Institutional Service Class (ADGFIS)	25,431	106,752
U.S. Equity Fund - Institutional Service Class (ADUES)	193,262	204,877
International Growth Fund - Class A (TCIGA)	3,205	1,501
International Growth Fund - Investor Class (TCIGR)	17,698	71,094
Growth Fund - Investor Class (TCG)	581,532	469,668
Income & Growth Fund - Class A (ACIGA)	132,644	384,674
Income & Growth Fund - Investor Class (IGF)	491,831	525,591
Short-Term Government Fund - Investor Class (BSTG)	50,967	133,249
Ultra(R) Fund - Investor Class (TCUL)	923,919	1,304,257
VP International Fund - Class II (ACVI2)	85,690	191,242
High-Yield Opportunities Fund - Institutional Class (DWHYOI)	110,322	145,905
Appreciation Fund, Inc. (DAF)	474,493	533,409
Balanced Opportunity Fund - Class Z (DPBOZ)	71,092	207,809
Dreyfus S&P 500 Index Fund (DSPI)	1,820,673	1,344,520
Intermediate Term Income Fund - Class A (DPITIA)	83,673	198,261
Opportunistic Small Cap Fund (DROSC)	43,496	21,431
Third Century Fund, Inc. - Class Z (DTC)	99,698	151,628
Bond Fund - Class F Shares (FBDF)	148,876	199,607
Equity Income Fund, Inc. - Class F Shares (FEQIF)	35,057	34,254
Federated High Yield Trust: Service Shares (FHYT)	256,788	887,373
Intermediate Corporate Bond Fund - Service Shares (FIIF)	30,833	53,825
Capital & Income Fund (FCI)	11,797	70,085
Equity-Income Fund (FEI)	475,717	690,679
High Income Portfolio - Initial Class (FHIP)	157	43
Magellan(R) Fund (FMG)	720,278	873,663
Puritan Fund (FPR)	636,568	1,171,599
Advisor Balanced Fund - Class A (FABA)	8,422	4,416
Advisor Balanced Fund - Class T (FAB)	229,665	1,141,404
Advisor Equity Growth Fund - Class A (FAEGA)	145,168	47,246
Advisor Equity Income Fund - Class A (FAEIA)	322,812	405,728
Advisor Equity Income Fund - Class T (FAEI)	269,634	241,649
VIP Overseas Portfolio - Service Class 2 (FO2)	263,216	119,642
Advisor Growth Opportunities Fund - Class A (FAGOA)	70,545	8,523
Advisor Growth Opportunities Fund - Class T (FAGO)	637,909	291,366
Advisor High Income Advantage Fund - Class T (FAHY)	58,231	69,840
Advisor Overseas Fund - Class A (FAOA)	33	19
Asset Manager 50% (FAM)	211,236	234,370
Templeton Foreign Securities Fund - Class 2 (TIF2)	165,032	383,474
Balance Sheet Investment Fund - Class A (FRBSI)	117,066	203,507
Foreign Fund - Class A (TFF)	11,375	112,923
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)	351,748	775,716
Small-Mid Cap Growth Fund - Class A (FSCG)	94,363	276,690
Real Estate Fund - Class A (AREA)	80,820	88,292
Small Cap Growth Fund - Investor Class (ASCGI)	34,582	30,042
Equity and Income Fund - Class A (VKEIA)	74,860	56,612
Growth and Income Fund - Class A (VKGIA)	147,914	151,822
Invesco Mid Cap Growth Fund - Class A (VKGA)	423,312	495,327
Balanced Fund - Class S (JBS)	134,476	174,545
Forty Fund - Class T (JAFRT)	15,274,657	989,499
Overseas Fund - Class S (JOS)	3,284	5,375
Janus Research Fund - Class T (JMERC)	4,000,002	319,214
Global Research Fund - Class T (JWF)	11,595	207,310
Global Research Fund - Class S (JWS)	29,694	50,326
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)	559,846	297,325
MFS Strategic Income Fund - Class A (MSI)	492,708	117,094
Bond Fund - Institutional Service Class (NBF)	108,073	192,371
Bond Index Fund - Class A (NBIXA)	24,137	298,577
Nationwide Fund: Class A (NFA)	98,170	132,782
Nationwide Fund - Institutional Service Class (NF)	297,451	431,120
Government Bond Fund - Institutional Service Class (obsolete) (NGBF)	163,572	1,949,548
Nationwide Growth Fund - Institutional Class (NGF)	22,432	44,860
International Index Fund - Class A (NIIXA)	252	63
Investor Destinations Aggressive Fund - Service Class (IDAS)	199,259	279,133
Investor Destinations Conservative Fund - Service Class (IDCS)	83,082	108,404
Investor Destinations Moderate Fund - Service Class (IDMS)	319,269	685,516
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)	422,352	473,878
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)	78,303	206,067
Mid Cap Market Index Fund - Class A (NMCIXA)	154,952	123,252
Nationwide Government Money Market Fund - Investor Class (MMF)	710,807	1,291,870
Money Market Fund - Service Class (MMFR)	236,515	932,491
Nationwide Growth Fund - Class A (NGFA)	111,849	103,221
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	438,307	238,738
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	97,949	82,708
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	572,934	351,015
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	582,778	495,326
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	169,761	83,940
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	90,261	65,479
S&P 500 Index Fund - Service Class (NIXR)	513,570	406,324
Small Cap Index Fund - Class A (NSCIXA)	89,964	120,193
Templeton NVIT International Value Fund - Class III (NVTIV3)	43,421	62,218
Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)	1,734,134	21,700
Genesis Fund - Trust Class (NBGST)	1,046,717	819,927
Guardian Fund - Investor Class (NBGF)	107,233	170,621
Guardian Fund - Trust Class (NBGT)	19,280	5,913
Large Cap Value Fund - Investor Class (PF)	266,883	504,837
Large Cap Value Fund - Trust Class (NBPT)	10,931	12,121
Short Duration Bond Fund - Investor Class (NLMB)	10,909	49,533
Socially Responsive Fund - Trust Class (NBSRT)	143,621	177,935
Oppenheimer Variable Account Funds -Oppenheimer Global Fund/VA: Service Shares (OVGSS)	505,880	580,696
Capital Appreciation Fund- Class A (OCAF)	131,619	273,989
Global Fund - Class A (OGF)	210,629	427,783
Global Strategic Income Fund - Class A (OSI)	46,988	61,401
PIMCO Total Return Fund - Class A (PMTRA)	105,469	210,840
Putnam Growth Opportunities Fund - Class A (PUGOA)	2,445	13,508
Putnam International Equity Fund - Class A (PUIGA)	18	87
Virtus Balanced Fund: Class A (PBF)	47,352	81,834
Advisors Small Cap Fund - Class A (WRASCA)	190,260	46,398
Advantage Funds(R) - Common Stock Fund - Class A (SACSA)	328,221	312,413
Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)	27,586	25,315
Advantage Funds(R) - Growth Fund - Class A (SGRA)	188,473	48,502
Advantage - Large Cap Core - Class A (WFLCCA)	42,883	7,442
Advantage Large Cap Growth Fund - Class A (WFLGA)	497,601	334,828
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)	64,209	82,499
Class T (obsolete) (JF)	143,346	3,881,620
Twenty Fund: Class T (obsolete) (JTF)	369,376	14,385,855

	$43,721,222	$49,424,052

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Aberdeen Small Cap Fund - Class A (PRSCA)
2017	0.95%	to	1.50%	37,216	$44.29	to	$40.14	$1,853,224	0.00%	9.98%	to	9.37%
2016	0.95%	to	1.50%	44,273	40.27	to	36.70	2,019,370	0.00%	22.10%	to	21.42%
2015	0.95%	to	1.50%	63,911	32.98	to	30.23	2,284,863	0.00%	7.26%	to	6.67%
2014	0.95%	to	1.50%	47,699	30.75	to	28.34	1,646,462	0.00%	5.72%	to	5.13%
2013	0.95%	to	1.50%	50,050	29.09	to	26.95	1,637,389	0.00%	40.80%	to	40.02%
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
2017			1.30%	38,123			11.12	423,751	0.00%			0.30%
2016			1.30%	45,021			11.08	498,906	0.00%			9.20%
2015			1.30%	40,275			10.15	408,704	0.32%			-5.94%
2014			1.30%	45,516			10.79	491,057	2.16%			-2.76%
2013			1.30%	50,873			11.10	564,456	1.28%			-4.33%
U.S. Equity Fund - Institutional Service Class (ADUES)
2017			1.30%	76,645			20.54	1,574,206	0.44%			19.39%
2016			1.30%	84,286			17.20	1,449,982	0.27%			9.46%
2015			1.30%	87,681			15.72	1,378,070	0.92%			-5.01%
2014			1.30%	100,216			16.55	1,658,192	1.03%			6.55%
2013			1.30%	111,074			15.53	1,724,931	1.07%			25.99%
International Growth Fund - Class A (TCIGA)
2017	1.10%	to	1.50%	5,455	12.71	to	11.83	67,163	0.71%	29.29%	to	28.77%
2016	0.95%	to	1.50%	5,517	10.08	to	9.19	52,633	0.22%	-6.94%	to	-7.45%
2015	0.95%	to	1.50%	5,866	10.83	to	9.93	60,280	0.27%	-0.57%	to	-1.13%
2014	0.95%	to	1.50%	7,021	10.90	to	10.04	73,087	0.69%	-6.43%	to	-6.95%
2013	0.95%	to	1.50%	9,349	11.64	to	10.79	105,277	0.97%	21.40%	to	20.72%
International Growth Fund - Investor Class (TCIGR)
2017			1.30%	9,496			36.95	350,919	0.88%			29.34%
2016			1.30%	11,403			28.57	325,813	0.45%			-7.00%
2015			1.30%	12,950			30.72	397,870	0.44%			-0.73%
2014			1.30%	15,665			30.95	484,804	0.98%			-6.57%
2013			1.30%	16,745			33.13	554,689	1.49%			21.35%
Growth Fund - Investor Class (TCG)
2017	0.95%	to	1.50%	85,239	17.17	to	15.56	5,690,181	0.17%	28.86%	to	28.14%
2016	0.95%	to	1.50%	90,504	13.32	to	12.14	4,732,920	0.56%	3.17%	to	2.59%
2015	0.95%	to	1.50%	95,491	12.91	to	11.83	5,313,217	0.32%	3.57%	to	2.99%
2014	0.95%	to	1.50%	108,782	12.47	to	11.49	5,723,007	0.27%	10.17%	to	9.56%
2013	0.95%	to	1.50%	134,560	11.32	to	10.49	6,073,758	0.36%	28.14%	to	27.43%
Income & Growth Fund - Class A (ACIGA)
2017	0.95%	to	1.90%	74,206	19.74	to	16.65	1,400,651	2.06%	19.15%	to	18.01%
2016	0.95%	to	1.90%	94,876	16.56	to	14.11	1,514,365	2.10%	12.23%	to	11.15%
2015	0.95%	to	1.90%	107,376	14.76	to	12.69	1,526,225	1.91%	-6.80%	to	-7.69%
2014	0.95%	to	1.90%	114,739	15.84	to	13.75	1,755,481	1.82%	11.15%	to	10.09%
2013	0.95%	to	1.90%	126,524	14.25	to	12.49	1,745,830	1.98%	34.09%	to	32.81%
Income & Growth Fund - Investor Class (IGF)
2017			1.30%	96,144			39.35	3,783,285	2.40%			19.06%
2016			1.30%	105,004			33.05	3,470,406	2.37%			12.09%
2015			1.30%	106,114			29.48	3,128,684	2.16%			-6.89%
2014			1.30%	108,068			31.67	3,422,213	2.09%			11.05%
2013			1.30%	115,075			28.52	3,281,439	2.29%			33.96%
Short-Term Government Fund - Investor Class (BSTG)
2017	0.95%	to	1.90%	55,752	13.08	to	11.04	1,016,116	1.04%	-0.74%	to	-1.69%
2016	0.95%	to	1.90%	58,445	13.18	to	11.23	1,106,816	0.62%	-0.54%	to	-1.49%
2015	0.95%	to	1.90%	63,426	13.25	to	11.40	1,192,599	0.53%	-0.84%	to	-1.79%
2014	0.95%	to	1.90%	74,772	13.36	to	11.60	1,422,021	0.43%	-0.63%	to	-1.58%
2013	0.95%	to	1.90%	77,831	13.45	to	11.79	1,508,883	0.21%	-1.35%	to	-2.30%
Ultra(R) Fund - Investor Class (TCUL)
2017	0.95%	to	1.65%	228,414	17.50	to	15.44	7,958,662	0.16%	30.65%	to	29.73%
2016	0.95%	to	1.65%	252,800	13.40	to	11.90	6,735,832	0.27%	3.39%	to	2.66%
2015	0.95%	to	1.65%	262,570	12.96	to	11.59	7,089,191	0.22%	5.15%	to	4.40%
2014	0.95%	to	1.65%	265,770	12.32	to	11.10	7,044,948	0.32%	8.87%	to	8.10%
2013	0.95%	to	1.65%	292,723	11.32	to	10.27	7,193,793	0.32%	35.61%	to	34.66%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP International Fund - Class II (ACVI2)
2017	0.95%	to	1.65%	102,279	$11.24	to	$11.03	$1,138,808	0.77%	29.70%	to	28.78%
2016	0.95%	to	1.65%	111,506	8.66	to	8.56	960,598	0.93%	-6.45%	to	-7.11%
2015	0.95%	to	1.65%	118,995	9.26	to	9.22	1,099,419	0.00%	-7.40%	to	-7.84%	****
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
2017			1.30%	36,769			20.95	770,131	5.47%			5.89%
2016			1.30%	40,079			19.78	792,791	5.85%			12.01%
2015			1.30%	45,923			17.66	810,966	6.20%			-7.74%
2014			1.30%	47,405			19.14	907,332	5.78%			-1.77%
2013			1.30%	51,699			19.49	1,007,394	6.65%			7.67%
Appreciation Fund, Inc. (DAF)
2017	0.95%	to	1.90%	120,151	20.05	to	16.92	2,737,977	1.18%	25.44%	to	24.24%
2016	0.95%	to	1.90%	141,580	15.99	to	13.61	2,582,813	1.46%	6.22%	to	5.20%
2015	0.95%	to	1.90%	149,963	15.05	to	12.94	2,586,803	1.66%	-3.44%	to	-4.37%
2014	0.95%	to	1.90%	162,046	15.59	to	13.53	2,912,278	1.65%	7.24%	to	6.21%
2013	0.95%	to	1.90%	178,829	14.53	to	12.74	3,000,290	1.74%	20.30%	to	19.14%
Balanced Opportunity Fund - Class Z (DPBOZ)
2017	0.95%	to	1.60%	49,698	18.08	to	16.59	858,446	0.99%	10.66%	to	9.94%
2016	0.95%	to	1.60%	59,877	16.34	to	15.09	937,832	1.44%	9.13%	to	8.42%
2015	0.95%	to	1.60%	51,166	14.97	to	13.92	737,117	1.02%	-1.33%	to	-1.98%
2014	0.95%	to	1.60%	54,674	15.17	to	14.20	801,868	0.99%	6.57%	to	5.87%
2013	0.95%	to	1.60%	61,290	14.23	to	13.41	848,406	0.99%	20.01%	to	19.22%
Dreyfus S&P 500 Index Fund (DSPI)
2017			1.30%	210,963			64.37	13,579,094	1.56%			19.68%
2016			1.30%	219,191			53.78	11,788,858	1.74%			9.90%
2015			1.30%	236,442			48.94	11,570,609	1.60%			-0.40%
2014			1.30%	252,626			49.13	12,412,242	1.56%			11.68%
2013			1.30%	267,603			44.00	11,773,528	1.64%			30.05%
Intermediate Term Income Fund - Class A (DPITIA)
2017			1.30%	94,604			13.07	1,236,290	2.38%			2.87%
2016			1.30%	105,338			12.70	1,338,134	2.02%			0.50%
2015			1.30%	117,563			12.64	1,485,976	2.22%			-2.73%
2014			1.30%	133,452			12.99	1,734,129	1.95%			3.41%
2013			1.30%	107,842			12.57	1,355,191	2.36%			-2.59%
Opportunistic Small Cap Fund (DROSC)
2017	0.95%	to	1.50%	5,806	25.66	to	24.81	144,922	0.00%	23.01%	to	22.33%
2016	0.95%	to	1.50%	5,445	20.86	to	20.28	111,087	0.00%	15.38%	to	14.74%
2015	0.95%	to	1.50%	6,249	18.08	to	17.68	111,298	0.33%	-3.63%	to	-4.17%
2014	0.95%	to	1.50%	6,952	18.77	to	18.45	128,968	0.00%	0.05%	to	-0.50%
2013	0.95%	to	1.50%	6,750	18.76	to	18.54	125,788	0.00%	46.38%	to	45.57%
Third Century Fund, Inc. - Class Z (DTC)
2017	0.95%	to	1.45%	17,526	13.46	to	12.31	442,537	0.87%	14.07%	to	13.50%
2016	0.95%	to	1.45%	21,203	11.80	to	10.84	519,557	0.97%	9.03%	to	8.48%
2015	0.95%	to	1.45%	24,200	10.82	to	10.00	576,897	0.81%	-4.12%	to	-4.60%
2014	0.95%	to	1.45%	31,270	11.29	to	10.48	851,123	0.98%	12.07%	to	11.51%
2013	0.95%	to	1.45%	28,649	10.07	to	9.40	650,096	1.21%	32.81%	to	32.14%
Bond Fund - Class F Shares (FBDF)
2017	0.95%	to	2.05%	64,641	24.63	to	20.22	1,626,308	3.80%	5.61%	to	4.44%
2016	0.95%	to	2.05%	68,476	23.32	to	19.36	1,635,121	4.06%	7.21%	to	6.03%
2015	0.95%	to	2.05%	72,232	21.75	to	18.26	1,614,536	4.21%	-2.91%	to	-3.99%
2014	0.95%	to	2.05%	77,607	22.40	to	19.02	1,792,897	4.18%	4.76%	to	3.59%
2013	0.95%	to	2.05%	88,730	21.39	to	18.36	1,963,068	4.42%	-0.17%	to	-1.28%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2017	1.20%	to	1.25%	1,838	$16.45	to	$16.31	$30,082	1.83%	14.43%	to	14.37%
2016	1.20%	to	1.25%	1,838	14.38	to	14.26	26,297	2.06%	7.91%	to	7.86%
2015	1.20%	to	1.45%	2,479	13.32	to	12.82	32,678	1.77%	-6.79%	to	-7.02%
2014	1.20%	to	1.45%	2,459	14.29	to	13.79	34,787	1.47%	6.34%	to	6.07%
2013	0.95%	to	1.45%	4,171	13.90	to	13.00	56,170	1.41%	30.07%	to	29.41%
Federated High Yield Trust: Service Shares (FHYT)
2017	0.95%	to	1.90%	70,919	27.45	to	23.15	1,796,306	4.64%	6.42%	to	5.40%
2016	0.95%	to	1.90%	97,140	25.79	to	21.96	2,371,595	4.96%	13.39%	to	12.30%
2015	0.95%	to	1.90%	84,526	22.75	to	19.56	1,788,776	4.94%	-4.50%	to	-5.41%
2014	0.95%	to	1.90%	138,496	23.82	to	20.68	3,162,569	4.86%	3.06%	to	2.07%
2013	0.95%	to	1.90%	165,948	23.11	to	20.26	3,677,026	5.23%	11.12%	to	10.05%
Intermediate Corporate Bond Fund - Service Shares (FIIF)
2017	0.95%	to	1.90%	14,555	18.70	to	15.84	255,459	2.83%	3.06%	to	2.08%
2016	0.95%	to	1.90%	16,228	18.14	to	15.51	278,392	2.99%	2.67%	to	1.69%
2015	0.95%	to	1.90%	17,742	17.67	to	15.26	297,152	3.38%	-1.26%	to	-2.21%
2014	0.95%	to	1.90%	46,777	17.90	to	15.60	821,606	3.56%	3.05%	to	2.06%
2013	0.95%	to	1.90%	25,007	17.37	to	15.29	416,260	3.86%	0.00%	to	-0.96%
Capital & Income Fund (FCI)
2017			1.30%	1,359			158.42	215,286	4.05%			10.20%
2016			1.30%	1,801			143.76	258,909	4.24%			9.30%
2015			1.30%	2,126			131.53	279,629	4.11%			-2.21%
2014			1.30%	2,534			134.50	340,824	4.19%			4.76%
2013			1.30%	2,945			128.39	378,121	4.89%			8.28%
Equity-Income Fund (FEI)
2017			1.30%	31,047			180.96	5,618,364	2.02%			11.89%
2016			1.30%	34,104			161.73	5,515,808	2.50%			15.86%
2015			1.30%	40,068			139.59	5,593,199	3.52%			-4.78%
2014			1.30%	41,708			146.60	6,114,347	2.60%			7.27%
2013			1.30%	45,454			136.67	6,212,069	2.36%			26.03%
High Income Portfolio - Initial Class (FHIP)
2017			1.30%	69			43.21	2,982	5.37%			5.55%
2016			1.30%	69			40.94	2,825	5.49%			13.12%
2015			1.30%	69			36.19	2,497	6.61%			-4.88%
2014			1.30%	69			38.05	2,625	5.78%			-0.16%
2013			1.30%	69			38.11	2,630	3.24%			4.57%
Magellan(R) Fund (FMG)
2017			1.30%	124,033			56.60	7,020,822	0.80%			24.88%
2016			1.30%	138,345			45.33	6,271,015	0.56%			3.88%
2015			1.30%	172,996			43.64	7,549,066	0.56%			2.70%
2014			1.30%	188,529			42.49	8,010,407	0.74%			12.59%
2013			1.30%	202,330			37.74	7,635,248	0.77%			33.54%
Puritan Fund (FPR)
2017			1.30%	103,573			60.57	6,273,225	1.38%			17.21%
2016			1.30%	116,266			51.68	6,008,264	1.76%			3.67%
2015			1.30%	118,299			49.85	5,897,022	2.11%			0.45%
2014			1.30%	120,282			49.63	5,969,069	1.61%			9.31%
2013			1.30%	129,234			45.40	5,867,321	1.60%			18.77%
Advisor Balanced Fund - Class A (FABA)
2017	0.95%	to	1.50%	6,759	21.05	to	19.08	136,156	1.24%	14.99%	to	14.35%
2016	0.95%	to	1.50%	6,912	18.30	to	16.68	121,388	1.19%	5.91%	to	5.33%
2015	0.95%	to	1.50%	5,141	17.28	to	15.84	84,728	1.05%	-0.92%	to	-1.47%
2014	0.95%	to	1.50%	7,647	17.44	to	16.08	127,980	1.12%	8.79%	to	8.18%
2013	0.95%	to	1.50%	7,548	16.03	to	14.86	116,485	1.04%	19.06%	to	18.40%
Advisor Balanced Fund - Class T (FAB)
2017			1.30%	36,522			28.74	1,049,605	0.88%			14.28%
2016			1.30%	71,592			25.15	1,800,335	0.98%			5.32%
2015			1.30%	70,241			23.88	1,677,086	0.87%			-1.53%
2014			1.30%	76,575			24.25	1,856,690	0.87%			8.16%
2013			1.30%	66,146			22.42	1,482,843	0.87%			18.39%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advisor Equity Growth Fund - Class A (FAEGA)
2017	0.95%	to	1.65%	63,200	$17.03	to	$15.07	$1,020,992	0.00%	33.57%	to	32.63%
2016	0.95%	to	1.65%	63,534	12.75	to	11.37	771,145	0.00%	-0.66%	to	-1.36%
2015	0.95%	to	1.65%	69,961	12.84	to	11.52	858,254	0.00%	5.73%	to	4.98%
2014	0.95%	to	1.65%	68,164	12.14	to	10.98	792,514	0.00%	9.85%	to	9.07%
2013	0.95%	to	1.65%	73,519	11.05	to	10.06	781,979	0.00%	34.35%	to	33.40%
Advisor Equity Income Fund - Class A (FAEIA)
2017	0.95%	to	1.90%	78,326	25.01	to	21.10	1,843,389	1.70%	11.23%	to	10.17%
2016	0.95%	to	1.90%	89,257	22.49	to	19.15	1,901,457	2.00%	16.45%	to	15.34%
2015	0.95%	to	1.90%	101,379	19.31	to	16.60	1,860,007	2.95%	-5.33%	to	-6.24%
2014	0.95%	to	1.90%	107,331	20.40	to	17.71	2,086,190	2.31%	7.37%	to	6.34%
2013	0.95%	to	1.90%	113,997	19.00	to	16.65	2,073,968	1.96%	26.27%	to	25.06%
Advisor Equity Income Fund - Class T (FAEI)
2017			1.30%	47,085			36.84	1,734,666	1.47%			10.58%
2016			1.30%	50,422			33.32	1,679,949	1.72%			15.75%
2015			1.30%	55,331			28.79	1,592,708	2.68%			-5.85%
2014			1.30%	58,254			30.57	1,781,059	2.03%			6.72%
2013			1.30%	62,482			28.65	1,789,970	1.69%			25.58%
VIP Overseas Portfolio - Service Class 2 (FO2)
2017	0.95%	to	1.65%	195,457	11.34	to	11.12	2,195,778	1.31%	28.76%	to	27.85%
2016	0.95%	to	1.65%	182,467	8.80	to	8.70	1,597,555	1.16%	-6.17%	to	-6.83%
2015	0.95%	to	1.65%	222,466	9.38	to	9.34	2,083,123	1.18%	-6.17%	to	-6.61	%****
Advisor Growth Opportunities Fund - Class A (FAGOA)
2017	0.95%	to	1.50%	33,568	19.64	to	17.80	628,547	0.00%	33.41%	to	32.67%
2016	0.95%	to	1.50%	32,143	14.72	to	13.42	453,000	0.00%	-1.01%	to	-1.55%
2015	0.95%	to	1.50%	39,198	14.87	to	13.63	559,852	0.00%	3.84%	to	3.26%
2014	0.95%	to	1.50%	44,201	14.32	to	13.20	608,153	0.00%	10.63%	to	10.02%
2013	0.95%	to	1.50%	46,725	12.95	to	12.00	582,728	0.00%	35.26%	to	34.51%
Advisor Growth Opportunities Fund - Class T (FAGO)
2017			1.30%	90,186			32.63	2,943,047	0.00%			32.63%
2016			1.30%	85,084			24.61	2,093,521	0.00%			-1.57%
2015			1.30%	106,324			25.00	2,657,985	0.00%			3.23%
2014			1.30%	113,907			24.22	2,758,344	0.00%			9.99%
2013			1.30%	114,109			22.02	2,512,346	0.00%			34.52%
Advisor High Income Advantage Fund - Class T (FAHY)
2017	1.10%	to	1.90%	15,044	29.23	to	25.32	520,828	4.71%	10.14%	to	9.25%
2016	0.95%	to	1.90%	15,948	27.22	to	23.18	501,382	4.67%	12.39%	to	11.32%
2015	0.95%	to	1.90%	18,235	24.21	to	20.82	518,441	4.66%	-3.99%	to	-4.91%
2014	0.95%	to	1.90%	20,719	25.22	to	21.90	617,855	4.06%	2.88%	to	1.89%
2013	0.95%	to	1.90%	23,033	24.52	to	21.49	670,355	4.52%	9.02%	to	7.97%
Advisor Overseas Fund - Class A (FAOA)
2017	1.20%	to	1.50%	63	15.13	to	14.35	947	0.95%	28.09%	to	27.71%
2016	1.20%	to	1.50%	63	11.81	to	11.24	738	0.97%	-6.70%	to	-6.99%
2015	1.20%	to	1.50%	63	12.66	to	12.08	794	0.35%	2.39%	to	2.08%
2014	1.20%	to	1.50%	68	12.36	to	11.84	839	0.02%	-9.70%	to	-9.97%
2013	0.95%	to	1.50%	409	14.16	to	13.15	5,729	0.77%	29.43%	to	28.71%
Asset Manager 50% (FAM)
2017			1.30%	40,100			35.47	1,422,505	1.41%			12.59%
2016			1.30%	42,107			31.51	1,326,723	1.56%			5.05%
2015			1.30%	43,694			29.99	1,310,552	1.77%			-1.73%
2014			1.30%	49,475			30.52	1,510,078	1.53%			4.11%
2013			1.30%	55,673			29.32	1,632,199	1.40%			12.48%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2017	0.95%	to	1.65%	202,796	9.86	to	9.61	1,975,555	2.59%	15.59%	to	14.77%
2016	0.95%	to	1.65%	229,506	8.53	to	8.37	1,940,952	1.91%	6.16%	to	5.41%
2015	0.95%	to	1.65%	254,674	8.04	to	7.94	2,035,581	3.26%	-7.38%	to	-8.04%
2014	0.95%	to	1.65%	269,216	8.68	to	8.64	2,331,260	1.87%	-13.21%	to	-13.62	%****

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Balance Sheet Investment Fund - Class A (FRBSI)
2017	0.95%	to	1.65%	39,135	$35.61	to	$31.51	$1,315,948	1.09%	11.37%	to	10.59%
2016	0.95%	to	1.65%	44,400	31.98	to	28.50	1,346,742	0.50%	19.31%	to	18.47%
2015	0.95%	to	1.65%	50,386	26.80	to	24.06	1,284,459	0.63%	-10.28%	to	-10.92%
2014	0.95%	to	1.65%	59,720	29.87	to	27.00	1,702,575	0.31%	-0.23%	to	-0.94%
2013	0.95%	to	1.65%	66,572	29.94	to	27.26	1,908,757	1.16%	35.32%	to	34.36%
Foreign Fund - Class A (TFF)
2017	0.95%	to	1.65%	27,662	22.44	to	19.80	826,133	1.38%	15.97%	to	15.15%
2016	0.95%	to	1.65%	31,810	19.35	to	17.19	808,259	1.88%	10.57%	to	9.79%
2015	0.95%	to	1.65%	35,755	17.50	to	15.66	826,378	1.21%	-7.97%	to	-8.62%
2014	0.95%	to	1.65%	41,215	19.02	to	17.14	1,049,640	2.43%	-11.65%	to	-12.27%
2013	0.95%	to	1.65%	45,279	21.52	to	19.54	1,311,578	1.40%	25.96%	to	25.07%
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
2017	0.95%	to	1.90%	135,171	27.61	to	23.29	3,785,210	1.96%	7.18%	to	6.16%
2016	0.95%	to	1.90%	158,078	25.76	to	21.94	4,135,990	2.08%	14.52%	to	13.42%
2015	0.95%	to	1.90%	166,821	22.50	to	19.34	3,821,268	1.67%	-5.01%	to	-5.92%
2014	0.95%	to	1.90%	183,117	23.68	to	20.56	4,434,449	2.81%	6.28%	to	5.26%
2013	0.95%	to	1.90%	213,654	22.28	to	19.53	4,872,229	1.37%	26.53%	to	25.32%
Small-Mid Cap Growth Fund - Class A (FSCG)
2017	0.95%	to	1.80%	59,837	17.32	to	14.87	981,938	0.00%	20.38%	to	19.35%
2016	0.95%	to	1.80%	75,688	14.38	to	12.46	1,041,908	0.00%	3.34%	to	2.45%
2015	0.95%	to	1.80%	77,471	13.92	to	12.16	1,034,687	0.00%	-2.91%	to	-3.74%
2014	0.95%	to	1.80%	78,722	14.34	to	12.63	1,084,690	0.00%	6.51%	to	5.60%
2013	0.95%	to	1.80%	87,928	13.46	to	11.96	1,142,548	0.00%	37.27%	to	36.09%
Real Estate Fund - Class A (AREA)
2017	0.95%	to	1.90%	41,301	16.36	to	15.35	662,047	1.13%	7.41%	to	6.38%
2016	0.95%	to	1.90%	43,562	15.24	to	14.43	651,732	1.61%	4.80%	to	3.80%
2015	0.95%	to	1.90%	69,382	14.54	to	13.91	997,667	1.15%	0.76%	to	-0.21%
2014	0.95%	to	1.90%	66,038	14.43	to	13.94	943,469	0.85%	26.90%	to	25.69%
2013	0.95%	to	1.90%	76,528	11.37	to	11.09	864,545	1.06%	0.82%	to	-0.15%
Small Cap Growth Fund - Investor Class (ASCGI)
2017	0.95%	to	1.65%	14,245	25.63	to	23.58	353,637	0.00%	23.76%	to	22.89%
2016	0.95%	to	1.65%	15,116	20.71	to	19.19	304,323	0.00%	10.23%	to	9.46%
2015	0.95%	to	1.65%	33,487	18.78	to	17.53	617,078	0.00%	-2.76%	to	-3.44%
2014	0.95%	to	1.65%	19,342	19.32	to	18.16	365,490	0.00%	6.65%	to	5.90%
2013	0.95%	to	1.65%	28,006	18.11	to	17.14	499,925	0.05%	38.58%	to	37.61%
Equity and Income Fund - Class A (VKEIA)
2017	0.95%	to	2.05%	27,262	16.84	to	15.64	447,217	2.03%	9.83%	to	8.62%
2016	0.95%	to	2.05%	27,536	15.33	to	14.40	413,540	1.82%	13.75%	to	12.49%
2015	0.95%	to	2.05%	22,758	13.48	to	12.80	301,280	2.20%	-3.28%	to	-4.35%
2014	0.95%	to	2.05%	22,800	13.93	to	13.38	313,379	2.66%	8.03%	to	6.83%
2013	0.95%	to	2.05%	21,112	12.90	to	12.53	269,661	1.94%	23.77%	to	22.40%
Growth and Income Fund - Class A (VKGIA)
2017	0.95%	to	1.65%	31,988	33.69	to	30.36	1,034,065	1.77%	13.13%	to	12.33%
2016	0.95%	to	1.65%	35,360	29.78	to	27.03	1,013,491	1.69%	18.68%	to	17.84%
2015	0.95%	to	1.65%	40,588	25.09	to	22.93	985,741	1.47%	-4.07%	to	-4.75%
2014	0.95%	to	1.65%	44,470	26.15	to	24.08	1,128,027	1.79%	9.10%	to	8.33%
2013	0.95%	to	1.65%	53,893	23.97	to	22.23	1,259,679	1.29%	32.57%	to	31.64%
Invesco Mid Cap Growth Fund - Class A (VKGA)
2017	0.95%	to	1.65%	109,407	39.93	to	35.98	4,167,379	0.00%	21.05%	to	20.20%
2016	0.95%	to	1.65%	119,579	32.98	to	29.94	3,775,077	0.00%	-0.49%	to	-1.19%
2015	0.95%	to	1.65%	151,162	33.14	to	30.30	4,831,566	0.00%	0.26%	to	-0.45%
2014	0.95%	to	1.65%	143,438	33.06	to	30.43	4,568,841	0.00%	6.90%	to	6.15%
2013	0.95%	to	1.65%	165,074	30.92	to	28.67	4,935,643	0.00%	35.71%	to	34.75%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Balanced Fund - Class S (JBS)
2017	0.95%	to	1.65%	58,276	$20.82	to	$19.60	$1,188,936	1.63%	16.93%	to	16.11%
2016	0.95%	to	1.65%	62,729	17.80	to	16.88	1,096,926	1.84%	3.22%	to	2.49%
2015	0.95%	to	1.65%	70,702	17.25	to	16.47	1,201,478	1.26%	-0.73%	to	-1.43%
2014	0.95%	to	1.65%	70,464	17.37	to	16.71	1,208,627	1.68%	7.07%	to	6.31%
2013	0.95%	to	1.65%	81,019	16.23	to	15.72	1,301,744	1.43%	18.15%	to	17.31%
Forty Fund - Class T (JAFRT)
2017	0.95%	to	1.90%	1,317,073	11.23	to	11.16	14,755,516	0.78%	12.29%	to	11.57%	****
Overseas Fund - Class S (JOS)
2017	0.95%	to	1.50%	5,658	11.18	to	10.67	61,690	1.66%	29.67%	to	28.95%
2016	0.95%	to	1.50%	5,883	8.62	to	8.27	49,701	0.68%	-8.06%	to	-8.57%
2015	0.95%	to	1.50%	7,958	9.38	to	9.05	73,342	3.20%	-9.68%	to	-10.18%
2014	0.95%	to	1.50%	11,462	10.39	to	10.07	116,990	0.41%	-14.75%	to	-15.23%
2013	0.95%	to	1.50%	15,425	12.18	to	11.88	185,541	3.25%	10.78%	to	10.17%
Janus Research Fund - Class T (JMERC)
2017	0.95%	to	2.05%	353,367	11.27	to	11.19	3,975,025	0.47%	12.75%	to	11.91%	****
Global Research Fund - Class T (JWF)
2017	1.10%	to	1.45%	70,278	10.36	to	9.73	1,758,060	0.63%	25.36%	to	24.92%
2016	1.10%	to	1.45%	79,326	8.27	to	7.79	1,567,926	0.73%	0.79%	to	0.43%
2015	1.10%	to	1.45%	87,163	8.20	to	7.76	1,713,761	0.66%	-3.38%	to	-3.72%
2014	1.10%	to	1.45%	97,348	8.49	to	8.06	1,993,197	0.90%	6.07%	to	5.70%
2013	1.10%	to	1.45%	108,848	8.00	to	7.62	2,113,967	0.50%	26.12%	to	25.67%
Global Research Fund - Class S (JWS)
2017	0.95%	to	1.65%	13,537	22.92	to	21.58	302,976	0.33%	25.25%	to	24.37%
2016	0.95%	to	1.65%	14,454	18.30	to	17.35	258,917	0.43%	0.66%	to	-0.04%
2015	0.95%	to	1.65%	16,594	18.18	to	17.36	295,844	0.61%	-3.48%	to	-4.17%
2014	0.95%	to	1.65%	15,065	18.84	to	18.12	279,454	0.66%	5.96%	to	5.21%
2013	0.95%	to	1.65%	15,783	17.78	to	17.22	276,976	0.22%	25.98%	to	25.09%
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2017	0.95%	to	1.90%	78,640	39.88	to	33.64	3,264,625	0.27%	12.74%	to	11.67%
2016	0.95%	to	1.90%	80,865	35.37	to	30.12	2,988,076	0.38%	14.83%	to	13.73%
2015	0.95%	to	1.90%	99,677	30.81	to	26.49	3,220,163	0.01%	-3.40%	to	-4.32%
2014	0.95%	to	1.90%	93,866	31.89	to	27.69	3,149,797	0.00%	9.96%	to	8.90%
2013	0.95%	to	1.90%	90,667	29.00	to	25.42	2,776,184	0.08%	34.08%	to	32.80%
MFS Strategic Income Fund - Class A (MSI)
2017			1.30%	66,292			19.99	1,324,966	3.16%			4.31%
2016			1.30%	48,471			19.16	928,726	3.60%			6.44%
2015			1.30%	63,628			18.00	1,145,383	3.83%			-3.34%
2014			1.30%	67,591			18.62	1,258,816	4.16%			1.64%
2013			1.30%	80,144			18.32	1,468,519	4.50%			-0.02%
Bond Fund - Institutional Service Class (NBF)
2017	0.95%	to	2.05%	23,410	21.31	to	17.50	1,506,534	2.68%	2.91%	to	1.77%
2016	0.95%	to	2.05%	24,945	20.71	to	17.19	1,572,200	2.37%	2.46%	to	1.32%
2015	0.95%	to	2.05%	21,593	20.22	to	16.97	1,255,278	2.53%	-0.82%	to	-1.92%
2014	0.95%	to	2.05%	21,922	20.38	to	17.30	1,296,391	3.55%	3.38%	to	2.23%
2013	0.95%	to	2.05%	22,788	19.72	to	16.92	1,304,321	3.32%	-1.29%	to	-2.39%
Bond Index Fund - Class A (NBIXA)
2017	0.95%	to	1.50%	19,639	17.44	to	15.84	319,947	1.94%	1.91%	to	1.35%
2016	0.95%	to	1.50%	35,640	17.11	to	15.63	588,621	1.93%	0.97%	to	0.41%
2015	0.95%	to	1.50%	22,073	16.94	to	15.57	353,897	1.81%	-1.09%	to	-1.64%
2014	0.95%	to	1.50%	22,202	17.13	to	15.83	361,672	2.06%	4.46%	to	3.88%
2013	0.95%	to	1.50%	23,523	16.40	to	15.23	368,848	2.18%	-3.72%	to	-4.26%
Nationwide Fund: Class A (NFA)
2017	0.95%	to	1.60%	53,849	19.96	to	19.08	1,050,589	0.82%	18.77%	to	18.00%
2016	0.95%	to	1.60%	60,505	16.80	to	16.17	997,560	1.09%	10.25%	to	9.53%
2015	0.95%	to	1.60%	68,364	15.24	to	14.76	1,026,130	0.98%	-0.22%	to	-0.87%
2014	0.95%	to	1.60%	77,761	15.27	to	14.89	1,173,418	0.94%	10.90%	to	10.17%
2013	0.95%	to	1.65%	85,685	13.77	to	13.50	1,169,775	0.97%	28.85%	to	27.94%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Fund - Institutional Service Class (NF)
2017	0.95%	to	1.65%	27,173	$20.62	to	$18.19	$2,772,873	1.08%	19.06%	to	18.22%
2016	0.95%	to	1.65%	30,263	17.32	to	15.39	2,663,845	1.33%	10.47%	to	9.69%
2015	0.95%	to	1.65%	30,566	15.68	to	14.03	2,700,680	1.23%	0.07%	to	-0.64%
2014	0.95%	to	1.65%	35,669	15.67	to	14.12	2,992,253	1.20%	11.11%	to	10.33%
2013	0.95%	to	1.65%	32,016	14.10	to	12.80	2,699,788	1.24%	29.20%	to	28.28%
Government Bond Fund - Institutional Service Class (obsolete) (NGBF)
2016	0.95%	to	1.90%	94,820	17.95	to	15.29	1,778,600	1.64%	-0.99%	to	-1.93%
2015	0.95%	to	1.90%	111,217	18.13	to	15.59	2,124,583	1.64%	-1.04%	to	-1.98%
2014	0.95%	to	1.90%	119,423	18.32	to	15.90	2,319,621	1.55%	3.12%	to	2.13%
2013	0.95%	to	1.90%	130,723	17.76	to	15.57	2,460,567	1.11%	-4.34%	to	-5.26%
Nationwide Growth Fund - Institutional Class (NGF)
2017	0.95%	to	1.35%	3,074	14.37	to	13.38	238,635	0.40%	25.95%	to	25.44%
2016	0.95%	to	1.45%	3,460	11.41	to	10.49	228,481	0.64%	2.26%	to	1.74%
2015	0.95%	to	1.45%	5,437	11.16	to	10.31	328,263	0.42%	4.05%	to	3.52%
2014	0.95%	to	1.45%	5,794	10.73	to	9.96	353,718	0.45%	13.43%	to	12.86%
2013	0.95%	to	1.45%	6,320	9.46	to	8.82	349,576	0.48%	29.77%	to	29.12%
International Index Fund - Class A (NIIXA)
2017	1.10%	to	1.45%	284	15.07	to	14.17	4,229	2.64%	23.37%	to	22.94%
2016	1.10%	to	1.45%	284	12.21	to	11.53	3,431	2.67%	-0.55%	to	-0.90%
2015	1.10%	to	1.45%	284	12.28	to	11.63	3,452	2.27%	-2.24%	to	-2.59%
2014	1.10%	to	1.45%	284	12.56	to	11.94	3,533	2.72%	-7.16%	to	-7.49%
2013	1.10%	to	1.45%	335	13.53	to	12.91	4,502	2.19%	19.98%	to	19.56%
Investor Destinations Aggressive Fund - Service Class (IDAS)
2017	0.95%	to	1.60%	63,687	20.23	to	18.06	1,215,807	2.21%	18.63%	to	17.85%
2016	0.95%	to	1.60%	76,082	17.05	to	15.32	1,229,574	1.84%	9.17%	to	8.46%
2015	0.95%	to	1.60%	84,163	15.62	to	14.13	1,249,353	1.46%	-3.56%	to	-4.19%
2014	0.95%	to	1.65%	88,686	16.19	to	14.64	1,369,144	1.66%	3.39%	to	2.66%
2013	0.95%	to	1.65%	97,693	15.66	to	14.26	1,462,006	1.60%	25.05%	to	24.16%
Investor Destinations Conservative Fund - Service Class (IDCS)
2017	0.95%	to	1.50%	36,099	15.81	to	14.36	550,493	2.02%	4.75%	to	4.17%
2016	0.95%	to	1.50%	38,450	15.09	to	13.79	560,597	1.81%	3.63%	to	3.06%
2015	0.95%	to	1.50%	43,709	14.56	to	13.38	614,323	1.50%	-1.18%	to	-1.73%
2014	0.95%	to	1.50%	52,690	14.74	to	13.61	750,420	1.63%	2.58%	to	2.01%
2013	0.95%	to	1.50%	58,486	14.37	to	13.35	815,300	1.47%	2.83%	to	2.26%
Investor Destinations Moderate Fund - Service Class (IDMS)
2017	0.95%	to	1.90%	180,567	18.83	to	15.95	3,199,096	2.21%	12.56%	to	11.49%
2016	0.95%	to	1.90%	214,185	16.73	to	14.31	3,392,428	2.02%	6.79%	to	5.77%
2015	0.95%	to	1.90%	252,181	15.67	to	13.53	3,754,404	1.42%	-2.53%	to	-3.47%
2014	0.95%	to	1.90%	270,666	16.07	to	14.01	4,148,832	1.73%	2.99%	to	2.01%
2013	0.95%	to	1.90%	287,846	15.61	to	13.74	4,302,408	1.53%	14.44%	to	13.34%
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2017	0.95%	to	1.90%	163,932	20.05	to	16.98	3,119,912	2.32%	16.53%	to	15.42%
2016	0.95%	to	1.90%	184,542	17.21	to	14.71	3,018,771	1.98%	8.26%	to	7.22%
2015	0.95%	to	1.90%	198,017	15.89	to	13.72	2,999,339	1.42%	-3.19%	to	-4.12%
2014	0.95%	to	1.90%	226,683	16.42	to	14.31	3,563,846	1.70%	3.26%	to	2.27%
2013	0.95%	to	1.90%	258,330	15.90	to	13.99	3,954,185	1.68%	20.53%	to	19.37%
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2017	0.95%	to	1.60%	35,049	17.75	to	15.84	589,045	2.08%	8.50%	to	7.79%
2016	0.95%	to	1.60%	44,434	16.36	to	14.70	692,788	1.80%	5.20%	to	4.52%
2015	0.95%	to	1.60%	67,963	15.55	to	14.06	1,003,947	1.53%	-1.60%	to	-2.24%
2014	0.95%	to	1.60%	70,183	15.80	to	14.38	1,057,612	1.72%	2.92%	to	2.25%
2013	0.95%	to	1.60%	74,480	15.35	to	14.07	1,095,259	1.43%	8.41%	to	7.70%
Mid Cap Market Index Fund - Class A (NMCIXA)
2017	0.95%	to	1.65%	28,824	34.09	to	30.16	934,761	0.79%	14.35%	to	13.54%
2016	0.95%	to	1.65%	31,031	29.81	to	26.57	884,628	1.01%	18.74%	to	17.91%
2015	0.95%	to	1.65%	34,386	25.10	to	22.53	827,324	0.86%	-3.70%	to	-4.38%
2014	0.95%	to	1.65%	36,141	26.07	to	23.56	907,289	0.77%	8.04%	to	7.28%
2013	0.95%	to	1.65%	44,149	24.13	to	21.96	1,031,349	0.75%	31.46%	to	30.53%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Government Money Market Fund - Investor Class (MMF)
2017	1.30%			215,314	$22.31	to	$28.27	$4,809,527	0.32%	-0.97%	to	-0.97%
2016	1.30%			238,631	22.53	to	28.55	5,390,564	0.00%	-1.30%	to	-1.30%
2015	1.30%			246,868	28.92	to	22.82	5,654,922	0.00%	-1.30%	to	-1.30%
2014	1.30%			306,037	29.30	to	23.12	7,097,673	0.00%	-1.30%	to	-1.30%
2013	1.30%			332,842	23.43	to	29.69	7,817,587	0.00%	-1.30%	to	-1.30%
Money Market Fund - Service Class (MMFR)
2017	0.95%	to	1.90%	202,838	10.64	to	8.98	2,059,930	0.19%	-0.74%	to	-1.69%
2016	0.95%	to	1.90%	267,666	10.72	to	9.13	2,756,374	0.00%	-0.95%	to	-1.89%
2015	0.95%	to	1.90%	289,326	10.82	to	9.31	3,018,509	0.00%	-0.95%	to	-1.90%
2014	0.95%	to	1.90%	308,529	10.93	to	9.49	3,260,465	0.00%	-0.95%	to	-1.90%
2013	0.95%	to	1.90%	347,174	11.03	to	9.67	3,718,433	0.00%	-0.95%	to	-1.90%
Nationwide Growth Fund - Class A (NGFA)
2017	0.95%	to	1.45%	24,266	28.58	to	26.62	662,537	0.16%	25.65%	to	25.02%
2016	0.95%	to	1.45%	26,297	22.74	to	21.29	573,754	0.36%	1.97%	to	1.46%
2015	0.95%	to	1.45%	34,894	22.30	to	20.98	748,336	0.21%	3.62%	to	3.10%
2014	0.95%	to	1.45%	32,918	21.52	to	20.35	683,482	0.18%	13.11%	to	12.54%
2013	0.95%	to	1.45%	29,293	19.03	to	18.09	539,660	0.20%	29.29%	to	28.64%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017			1.30%	72,036			22.11	1,592,849	1.61%			16.89%
2016			1.30%	67,594			18.92	1,278,616	1.47%			8.05%
2015			1.30%	84,998			17.51	1,488,064	1.36%			-2.29%
2014			1.30%	98,227			17.92	1,759,882	1.68%			3.62%
2013			1.30%	95,124			17.29	1,644,739	1.73%			25.59%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017			1.30%	69,092			14.26	984,947	1.97%			4.31%
2016			1.30%	69,909			13.67	955,392	2.46%			2.91%
2015			1.30%	54,185			13.28	719,551	1.91%			-1.04%
2014			1.30%	45,138			13.42	605,703	2.41%			2.54%
2013			1.30%	28,612			13.09	374,432	1.64%			3.47%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.95%	to	1.45%	160,285	20.14	to	19.27	3,009,770	1.82%	11.86%	to	11.29%
2016	0.95%	to	1.45%	158,259	18.00	to	17.31	2,667,457	1.84%	6.13%	to	5.59%
2015	0.95%	to	1.45%	178,303	16.96	to	16.40	2,841,775	1.52%	-1.28%	to	-1.78%
2014	0.95%	to	1.45%	193,361	17.18	to	16.69	3,132,038	1.74%	4.18%	to	3.66%
2013	0.95%	to	1.45%	183,038	16.49	to	16.11	2,855,822	1.76%	15.52%	to	14.94%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017			1.30%	184,151			20.90	3,849,176	1.67%			15.17%
2016			1.30%	192,578			18.15	3,495,229	1.79%			7.08%
2015			1.30%	198,100			16.95	3,357,880	1.45%			-2.02%
2014			1.30%	199,795			17.30	3,456,443	1.75%			3.59%
2013			1.30%	188,259			16.70	3,143,922	1.68%			20.79%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017			1.30%	48,725			16.63	810,137	1.99%			7.80%
2016			1.30%	45,703			15.42	704,939	1.88%			4.33%
2015			1.30%	57,213			14.78	845,827	1.63%			-1.33%
2014			1.30%	64,027			14.98	959,325	1.80%			3.38%
2013			1.30%	66,850			14.49	968,894	1.74%			9.06%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2017	1.15%	to	1.45%	31,516	12.87	to	12.49	399,786	1.03%	24.10%	to	23.72%
2016	1.15%	to	1.45%	28,854	10.37	to	10.10	295,390	1.23%	-3.59%	to	-3.88%
2015	1.15%	to	1.45%	25,950	10.75	to	10.51	275,949	0.14%	-1.80%	to	-2.10%
2014	1.20%	to	1.45%	19,793	10.91	to	10.73	214,687	2.09%	-2.54%	to	-2.78%
2013	1.20%	to	1.45%	16,610	11.20	to	11.04	185,035	1.04%	19.62%	to	19.32%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
S&P 500 Index Fund - Service Class (NIXR)
2017	0.95%	to	2.05%	208,153	$19.57	to	$16.07	$4,201,831	1.40%	20.02%	to	18.69%
2016	0.95%	to	2.05%	215,301	16.30	to	13.54	3,611,084	1.56%	10.28%	to	9.06%
2015	0.95%	to	2.05%	218,846	14.78	to	12.41	3,308,197	1.81%	-0.12%	to	-1.23%
2014	0.95%	to	2.05%	216,291	14.80	to	12.57	3,296,759	1.42%	11.98%	to	10.74%
2013	0.95%	to	2.05%	241,912	13.22	to	11.35	3,316,711	1.63%	30.41%	to	28.96%
Small Cap Index Fund - Class A (NSCIXA)
2017	0.95%	to	1.65%	17,694	29.15	to	25.79	489,052	0.71%	12.89%	to	12.10%
2016	0.95%	to	1.65%	21,570	25.82	to	23.01	532,653	1.11%	19.68%	to	18.84%
2015	0.95%	to	1.65%	22,349	21.57	to	19.36	461,417	0.91%	-5.72%	to	-6.39%
2014	0.95%	to	1.65%	23,429	22.88	to	20.68	514,247	0.69%	3.47%	to	2.74%
2013	0.95%	to	1.65%	26,501	22.11	to	20.13	564,938	0.89%	36.97%	to	36.00%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2017	1.10%	to	1.40%	16,526	17.35	to	16.90	281,804	2.00%	21.37%	to	21.00%
2016	1.10%	to	1.40%	17,854	14.29	to	13.96	251,446	1.96%	0.01%	to	-0.30%
2015	1.10%	to	1.40%	21,806	14.29	to	14.01	307,675	2.03%	-4.96%	to	-5.25%
2014	1.15%	to	1.40%	17,903	14.99	to	14.78	266,149	3.63%	-9.20%	to	-9.43%
2013	1.30%	to	1.40%	15,167	16.40	to	16.32	248,656	2.76%	18.53%	to	18.41%
Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)
2017	0.95%	to	1.90%	170,374	10.04	to	10.03	1,709,312	0.60%	0.35%	to	0.28%	***
Genesis Fund - Trust Class (NBGST)
2017	0.95%	to	1.90%	137,963	57.32	to	48.35	7,720,565	0.08%	14.40%	to	13.31%
2016	0.95%	to	1.90%	150,005	50.10	to	42.67	7,355,369	0.05%	16.94%	to	15.82%
2015	0.95%	to	1.90%	169,278	42.84	to	36.84	7,120,997	0.05%	-0.80%	to	-1.75%
2014	0.95%	to	1.90%	197,254	43.19	to	37.50	8,399,981	0.05%	-1.25%	to	-2.20%
2013	0.95%	to	1.90%	227,244	43.74	to	38.34	9,834,432	0.30%	35.59%	to	34.29%
Guardian Fund - Investor Class (NBGF)
2017			1.30%	31,558			44.97	1,419,226	0.62%			23.58%
2016			1.30%	35,051			36.39	1,275,509	0.62%			7.78%
2015			1.30%	40,821			33.76	1,378,305	0.63%			-6.00%
2014			1.30%	46,519			35.92	1,670,910	0.71%			7.85%
2013			1.30%	50,223			33.30	1,672,673	0.53%			37.11%
Guardian Fund - Trust Class (NBGT)
2017	0.95%	to	1.45%	8,075	24.47	to	22.38	189,241	0.74%	23.92%	to	23.30%
2016	0.95%	to	1.45%	8,235	19.75	to	18.15	156,138	0.90%	8.02%	to	7.48%
2015	0.95%	to	1.45%	8,668	18.28	to	16.89	152,499	0.65%	-5.89%	to	-6.37%
2014	0.95%	to	1.45%	10,285	19.43	to	18.04	192,786	0.84%	8.11%	to	7.56%
2013	0.95%	to	1.45%	10,825	17.97	to	16.77	188,394	0.53%	37.28%	to	36.59%
Large Cap Value Fund - Investor Class (PF)
2017			1.30%	40,916			61.11	2,500,429	1.21%			11.93%
2016			1.30%	48,012			54.60	2,621,364	0.69%			26.56%
2015			1.30%	53,703			43.14	2,316,695	1.01%			-13.44%
2014			1.30%	61,190			49.84	3,049,634	0.79%			9.57%
2013			1.30%	74,102			45.48	3,370,492	1.28%			29.68%
Large Cap Value Fund - Trust Class (NBPT)
2017	0.95%	to	1.90%	6,076	24.32	to	20.51	141,094	1.05%	12.14%	to	11.07%
2016	0.95%	to	1.90%	6,564	21.69	to	18.47	135,933	1.28%	26.88%	to	25.67%
2015	0.95%	to	1.90%	5,871	17.09	to	14.70	96,170	1.34%	-13.34%	to	-14.18%
2014	0.95%	to	1.90%	8,599	19.72	to	17.12	163,108	0.78%	9.77%	to	8.72%
2013	0.95%	to	1.90%	13,059	17.97	to	15.75	228,011	1.48%	29.84%	to	28.60%
Short Duration Bond Fund - Investor Class (NLMB)
2017			1.30%	21,569			14.61	315,191	1.38%			-0.56%
2016			1.30%	24,214			14.70	355,841	1.15%			-0.53%
2015			1.30%	32,995			14.77	487,476	1.03%			-1.04%
2014			1.30%	35,390			14.93	528,346	1.22%			-0.86%
2013			1.30%	43,120			15.06	649,307	1.50%			-0.67%
Socially Responsive Fund - Trust Class (NBSRT)
2017	0.95%	to	1.50%	55,596	27.16	to	25.17	1,460,320	0.44%	17.27%	to	16.62%
2016	0.95%	to	1.50%	59,715	23.16	to	21.58	1,339,468	1.05%	8.84%	to	8.24%
2015	0.95%	to	1.50%	63,610	21.28	to	19.94	1,310,738	0.97%	-1.50%	to	-2.05%
2014	0.95%	to	1.50%	72,694	21.60	to	20.36	1,525,962	0.97%	9.23%	to	8.63%
2013	0.95%	to	1.50%	77,578	19.77	to	18.74	1,495,130	1.14%	36.65%	to	35.89%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2017	0.95%	to	1.90%	398,744	$13.89	to	$13.41	$5,468,805	0.71%	35.03%	to	33.74%
2016	0.95%	to	1.90%	404,756	10.29	to	10.02	4,125,681	0.78%	-1.10%	to	-2.05%
2015	0.95%	to	1.90%	456,661	10.40	to	10.23	4,722,614	1.07%	2.69%	to	1.70%
2014	0.95%	to	1.90%	488,575	10.13	to	10.06	4,937,267	0.87%	1.28%	to	0.63%	***
Capital Appreciation Fund- Class A (OCAF)
2017	0.95%	to	1.80%	65,518	15.82	to	13.64	986,720	0.01%	25.33%	to	24.26%
2016	0.95%	to	1.80%	80,925	12.62	to	10.97	980,769	0.07%	-3.27%	to	-4.09%
2015	0.95%	to	1.80%	85,139	13.05	to	11.44	1,071,507	0.00%	2.24%	to	1.36%
2014	0.95%	to	1.80%	95,301	12.77	to	11.29	1,177,144	0.00%	13.97%	to	13.00%
2013	0.95%	to	1.80%	103,151	11.20	to	9.99	1,119,015	0.04%	28.01%	to	26.91%
Global Fund- Class A (OGF)
2017	0.95%	to	1.90%	61,971	25.58	to	21.57	3,770,154	0.56%	34.95%	to	33.66%
2016	0.95%	to	1.90%	69,088	18.95	to	16.14	3,128,798	0.65%	-0.79%	to	-1.74%
2015	0.95%	to	1.90%	80,907	19.10	to	16.43	3,794,604	0.61%	2.90%	to	1.92%
2014	0.95%	to	1.90%	90,170	18.56	to	16.12	4,215,926	0.79%	1.09%	to	0.12%
2013	0.95%	to	1.90%	97,610	18.36	to	16.10	4,604,633	0.80%	25.57%	to	24.37%
Global Strategic Income Fund - Class A (OSI)
2017	0.95%	to	1.60%	19,650	22.86	to	20.41	427,032	4.25%	5.21%	to	4.52%
2016	0.95%	to	1.60%	20,954	21.73	to	19.53	433,723	3.82%	5.35%	to	4.66%
2015	0.95%	to	1.60%	25,507	20.63	to	18.66	502,605	4.27%	-3.27%	to	-3.91%
2014	0.95%	to	1.60%	27,143	21.33	to	19.42	553,714	4.56%	1.66%	to	0.99%
2013	0.95%	to	1.60%	54,716	20.98	to	19.23	1,121,873	5.01%	-1.31%	to	-1.96%
PIMCO Total Return Fund - Class A (PMTRA)
2017	0.95%	to	1.80%	75,694	21.41	to	18.46	1,545,824	2.27%	3.75%	to	2.86%
2016	0.95%	to	1.80%	81,775	20.64	to	17.94	1,613,321	2.58%	1.24%	to	0.38%
2015	0.95%	to	1.80%	99,941	20.38	to	17.88	1,947,868	2.46%	-0.63%	to	-1.48%
2014	0.95%	to	1.80%	122,077	20.51	to	18.14	2,404,699	3.61%	3.29%	to	2.40%
2013	0.95%	to	1.80%	135,767	19.86	to	17.72	2,603,418	2.04%	-3.23%	to	-4.06%
Putnam Growth Opportunities Fund - Class A (PUGOA)
2017	0.95%	to	1.50%	3,669	13.42	to	13.31	49,053	0.25%	29.73%	to	29.01%
2016	0.95%	to	1.50%	4,597	10.34	to	10.32	47,506	0.01%	3.44%	to	3.17%	***
Putnam International Equity Fund - Class A (PUIGA)
2017	1.45%	to	1.50%	265	21.53	to	21.37	5,705	0.36%	24.64%	to	24.58%
2016	1.45%	to	1.50%	265	17.28	to	17.16	4,578	3.01%	-4.11%	to	-4.16%
2015	1.45%	to	1.50%	265	18.02	to	17.90	4,774	2.50%	-1.33%	to	-1.38%
2014	1.45%	to	1.50%	265	18.26	to	18.15	4,838	0.88%	-8.18%	to	-8.22%
2013	1.45%	to	1.50%	265	19.89	to	19.78	5,269	0.80%	26.09%	to	26.02%
Virtus Balanced Fund: Class A (PBF)
2017			1.30%	24,077			32.29	777,376	1.45%			18.17%
2016			1.30%	25,408			27.32	694,189	1.47%			-0.86%
2015			1.30%	37,097			27.56	1,022,305	1.70%			-5.24%
2014			1.30%	38,495			29.08	1,119,436	2.08%			3.30%
2013			1.30%	31,246			28.15	879,568	1.88%			13.94%
Advisors Small Cap Fund - Class A (WRASCA)
2017	0.95%	to	1.60%	12,305	41.28	to	37.48	487,363	0.00%	22.58%	to	21.78%
2016	0.95%	to	1.60%	9,896	33.68	to	30.78	320,990	0.00%	12.35%	to	11.61%
2015	0.95%	to	1.60%	11,537	29.98	to	27.58	333,887	0.00%	-2.95%	to	-3.59%
2014	0.95%	to	1.60%	17,485	30.89	to	28.61	525,726	0.00%	1.89%	to	1.22%
2013	0.95%	to	1.60%	28,978	30.32	to	28.26	859,477	0.00%	40.82%	to	39.89%
Advantage Funds(R) - Common Stock Fund - Class A (SACSA)
2017	0.95%	to	1.90%	168,587	12.76	to	12.50	2,135,604	0.00%	16.44%	to	15.33%
2016	0.95%	to	1.90%	183,270	10.96	to	10.83	2,000,462	0.00%	12.89%	to	11.81%
2015	0.95%	to	1.90%	214,900	9.71	to	9.69	2,084,869	0.00%	-2.92%	to	-3.10%	***

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)
2017	0.95%	to	1.50%	8,621	$13.04	to	$12.88	$111,417	0.00%	27.29%	to	26.59%
2016	0.95%	to	1.50%	9,247	10.24	to	10.17	94,264	0.00%	3.16%	to	2.59%
2015	0.95%	to	1.50%	12,247	9.93	to	9.92	121,503	0.00%	-0.73%	to	-0.83%	***
Advantage Funds(R) - Growth Fund - Class A (SGRA)
2017	0.95%	to	1.45%	57,358	13.18	to	13.03	752,060	0.00%	33.32%	to	32.65%
2016	0.95%	to	1.45%	60,714	9.89	to	9.83	598,535	0.00%	-1.87%	to	-2.36%
2015	0.95%	to	1.50%	99,943	10.07	to	10.06	1,006,382	0.00%	0.73%	to	0.63%	***
Advantage - Large Cap Core - Class A (WFLCCA)
2017	0.95%	to	1.45%	10,573	12.83	to	12.69	134,768	0.91%	22.06%	to	21.44%
2016	0.95%	to	1.45%	7,725	10.51	to	10.45	80,912	0.65%	7.32%	to	6.78%
2015	0.95%	to	1.45%	12,525	9.80	to	9.79	122,636	0.30%	-2.04%	to	-2.14%	***
Advantage Large Cap Growth Fund - Class A (WFLGA)
2017			1.30%	192,578			12.44	2,396,121	0.00%			31.20%
2016			1.30%	216,400			9.48	2,052,282	0.00%			-3.74%
2015			1.30%	228,435			9.85	2,250,511	0.00%			-1.48%	***
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
2017			1.30%	43,904			15.57	683,527	0.69%			14.35%
2016			1.30%	48,317			13.61	657,824	1.29%			6.04%
2015			1.30%	59,399			12.84	762,638	1.09%			-1.91%
2014			1.30%	62,337			13.09	815,959	0.77%			9.09%
2013			1.30%	68,031			12.00	816,297	0.69%			19.99%	***
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.95%	to	1.90%	285,500	20.38	to	18.57	5,644,749	1.19%	25.80%	to	24.59%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95%	to	1.65%	157,373	18.86	to	17.61	2,875,486	2.23%	21.81%	to	20.95%
Putnam Voyager Fund: Class A (obsolete) (PVF)
2015	0.95%	to	1.50%	3,394	22.29	to	20.77	73,121	0.57%	-7.14%	to	-7.66%
2014	0.95%	to	1.50%	8,009	24.00	to	22.49	186,858	0.36%	8.51%	to	7.91%
2013	0.95%	to	1.50%	11,766	22.12	to	20.84	254,371	0.90%	42.56%	to	41.77%
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (obsolete) (SCS)
2014	0.95%	to	1.90%	75,814	26.22	to	22.76	2,475,530	0.00%	4.94%	to	3.93%
2013	0.95%	to	1.90%	88,780	24.98	to	21.90	2,740,531	0.00%	28.04%	to	26.81%
Advantage Funds - Enterprise Fund - Investor Class (obsolete) (SE)
2014	0.95%	to	1.50%	9,605	17.47	to	17.15	165,979	0.00%	1.00%	to	0.44%
2013	0.95%	to	1.50%	14,415	17.30	to	17.08	247,696	0.00%	40.81%	to	40.03%
Advantage Growth Fund - Investor Class (obsolete) (SGR)
2014	0.95%	to	1.50%	39,295	28.87	to	27.13	1,108,907	0.00%	2.61%	to	2.04%
2013	0.95%	to	1.50%	47,709	28.14	to	26.59	1,311,494	0.00%	31.78%	to	31.05%
Class T (obsolete) (JF)
2016	0.95%	to	2.05%	137,438	10.54	to	8.75	3,440,453	0.21%	-0.48%	to	-1.58%
2015	0.95%	to	2.05%	152,297	10.59	to	8.89	3,856,957	1.44%	4.22%	to	3.06%
2014	0.95%	to	2.05%	167,322	10.16	to	8.63	4,062,395	1.52%	11.71%	to	10.47%
2013	0.95%	to	2.05%	182,285	9.10	to	7.81	4,008,881	0.33%	28.41%	to	26.98%
Advantage - Large Cap Core - Investor Class (obsolete) (WFLCCI)
2014	0.95%	to	1.45%	9,060	20.81	to	20.35	187,460	0.12%	13.21%	to	12.63%
2013	0.95%	to	1.45%	5,621	18.38	to	18.06	103,032	0.75%	37.56%	to	36.87%
Advantage Large Cap Growth Fund - Investor Class (obsolete) (STR)
2014			1.30%	54,330			43.13	2,343,048	0.00%			7.95%
2013			1.30%	56,407			39.95	2,253,401	0.00%			32.55%
Twenty Fund: Class T (obsolete) (JTF)
2016	0.95%	to	1.90%	270,720	13.01	to	11.08	13,034,606	0.97%	2.92%	to	1.94%
2015	0.95%	to	1.90%	312,178	12.64	to	10.87	14,880,691	0.45%	3.94%	to	2.94%
2014	0.95%	to	1.90%	353,227	12.16	to	10.55	16,372,264	1.37%	7.91%	to	6.87%
2013	0.95%	to	1.90%	379,233	11.27	to	9.88	16,532,140	0.68%	31.84%	to	30.58%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.95%	to	1.65%	118,806	$15.61	to	$14.47	$1,789,185	1.11%	-9.18%	to	-9.82%
2013	0.95%	to	1.65%	128,389	17.18	to	16.05	2,136,165	1.26%	28.92%	to	28.01%
VP International Fund - Class IV (obsolete) (ACVI4)
2014	0.95%	to	1.65%	72,889	17.41	to	16.14	1,223,037	1.56%	-6.55%	to	-7.21%
2013	0.95%	to	1.65%	86,094	18.63	to	17.39	1,551,215	1.61%	21.09%	to	20.23%

2017	Reserves for annuity contracts in payout phase:							$30,495
2017	Contract Owners’ Equity:							$197,413,249
2016	Reserves for annuity contracts in payout phase:							$1,244
2016	Contract Owners’ Equity:							$184,550,599
2015	Reserves for annuity contracts in payout phase:							$1,176
2015	Contract Owners’ Equity:							$195,095,152
2014	Reserves for annuity contracts in payout phase:							$1,353
2014	Contract Owners’ Equity:							$214,532,800
2013	Reserves for annuity contracts in payout phase:							$1,381
2013	Contract Owners’ Equity:							$221,700,393
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2017, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”) of the Company as listed in the accompanying table of contents. In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)

(“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 28, 2018

KPMG LLP is a Delaware limited liability partnership and the U.S.

member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2017	2016	2015
Revenues
Policy charges	$2,545	$2,361	$2,216
Premiums	633	642	786
Net investment income	2,414	2,139	1,982
Net realized investment gains (losses), including other-than-temporary impairment losses	12	(111)	82
Other revenues	9	8	14

Total revenues	$5,613	$5,039	$5,080

Benefits and expenses
Interest credited to policyholder account values	$1,844	$1,406	$1,078
Benefits and claims	1,283	1,298	1,662
Amortization of deferred policy acquisition costs	392	433	68
Other expenses, net of deferrals	1,193	998	1,044

Total benefits and expenses	$4,712	$4,135	$3,852

Income before federal income taxes and noncontrolling interests	$901	$904	$1,228
Federal income tax benefit (expense)	408	(126)	(293)

Net income	$1,309	$778	$935
Loss attributable to noncontrolling interests, net of tax	96	91	96

Net income attributable to Nationwide Life Insurance Company	$1,405	$869	$1,031

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2017	2016	2015
Net income	$1,309	$778	$935

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$550	$237	$(720)
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(100)	22	43

Total other comprehensive income (loss), net of tax	$450	$259	$(677)

Total comprehensive income	$1,759	$1,037	$258
Comprehensive loss attributable to noncontrolling interests, net of tax	(96)	(91)	(96)

Total comprehensive income attributable to Nationwide Life Insurance Company	$1,855	$1,128	$354

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2017	2016
Assets
Investments:
Fixed maturity securities, available-for-sale	$50,201	$43,690
Mortgage loans, net of allowance	10,929	9,760
Policy loans	1,030	989
Short-term investments	1,406	1,944
Other investments	1,493	1,111

Total investments	$65,059	$57,494
Cash and cash equivalents	95	92
Accrued investment income	549	514
Deferred policy acquisition costs	5,676	5,432
Other assets	4,203	3,035
Separate account assets	105,607	89,071

Total assets	$181,189	$155,638

Liabilities and equity
Liabilities
Future policy benefits and claims	$59,885	$52,911
Short-term debt	—	300
Long-term debt	793	707
Other liabilities	3,433	3,104
Separate account liabilities	105,607	89,071

Total liabilities	$169,718	$146,093

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	7,703	6,530
Accumulated other comprehensive income	1,308	626

Total shareholder’s equity	$10,733	$8,878
Noncontrolling interests	738	667

Total equity	$11,471	$9,545

Total liabilities and equity	$181,189	$155,638

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive (loss)	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

[1]	Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act, as discussed in Note 2.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2017	2016	2015
Cash flows from operating activities
Net income	$1,309	$778	$935
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(12)	111	(82)
Interest credited to policyholder account values	1,844	1,406	1,078
Capitalization of deferred policy acquisition costs	(923)	(823)	(870)
Amortization of deferred policy acquisition costs	392	433	68
Amortization and depreciation	99	81	107
Changes in:
Future policy benefits and claims	(934)	(680)	(249)
Derivatives, net	(486)	(247)	(141)
Other, net	(319)	(77)	(63)

Net cash provided by operating activities	$970	$982	$783

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,471	$3,007	$2,828
Proceeds from sales of available-for-sale securities	1,857	852	466
Purchases of available-for-sale securities	(11,648)	(8,938)	(7,106)
Proceeds from repayments and sales of mortgage loans	651	792	1,027
Issuances of mortgage loans	(1,807)	(2,163)	(2,155)
Net sales (purchases) of short-term investments	543	(1,174)	169
Collateral received, net	378	217	48
Purchase of Jefferson National Financial Corp, net of cash assumed	(186)	—	—
Other, net	(355)	(231)	(136)

Net cash used in investing activities	$(6,096)	$(7,638)	$(4,859)

Cash flows from financing activities
Net change in short-term debt	$(300)	$(100)	$(260)
Investment and universal life insurance product deposits	10,442	10,894	8,224
Investment and universal life insurance product withdrawals	(5,034)	(4,132)	(3,884)
Other, net	21	19	(14)

Net cash provided by financing activities	$5,129	$6,681	$4,066

Net increase (decrease) in cash and cash equivalents	$3	$25	$(10)
Cash and cash equivalents at beginning of year	92	67	77

Cash and cash equivalents at end of year	$95	$92	$67

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2017 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, as discussed in Note 4. NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. See Note 4 for detailed information related to the acquisition of JNF.

As of December 31, 2017 and 2016, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2017 and 2016 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% and 4.6% for the years ended December 31, 2017 and 2016, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $70 million and $72 million as of December 31, 2017 and 2016, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2017 and 2016 was $2.0 billion and $2.3 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $47 million of FHLB stock as of December 31, 2017 and 2016.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.25% growth per year as of December 31, 2017.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 6 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2017 and 2016, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% and 86% as of December 31, 2017 and 2016, respectively), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2017 and 2016, the fair value of the securities received as collateral and recorded off-balance sheet is $43 million and $331 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2017 and 2016, the fair value of loaned securities was $348 million and $541 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment upon maturity of such loan or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, the value of the property collateral is determined to be less than the current carrying value and it is probable that the Company will be unable to collect all amounts due pursuant to the contractual terms of the loan agreement. When management determines that a mortgage loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at such loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on property type, loan-to-value and loan surveillance categories. This non-specific reserve reflects management’s best estimates of probable losses inherent in the portfolio for mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on historical loan loss experience, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $787 million and $495 million as of December 31, 2017 and 2016, respectively. The carrying value of alternative investments was $582 million and $362 million as of December 31, 2017 and 2016, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $1.7 billion and $1.5 billion in tax credit funds to unrelated third parties as of December 31, 2017 and 2016, respectively. These guaranteed after-tax benefits are provided through periods ending in 2036 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $987 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $738 million and $667 million as of December 31, 2017 and 2016, respectively, and are included within the consolidated balance sheets primarily as other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017, and other investments of $614 million, other assets of $77 million and other liabilities of $67 million as of December 31, 2016. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million and $200 million as of December 31, 2017 and 2016, respectively, and is included in other assets in the consolidated balance sheets. There were no impairments to goodwill as of December 31, 2017 and 2016. Total additions to goodwill was $69 million for the year ended December 31, 2017 and there was no addition to goodwill for the year ended December 31, 2016.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 11 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and is effective January 1, 2018. Impacts to the Company include a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act will apply to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which include a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As a result, the Company has reclassified $253 million of AMT credit carryforwards, net of government fees of $11 million, as an income tax receivable.

The valuation of deferred tax assets and liabilities related to life insurance reserves based on changes in the Act reflects the Company’s best estimates and assumptions at this time. The Company is in the process of finalizing inputs to these valuations, which includes further analysis on estimates within life insurance reserves; thus, the provisional measurements of deferred tax assets and liabilities are subject to change. These valuations will be finalized in 2018. The Company has recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities. There is no impact to net deferred tax liabilities.

Refer to Note 7 and Note 14 for additional discussion on the impact of the Act on the Company’s investments and federal income taxes, respectively.

The Company files with the NMIC consolidated federal income tax return.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2017, 2016 and 2015 and 31% of the number of life insurance policies in force in 2017 (33% in 2016 and 35% in 2015). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 28, 2018, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2017, the Company adopted ASU 2015-09, Financial Services- Insurance: Disclosures about Short-Duration Contracts, which amends ASC 944, Financial Services-Insurance, on short duration insurance contracts. This guidance requires additional disclosures of disaggregated incurred and paid claims development information, as well as any significant changes in methodologies or assumptions and claims frequency. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-05, Derivatives and Hedging: Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The update clarifies that a change in the hedging derivative’s counterparty does not by itself trigger de-designation of a hedging relationship, provided that all other hedge accounting criteria continue to be met. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The update clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence as amended by the ASU. Consequently, the Company does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

On January 1, 2017, the Company adopted ASU 2016-07, Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting. The update simplifies the equity method of accounting by eliminating the requirement to retrospectively apply the equity method to an investment that subsequently qualified for such accounting as a result of an increase in the level of ownership interest or degree of influence. Consequently, when an investment qualifies for the equity method, the cost of acquiring the additional interest in the investee is added to the current basis of the investor’s previously held interest, and the equity method is applied subsequently from the date on which the investor obtains the ability to exercise significant influence over the investee. Unrealized holding gains or losses in AOCI related to an available-for-sale security that becomes eligible for the equity method are recognized in earnings as of the date on which the investment qualifies for the equity method. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2017, the Company adopted ASU 2016-17, Interests Held through Related Parties That Are under Common Control. The update amends existing GAAP consolidations guidance by requiring a reporting entity to evaluate its indirect economic interest in a VIE held through a related party under common control on a proportionate basis. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On February 14, 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for the option to reclassify the stranded tax effects resulting from the Act from AOCI to retained earnings. The Company early adopted this guidance by applying a cumulative effect adjustment to the consolidated balance sheet, effective December 31, 2017. This resulted in an increase in AOCI of $232 million and a decrease in retained earnings of $232 million.

Pending Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Deferral of the Effective Date, which deferred the effective date of ASU 2014-09 by one year for all entities. In March, April and May 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients, respectively. These amendments clarify guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. In December 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The Company will adopt ASU 2014-09, 2016-08, 2016-10, 2016-12 and 2016-20 for annual periods beginning January 1, 2018. Adoption of the above guidance will not have a material impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The Company will adopt the ASU for annual periods beginning January 1, 2018. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated results of operations and financial condition.

(4)	Business Combinations

On March 1, 2017 (“acquisition date”), the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNF’s wholly-owned subsidiaries include Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”) and Jefferson National Securities Corporation (“JNSC”). JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The following table summarizes the consideration paid for JNF and the fair values of the assets acquired and liabilities assumed as of the acquisition date:

(in millions)
Assets
Total investments	$512
Cash and cash equivalents	15
Accrued investment income	4
Reinsurance recoverables, net of allowance[1]	487
Goodwill[1]	69
Other intangibles[1,2]	80
Other assets	6
Separate account assets	4,349

Total assets acquired	$5,522

Liabilities
Future policy benefits and claims	$696
Long-term debt	95
Other liabilities	181
Separate account liabilities	4,349

Total liabilities assumed	$5,321

Total consideration	$201

1	Included in other assets in the consolidated balance sheets.
2	Primarily includes valuation of business acquired.

As a result of the JNF acquisition, the Company recorded goodwill representing the excess of the fair value of consideration exchanged over the fair value of tangible assets acquired, liabilities assumed and separately identified intangible assets.

The determination of fair value of the assets acquired, liabilities assumed and purchase consideration reflects the

Company’s best estimates and assumptions. The Company is in the process of finalizing valuations of certain intangible assets as integration efforts of JNF are not yet completed; thus, the provisional measurements of intangible assets and goodwill are subject to change.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents unaudited financial information regarding JNF operations included in the Company’s consolidated statements of operations from the acquisition date to the period ending December 31, 2017. The following table also presents unaudited pro forma information as if JNF had been included in the consolidated results of the Company for the entire years ended December 31, 2017, 2016 and 2015. The pro forma information combines the historical consolidated results of the Company and JNF for the periods presented.

	Actual from acquisition date through	Pro forma for twelve months ended December 31,
(in millions)	December 31, 2017	2017	2016	2015
Revenue	$26	$5,619	$5,072	$5,113
Net Income (Loss)	(6)	1,310	783	935

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(5)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $291 million and $359 million for the years ended December 31, 2017 and December 31, 2016, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2017 and 2016. The separate account value subject to GMIB was $355 million and $347 million for the years ended December 31, 2017 and December 31, 2016, respectively. The general account value subject to GMIB was $46 million and $47 million as of December 31, 2017 and 2016, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2017 and 2016. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2017				December 31, 2016
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$842	$32,313	$16	67	$922	$27,459	$76	66
Minimum return or anniversary contract value	1,764	33,337	347	71	1,813	31,380	555	71

Total contracts with GMDB	$2,606	$65,650	$363	69	$2,735	$58,839	$631	69

Contracts with GLWB:
Minimum return or anniversary contract value	$84	$39,183	$104	68	$149	$34,974	$166	67

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
GMDB	$164	$170
GLWB	$300	$297

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to the Company’s assumptions related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumptions of participant benefit utilization of the net settlement option within the GLWB. The Company updated its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to life insurance benefits and claims of $164 million and lower amortization of DAC of $28 million.

Paid claims for GMDB were $14 million and $36 million for the years ended December 31, 2017 and 2016, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2017 and 2016.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Mutual funds:
Bond	$7,167	$5,986
Domestic equity	53,617	48,824
International equity	3,874	3,010

Total mutual funds	$64,658	$57,820
Money market funds	992	1,019

Total[1]	$65,650	$58,839

1	Excludes $40.0 billion and $30.2 billion as of December 31, 2017 and 2016, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with an enhanced GMDB and GLWB. As of December 31, 2017 and 2016, the fixed indexed annuity general account value was $9.8 billion and $5.3 billion, respectively. This includes $351 million and $230 million of general account value relating to contracts with the enhanced GMDB and $3.7 billion and $2.5 billion of general account value relating to contracts with GLWB as of December 31, 2017 and 2016, respectively. These enhanced GMDB reserves were immaterial and GLWB reserves were $31 million and $19 million as of December 31, 2017 and 2016, respectively. The net amount at risk for these guarantees was immaterial as of December 31, 2017 and 2016. Paid claims on contracts with these guarantees were immaterial for the years ended December 31, 2017 and 2016.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2017, 2016 and 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $915 million and $710 million as of December 31, 2017 and 2016, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2017 and 2016.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to the Company’s assumptions related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to the Company’s assumptions related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

During 2015, the Company completed its annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees. For the year ended December 31, 2015, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC and other related balances.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2017	$3,637	$2,350	$61,489	51
December 31, 2016	$2,991	$2,117	$55,053	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(6)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2017	2016	2015
Balance at beginning of year	$5,432	$5,200	$4,063
Capitalization of DAC	923	823	870
Amortization of DAC, excluding unlocks	(461)	(412)	(326)
Amortization of DAC related to unlocks	69	(21)	258
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(287)	(158)	335

Balance at end of year	$5,676	$5,432	$5,200

During 2017, the Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. As part of this review, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

During 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

During 2015, the Company recognized a decrease in amortization for DAC of $258 million and decrease in amortization for other related balances of $21 million. The updated assumptions were primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate to reduce expected utilization of the net settlement option, as well as a decrease in the expected lapse rates for certain variable annuity products.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(7)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states, political subdivisions and foreign governments	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

December 31, 2016
Fixed maturity securities:
U.S. government and agencies	$596	$49	$—	$645
Obligations of states, political subdivisions and foreign governments	2,454	265	23	2,696
Corporate securities	33,086	1,276	497	33,865
Residential mortgage-backed securities	3,161	126	39	3,248
Commercial mortgage-backed securities	1,260	23	4	1,279
Asset-backed securities	1,967	30	40	1,957

Total fixed maturity securities	$42,524	$1,769	$603	$43,690
Equity securities	2	8	—	10

Total available-for-sale securities	$42,526	$1,777	$603	$43,700

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold equity securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2017. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,391	$1,408
Due after one year through five years	11,337	11,762
Due after five years through ten years	14,300	14,642
Due after ten years	14,406	15,870

Subtotal	$41,434	$43,682
Residential mortgage-backed securities	2,788	2,872
Commercial mortgage-backed securities	1,154	1,161
Asset-backed securities	2,466	2,486

Total fixed maturity securities	$47,842	$50,201

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,365	$1,174
Adjustment to DAC	(478)	(191)
Adjustment to future policy benefits and claims	(103)	(68)
Adjustment to policyholder dividend obligation	(88)	(74)
Deferred federal income tax expense	(593)	(288)
Cumulative effect of adoption of accounting principle[2]	232	—

Net unrealized gains on available-for-sale securities	$1,335	$553

1	Includes net unrealized gains of $38 million and $1 million as of December 31, 2017 and 2016, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the stranded tax effects resulting from the Act, as discussed in Note 2.

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2017	2016
Balance at beginning of year	$553	$316
Unrealized gains arising during the year:
Net unrealized gains on available-for-sale securities before adjustments	1,191	499
Non-credit impairments and subsequent changes in fair value of impaired debt securities	37	21
Net adjustment to DAC and other expense	(287)	(158)
Net adjustment to future policy benefits and claims	(35)	(52)
Net adjustment to policyholder dividend obligations	(14)	(7)
Related federal income tax expense	(318)	(109)

Unrealized gains on available-for-sale securities	$574	$194
Less: Reclassification adjustment for net realized gains (losses) and credit related OTTI on available-for-sale securities, net of tax (expense) benefit ($(13) and $23 as of December 31, 2017 and 2016, respectively)	24	(43)

Increase in net unrealized gains on available-for-sale securities	$550	$237

Cumulative effect of adoption of accounting principle	232	—

Balance at end of year	$1,335	$553

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2017
Fixed maturity securities:
Corporate securities	$3,363	$37	$4,058	$183	$220
Residential mortgage-backed securities	370	3	433	20	23
Asset-backed securities	254	1	82	23	24
Other	437	3	238	6	9

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

December 31, 2016
Fixed maturity securities:
Corporate securities	$8,762	$320	$1,498	$177	$497
Residential mortgage-backed securities	303	6	397	33	39
Asset-backed securities	327	1	365	39	40
Other	716	21	94	6	27

Total fixed maturity securities	10,108	348	2,354	255	603
Equity securities	—	—	—	—	—

Total[2]	$10,108	$348	$2,354	$255	$603

1	As of December 31, 2017 and 2016, there were $67 million and $118 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 775 and 946 available-for-sale securities in an unrealized loss position as of December 31, 2017 and 2016, respectively.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Amortized cost:
Loans with non-specific reserves	$10,963	$9,775
Loans with specific reserves[1]	—	17

Total amortized cost	$10,963	$9,792

Valuation allowance:
Non-specific reserves	$34	$28
Specific reserves	—	4

Total valuation allowance[2]	$34	$32

Mortgage loans, net of allowance	$10,929	$9,760

1	Interest income recognized on mortgage loans with a specific reserve was immaterial for the years ended December 31, 2017, 2016 and 2015. The average recorded investment was $8.5 million, $18 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.
2	Changes in the valuation allowance are due to current period provisions and recoveries. These changes for the years ended December 31, 2017, 2016 and 2015 were immaterial.

As of December 31, 2017 and 2016, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

December 31, 2016
Apartment	$3,503	$11	$3,514	$3,514	$—	$3,514
Industrial	1,459	14	1,473	1,439	34	1,473
Office	1,570	3	1,573	1,539	34	1,573
Retail	2,850	30	2,880	2,866	14	2,880
Other	352	—	352	352	—	352

Total	$9,734	$58	$9,792	$9,710	$82	$9,792

Weighted average DSC ratio	2.05	1.26	2.04	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	74%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $10 million were on deposit with various regulatory agencies as required by law as of December 31, 2017 and 2016. Available-for-sale securities with a carrying value of $88 million and $260 million were pledged as collateral to secure funding agreements as of December 31, 2017 and 2016, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Fixed maturity securities, available-for-sale	$1,982	$1,781	$1,646
Mortgage loans	450	407	390
Alternative investments	23	8	3
Policy loans	41	52	51
Other	27	21	12

Gross investment income	$2,523	$2,269	$2,102
Tax credit fund losses[1]	44	68	59
Investment expenses	65	62	61

Net investment income	$2,414	$2,139	$1,982

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Realized gains on sales[1]	$53	$50	$15
Realized losses on sales[1]	(16)	(90)	(41)
Net realized derivative losses	(9)	(42)	120
Valuation losses and other	(5)	(3)	(11)
OTTI losses[2,3]	(11)	(26)	(1)

Net realized investment gains (losses)	$12	$(111)	$82

1	Gross gains of $52 million, $49 million and $11 million and gross losses of $11 million, $89 million and $36 million were realized on sales of available-for-sale securities during the years ended December 31, 2017, 2016 and 2015, respectively.
2	OTTI on fixed maturity securities excludes $4 million, $6 million and $2 million of non-credit losses included in other comprehensive income for the years ended December 31, 2017, 2016 and 2015, respectively.
3	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Act during the year ended December 31, 2017.

The following table summarizes the cumulative credit losses, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Cumulative credit losses at beginning of year[1]	$(195)	$(224)	$(254)
New credit losses	(3)	(22)	(1)
Incremental credit losses	(2)	—	—
Losses related to securities included in the beginning balance sold or paid down during the period	30	51	31

Cumulative credit losses at end of year[1]	$(170)	$(195)	$(224)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(8)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2017 and 2016, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2017				December 31, 2016
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$60	$654	$93	$1,127	$128	$942	$11	$288
Derivatives not designated as hedging instruments:
Interest rate contracts	$25	$2,131	$73	$2,336	$75	$2,078	$110	$1,681
Equity contracts	1,070	15,738	—	2,081	633	10,821	—	1,246
Other derivative contracts	—	—	12	2	—	—	2	2

Derivatives (gross)	$1,155	$18,523	$178	$5,546	$836	$13,841	$123	$3,217

Accrued interest	9		6		10		11
Subject to master netting agreements	(62)		(62)		(71)		(71)

Derivatives (net)	$1,102		$122		$775		$63

Cash collateral (received)/pledged[2]	(998)		106		(660)		29
Securities (received)/pledged[2,3]	(101)		—		(89)		30

Uncollateralized position	$3		$16		$26		$4

1	Prior period balances updated to conform to current period presentation that aligns with regulatory changes and also include all derivatives cleared through an exchange.
2	Excludes initial margin posted on derivatives of $114 million and $146 million as of December 31, 2017 and 2016, respectively.
3	Securities received as collateral are recorded off-balance sheet.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2017	2016	2015
Derivatives not designated as hedging instruments:
Interest rate contracts	$(9)	$13	$(141)
Equity contracts	(25)	(81)	(257)
Total return swaps	—	—	(44)
Other derivative contracts	2	8	(6)
Net interest settlements	(9)	(2)	32

Total derivative losses[1]	$(41)	$(62)	$(416)
Change in embedded derivative liabilities and related fees[2]	32	20	536

Net realized derivative (losses) gains	$(9)	$(42)	$120

1	Included in total derivative losses are economic hedging losses of $2 million, $2 million and $402 million related to the guaranteed benefit annuity programs for the years ended December 31, 2017, 2016 and 2015, respectively. Included in total derivative losses for the year ended 2015 are economic hedging gains of $52 million related to the program that protected against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the years ended December 31, 2017 and 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate to reduce expected utilization of the net settlement option.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(9)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[1]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[2]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Excludes $649 million of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, $(10) million for derivative liabilities and $(1) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $721 million of the total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0.1% - 10%[2]
Lapse	0% - 35%[3]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
3	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6	A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2017:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2016:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$642	$1	$2	$645
Obligations of states, political subdivisions and foreign governments	57	2,639	—	2,696
Corporate securities	—	32,592	1,273	33,865
Residential mortgage-backed securities	1,385	1,857	6	3,248
Commercial mortgage-backed securities	—	1,279	—	1,279
Asset-backed securities	—	1,817	140	1,957

Total fixed maturity securities, available-for-sale, at fair value	$2,084	$40,185	$1,421	$43,690
Other investments at fair value	1,050	957	1	2,008

Investments at fair value	$3,134	$41,142	$1,422	$45,698

Derivative instruments - assets	—	203	633	836
Separate account assets[1]	87,266	1,374	65	88,705

Assets at fair value	$90,400	$42,719	$2,120	$135,239

Liabilities
Future policy benefits and claims[2]	$—	$—	$346	$346
Derivative instruments - liabilities	—	121	2	123

Liabilities at fair value	$—	$121	$348	$469

1	Excludes $366 million of separate account assets that use NAV as a practical expedient to estimate fair value.
2	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets[4]	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2015	$1,228	$37	$445	$361	$2,071	$71
Net (losses) gains
In operations[1]	(12)	8	92	(13)	75	277
In other comprehensive income	39	(11)	—	—	28	—
Purchases	147	—	115	—	262	—
Sales	(178)	(33)	(19)	(283)	(513)	—
Transfers into Level 3	261	—	—	—	261	—
Transfers out of Level 3	(64)	—	—	—	(64)	—

Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $(157) million for future policy benefits and claims, $145 million for derivative assets, and $(4) million for derivative liabilities and $(2) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of total fixed maturity securities as of December 31, 2016.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
4	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value have changed to conform with the current period presentation as a result of new guidance.

Transfers into and out of Level 3 during the year ended December 31, 2016 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2016.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2017				December 31, 2016
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$10,929	$10,876	$—	$10,876	$9,760	$9,589	$—	$9,589
Policy loans	$1,030	$1,030	$—	$1,030	$989	$989	$—	$989
Other investments	$78	$78	$—	$78	$72	$72	$—	$72

Liabilities
Investment contracts	$36,746	$34,711	$—	$34,711	$31,431	$29,736	$—	$29,736
Short-term debt	$—	$—	$—	$—	$300	$300	$—	$300
Long-term debt	$793	$1,070	$977	$93	$707	$927	$920	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(10)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2015[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(11)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Liabilities:
Future policyholder benefits	$1,571	$1,602
Policyholder funds and accumulated dividends	137	138
Policyholder dividends payable	20	20
Policyholder dividend obligation	110	100
Other policy obligations and liabilities	25	38

Total liabilities	$1,863	$1,898

Assets:
Available-for-sale securities	$1,294	$1,286
Mortgage loans, net of allowance	220	223
Policy loans	128	138
Other assets	77	98

Total assets	$1,719	$1,745

Excess of reported liabilities over assets	$144	$153

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities, available-for-sale	$14	$7
Adjustment to policyholder dividend obligation	(14)	(7)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$144	$153

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,294	$1,286
Amortized cost	1,206	1,212
Shadow policyholder dividend obligation	(88)	(74)

Net unrealized appreciation	$—	$—

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2017	2016	2015
Revenues:
Premiums	$53	$56	$58
Net investment income	81	84	87
Realized investment (losses) gains	(1)	(3)	1
Realized losses credited to policyholder benefit obligation	(4)	(1)	(5)

Total revenues	$129	$136	$141

Benefits and expenses:
Policy and contract benefits	$115	$125	$122
Change in future policyholder benefits and interest credited to policyholder accounts	(32)	(36)	(33)
Policyholder dividends	39	40	40
Change in policyholder dividend obligation	(8)	(8)	(4)
Other expenses	1	1	1

Total benefits and expenses	$115	$122	$126

Total revenues, net of benefits and expenses, before federal income tax expense	$14	$14	$15
Federal income tax expense	5	5	5

Revenues, net of benefits and expenses and federal income tax expense	$9	$9	$10

Maximum future earnings from assets and liabilities:
Beginning of period	$153	$162	$172
Change during period	(9)	(9)	(10)

End of period	$144	$153	$162

Cumulative closed block earnings from inception through December 31, 2017, 2016 and 2015 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $22 million, $26 million and $32 million as of December 31, 2017, 2016 and 2015, respectively.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(12)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had no amounts outstanding under the agreement as of December 31, 2017 and had $300 million outstanding as of December 31, 2016, which had a weighted average interest rate of 0.72%.

In April 2017, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 23, 2018, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $6.5 billion and $6.1 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2017 and 2016, respectively.

In April 2015, NMIC and the Company replaced their previous $600 million revolving credit facility with a new credit facility of $750 million and a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2017 and 2016.

The amount of interest paid on short-term debt was immaterial in 2017, 2016 and 2015.

(13)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2017	2016
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	93	7

Total long-term debt	$793	$707

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2017, 2016 and 2015. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(14)	Federal Income Taxes

The following table summarizes the components of federal income tax benefit (expense) for the years ended:

	December 31,
(in millions)	2017	2016	2015
Current tax benefit (expense)[1]	$177	$(61)	$(76)
Deferred tax benefit (expense)[1]	231	(65)	(217)

Total federal income tax benefit (expense)	$408	$(126)	$(293)

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Act.

The following table summarizes how the total federal income tax benefit (expense) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2017		2016		2015
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$901		$904		$1,228
Rate reconciliation:
Computed (expected tax expense)	$(315)	(35)%	$(316)	(35)%	$(430)	(35)%
Dividends received deduction	128	14%	144	16%	118	10%
Tax credits	90	10%	81	9%	63	5%
Impact of enacted tax law changes[1]	530	59%	—	—%	—	—%
Other, net[2]	(25)	(3)%	(35)	(4)%	(44)	(4)%

Total federal income tax benefit (expense)	$408	45%	$(126)	(14)%	$(293)	(24)%

1	Represents the remeasurement of deferred tax assets and liabilities of $541 million and government fees of $(11) million as a result of the Act.
2	Certain prior period amounts have been reclassified to conform to the current year’s presentation.

The Company’s current federal income tax receivable (liability) was $166 million and $(52) million as of December 31, 2017 and 2016, respectively.

The Company made $8 million, $7 million and $33 million of payments for the years ended December 31, 2017, 2016 and 2015, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2017	2016
Deferred tax assets
Future policy benefits and claims	$781	$953
Tax credit carryforwards	350	599
Derivatives, including embedded derivatives	44	21
Other	236	383

Gross deferred tax assets	$1,411	$1,956
Valuation allowance	(10)	(17)

Gross deferred tax assets, net of valuation allowance	$1,401	$1,939

Deferred tax liabilities
Deferred policy acquisition costs	$971	$1,577
Available-for-sale securities	589	536
Other	311	278

Gross deferred tax liabilities	$1,871	$2,391

Net deferred tax liability	$470	$452

As of December 31, 2017, the Company has gross federal net operating losses of $17 million, which expire between 2018 and 2037. As of December 31, 2017, the Company had $307 million in low-income-housing credit carryforwards, which expire between 2024 and 2037. In addition, the Company had $43 million in foreign tax credit carryforwards which expire between 2024 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2017	2016	2015
Balance at beginning of period	$36	$36	$38
Additions for current year tax positions	2	1	1
Additions for prior year tax positions	—	1	—
Reductions for prior years tax positions	(28)	(2)	(3)

Balance at end of period	$10	$36	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2013 tax year.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(15)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million, and also raised NLIC’s admitted deferred tax assets by $8 million.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2016, this prescribed practice decreased NLIC’s valuation of this subsidiary by $97 million, and also reduced NLIC’s admitted deferred tax assets by $15 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2017	2016	2015
Statutory net income (loss)
NLIC	$1,039	$751	$167
NLAIC	(277)	(227)	(99)
JNL	—	N/A	N/A
JNLNY	—	N/A	N/A

Statutory capital and surplus
NLIC	$5,949	$5,208	$4,567
NLAIC	1,340	968	735
JNL	35	N/A	N/A
JNLNY	7	N/A	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2017, 2016 and 2015 NLIC did not pay any dividends to NFS. As of January 1, 2018, NLIC has the ability to pay dividends to NFS totaling $1.0 billion without obtaining prior approval.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2017, 2016 and 2015, the Company was allocated costs from NMIC and NSC totaling $324 million, $277 million and $289 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $17 million, $19 million and $18 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2017 and 2016. Total revenues from these contracts were $125 million, $127 million and $129 million for the years ended December 31, 2017, 2016 and 2015, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $111 million for the years ended December 31, 2017 and 2016, and $106 million for the year ended December 31, 2015.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $158 million for the year ended December 31, 2017 and $209 million for the years ended December 31, 2016 and 2015, while benefits, claims and expenses ceded during these years were $108 million, $185 million and $207 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2017, 2016 and 2015, customer allocations to NFG funds totaled $66.7 billion, $61.4 billion and $59.1 billion, respectively. For the years ended December 31, 2017, 2016 and 2015, NFG paid the Company $221 million, $199 million and $196 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $899 million as of December 31, 2017 and 2016, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2017, 2016 and 2015.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million, $65 million and $63 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $313 million, $332 million and $238 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company, a subsidiary of NMIC. As of December 31, 2017, 2016 and 2015, the Company had notes receivable outstanding of $7 million, $11 million and $14 million, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries, under such policies, in accordance with applicable accounting rules.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators. The Company will cooperate with its ultimate parent company, NMIC insofar as any inquiry, examination, or investigation encompasses NMIC’s operations. In addition, recent regulatory activity, including state and federal regulatory activity related to fiduciary standards, may impact the Company’s business and operations, and certain estimates and assumptions used by the Company in determining the amounts presented in the financial statements and accompanying notes. Actual results could differ significantly from those estimates and assumptions.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(18)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2017	2016	2015
Premiums
Direct	$962	$1,011	$1,144
Assumed from other companies	—	—	—
Ceded to other companies	(329)	(369)	(358)

Net	$633	$642	$786

Life, accident and health insurance in force
Direct	$291,984	$275,404	$260,465
Assumed from other companies	2	2	5
Ceded to other companies	(62,714)	(61,674)	(60,976)

Net	$229,272	$213,732	$199,494

Amounts recoverable under reinsurance contracts totaled $1,124 million, $683 million and $647 million as of December 31, 2017, 2016 and 2015, respectively, and are included in other assets in the consolidated balance sheets.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(19) Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	117	—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	557	36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	195	(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net gain attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2017, 2016 and 2015 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$2,105	$111	$—	$2,216
Premiums	751	—	35	786
Net investment income	1,193	752	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(56)	(56)
Other revenues[2]	(83)	—	7	(76)

Total revenues	$3,966	$863	$23	$4,852
Benefits and expenses:
Interest credited to policyholder account values	$564	$494	$20	$1,078
Benefits and claims[3]	1,405	—	29	1,434
Amortization of DAC	128	7	(67)	68
Other expenses, net of deferrals	705	163	176	1,044

Total benefits and expenses	$2,802	$664	$158	$3,624

Income before federal income taxes and noncontrolling interests	$1,164	$199	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,164	$199	$(57)

Assets as of year end	$104,020	$30,524	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2017 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$358	$396	$396
Obligations of states, political subdivisions and foreign governments	3,433	3,845	3,845
Public utilities	5,374	5,582	5,582
All other corporate, mortgage-backed and asset-backed securities	38,677	40,378	40,378

Total fixed maturity securities, available-for-sale	$47,842	$50,201	$50,201
Equity securities, available-for-sale:
Common stocks:
Banks, trust and insurance companies	$15	$15	$15
Industrial, miscellaneous and all other	14	12	12
Nonredeemable preferred stocks	44	52	52

Total equity securities, available-for-sale	$73	$79	$79
Trading assets	73	74	74
Mortgage loans, net of allowance	10,963		10,929	[1]
Policy loans	1,030		1,030
Other investments	1,340		1,340
Short-term investments	1,406		1,406

Total investments	$62,727		$65,059

1	Difference from Column B is primarily attributable to valuation allowances due to impairments on mortgage loans on estate (see Note 7 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

2015
IPS	$5,007	$26,742			$751
Retirement Plans	222	15,940			—
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

2015
IPS	$1,193	$2,198	$128	$705
Retirement Plans	752	494	7	163
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2017, 2016 and 2015 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2017, 2016 and 2015 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2017.
Statement of Operations for the year ended December 31, 2017.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2017 and 2016.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2017, 2016 and 2015.
Consolidated Balance Sheets as of December 31, 2017 and 2016.
Consolidated Statements of Equity as of December 31, 2017, 2016, 2015, and 2014.
Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with this Registration Statement (1933 act File No. 2–58043) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with Post-Effective Amendment No. 36 to the Registration Statement (1933 Act File No. 2-58043) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously with this Registration Statement (1933 act File No. 2–58043) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously with this Registration Statement (1933 act File No. 2–58043) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws.
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.

1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "amcentfpa99h2"
2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "dreyfusfpa99h3.htm"
3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "fidifpa99h5.htm"
4)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "frankfpa99h8.htm"
5)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
6)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "oppenfpa99h14.htm"
7)	Fund Participation Agreement with Aberdeen Fund Distributors LLC, dated June 17, 2008, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "aberdeenfpa.htm"
8)	Financial Support Agreement with AIM Distributors, Inc., dated January 1, 2005, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "invescofpa.htm"
9)	Services Agreement with American Century Investment Services, Inc., dated September 15, 2004, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "americancenturyfpa.htm"
10)	Fund Participation Agreement with Delaware Service Company, Inc. and Delaware Distributors, L.P., dated July 1, 2004, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "delawareretailfpa"
11)	Restated Service Agreement with the Dreyfus Corporation and Dreyfus Service Corporation, dated June 1, 2003, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "dreyfusfpa.htm"
12)	Dealer Agreement with Federated Securities Corp., dated October 26, 2006, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "federatedfpa.htm"
13)	Fund Participation Agreement with Fidelity Distributors Corporation, dated September 1, 1992, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "fidelityfpa.htm"
14)	Master Shareholder Services Agreement with Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC, dated October 7, 2007, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "franklintempletonfpa.htm"
15)	Fund Participation Agreement with Gartmore Mutual Fund Capital Trust, Gartmore Morley Capital Management, Inc., Gartmore Distribution Services, Inc. and Gartmore Mutual Funds, dated October 1, 2002, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "nationwidefpa.htm"

16)	Fund Participation Agreement with Janus Distributors LLC and Janus Services LLC, dated July 23, 2009, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "janusfpa.htm"
17)	Fund Participation Agreement with Lazard Asset Management, LLC and Lazard Asset Management Securities LLC, dated May 3, 2006, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "lazardretailfpa.htm"
18)	Administrative Services Agreement with Neuberger Berman Management Inc., dated January 1, 2006, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "neubergerbermanfpa.htm"
19)	Retirement Plan Service Provider Agreement with OppenheimerFunds, Distributor, Inc., OppenheimerFunds, Inc. and OppenheimerFunds Services, dated February 27, 2009, with post effective amendment number 55 of registration statement (002-58043) under document "oppenheimerfpa.htm"
20)	Fund Participation Agreement with Phoenix Equity Planning Corporation, dated March 7, 2007, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "virtusfpa.htm"
21)	Fund Participation Agreement with Wells Fargo Funds Management, LLC and Wells Fargo Funds Trust, dated July 1, 2003, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "wellsfargofpa.htm"
22)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, filed on April 16, 2015, with post effective amendment number 15 of registration statement (333-149213) under document "mfsfpa.htm"
9)	Opinion of Counsel – Filed previously with this Registration Statement (1933 act File No. 2–58043) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-Marketing Services	Tiffanie Hiibner
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Marketing	Jennifer B. MacKenzie
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd

Senior Vice President-Chief Digital Officer	Ann S. Bair
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company	Texas	The company provides life, health and annuity products.
Jefferson National Life Insurance Company of New York	New York	The company provides variable annuity products.
Jefferson National Securities Corporation	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 7, 2018, was 4,770 and 0 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1

Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Property Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Christopher Igodan, Jr.
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Treasurer	Mark E. Hartman
Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 24, 2018.
Nationwide Variable Account
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 24, 2018.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact